As filed with the U.S. Securities and Exchange Commission

on December 23, 2009

Securities Act File No. 33-12344

Investment Company Act File No. 811-05041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT of 1940	☒

Amendment No. 37	☒

(Check appropriate box or boxes)

Credit Suisse Large Cap Growth Fund

(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, Including Area Code: (212) 325-2000

J. Kevin Gao, Esq.

Credit Suisse Large Cap Growth Fund

Eleven Madison Avenue

New York, New York 10010

(Name and Address of Agent for Service)

Copy to:
Dianne E. O’Donnell, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Approximate date of proposed public offering: February 28, 2010.

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on February 28, 2010 pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

CREDIT SUISSE FUNDS

Prospectus

Common Class: CUCAX

February 28, 2010

CREDIT SUISSE
LARGE CAP GROWTH FUND

The fund’s Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC (“Credit Suisse”), (3) registered investment advisers (“RIAs”), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

INVESTMENT OBJECTIVE	4

INVESTOR EXPENSES	4

Fees and Fund Expenses	4

Example	4

Portfolio Turnover	4

PRINCIPAL INVESTMENT STRATEGIES	4

PRINCIPAL RISKS OF INVESTING IN THE FUND	5

PERFORMANCE SUMMARY	5

MANAGEMENT	6

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	7

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES	7

THE FUND IN DETAIL	8

The Management Firm	8

Multi-Class Structure	8

Goal and Strategies	8

Portfolio Investments	9

Risk Factors	9

Investor Profile	10

CERTAIN INVESTMENT PRACTICES	12

FINANCIAL HIGHLIGHTS	15

MEET THE MANAGERS	16

MORE ABOUT YOUR FUND	17

Share Valuation	17

Account Statements	17

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Distributions	17

Taxes	18

BUYING SHARES	19

SELLING SHARES	22

SHAREHOLDER SERVICES	25

OTHER POLICIES	27

OTHER INFORMATION	29

About the Distributor	29

FOR MORE INFORMATION	back cover

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INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

INVESTOR EXPENSES

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption fees	NONE	%
Exchange fees	NONE
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		%
Distribution and service (12b-1) fee	NONE
Other expenses		%
Total annual fund operating expenses		%

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
COMMON CLASS (with or without redemption)	$	$	$	$

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests substantially all of its assets in equity securities of large cap U.S. companies.  The fund uses proprietary quantitative models designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

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•                  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund’s overall exposure to such low quality stocks and

•                  help determine the fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Russell 1000® Growth Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments—including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

Each fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

STYLE RISK

The fund favors companies that are represented in the Russell 1000® Value Index or that have similar attributes and capitalizations to companies in that index. Such stocks shift in and out of favor depending on market and economic conditions and the fund’s performance may trail returns of funds emphasizing “growth” or smaller cap value stocks.

PERFORMANCE SUMMARY

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund’s performance has varied from year to year for up to 10 years. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund’s website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870 2874.

[BAR CHART TO BE SUPPLIED]

Best quarter:

Worst quarter:

•    The fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than the more traditional fundamental analysis approach. Investors should

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be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED 12/31/09:	ONE YEAR 2009		FIVE YEARS 2005-2009		TEN YEARS 2000-2009
RETURN BEFORE TAXES		%		%		%
RETURN AFTER TAXES ON DISTRIBUTIONS		%		%		%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		%		%		%
STANDARD & POOR’S SMALL CAP 600® INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)%				%		%

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

MANAGEMENT

Investment adviser: Credit Suisse Asset Management, LLC (“Credit Suisse”)

Portfolio managers:  The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund.  Jordan Low, Director of Credit Suisse, Constantin Filitti, Ph.D., Director of Credit Suisse, and Timothy Schwider, Ph.D., Director of Credit Suisse, are portfolio managers of the Credit Suisse Quantitative Equities Group.  Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group and has been a portfolio manager for the fund since February 2008.  Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

PURCHASE AND SALE OF FUND SHARES

Eligible investors may purchase, redeem or exchange Common Class shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in proper form.

The fund’s initial investment minimums generally are as follows:

Regular account	$2,500
IRAs	$500
Transfers/gifts to minors	$500
Retirement plan programs	None
Employees and clients of Credit Suisse and its affiliates	None

The fund’s subsequent investment minimums generally are as follows:

General	$100
By exchange	$250
By wire	$500
By ACH transfer	$50

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Your financial representative may impose different investment minimum amount requirements.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial representative or contact the fund by phone (Credit Suisse Funds at 877-870-2874).

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES

If you purchase the fund through a broker/dealer or other financial representative (such as a bank), the fund and its related companies may pay the representative for the sale of fund shares and related services.  These payments may influence the broker/dealer or other representative or its employees or associated persons to recommend the fund over another investment.  Ask your financial representative or visit your financial representative’s website for more information.

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THE FUND IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

•  Investment adviser for the fund

•  Responsible for managing the fund’s assets according to their goals and strategies

•  Is part of the asset management business of Credit Suisse Group AG, one of the world’s leading banks

•  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments

The fund pays advisory fees at the annual rate of 0.50% of average daily net assets.  For the 2009 fiscal year, the fund paid Credit Suisse     % of its average net assets for advisory services.

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory contract is available in the fund’s Semi-Annual Report to shareholders for the period ended April 30, 2009.

For easier reading, Credit Suisse Asset Management, LLC will be referred to as “Credit Suisse” throughout this Prospectus.

MULTI-CLASS STRUCTURE

This Prospectus offers Common Class shares of the fund. Common Class shares are no load. The fund offers additional classes of shares, as described in separate Prospectuses.

GOAL AND STRATEGIES

The fund seeks long-term capital appreciation. To pursue its goal, the fund invests substantially all of its assets — but not less than 80% of assets — in equity securities of large cap U.S. companies. The fund invests in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

The fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The fund’s portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•                  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund’s overall exposure to such low quality stocks and

•                  help determine the fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers will apply the proprietary quantitative models to companies that are represented in the Russell 1000® Growth Index (the “Russell Index”), as well as other companies with similar attributes and capitalizations to the companies in the Russell Index. A stock may be overweighted or underweighted in relation to

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the Russell Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the fund maintains investment attributes that are similar to those of the Russell Index, and limits its divergence from the Russell Index in terms of market, industry and sector exposures.

The fund considers a large cap company to be one that is represented in the Russell Index or has similar attributes and capitalizations to companies in the Russell Index. As of December 31, 2009, the market capitalizations of companies in the Russell Index were from $     million to $       billion.

Some companies may fall outside the definition of a large cap company after the fund has purchased their securities. These companies continue to be considered large cap for purposes of the fund’s minimum 80% allocation to large cap company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund’s average market capitalization may sometimes be lower than that of the Russell Index.

The fund’s 80% investment policy may be changed by the Board of Trustees on 60 days’ notice to shareholders. The fund’s investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

The fund invests in the following types of equity securities:

•                  common stocks

•                  rights and warrants

•                  securities convertible into or exchangeable for common stocks

•                  depository receipts relating to equity securities

The fund may invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.

RISK FACTORS

INTRODUCTION

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The “Certain Investment Practices” table describes these practices and the limitations on their use.

PRINCIPAL RISK FACTORS

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments — including stocks and bonds, and the mutual funds that invest in them.

Model Risk The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Style Risk The fund favors companies that are represented in the Russell 1000® Value Index or that have similar attributes and capitalizations to companies in that index. Such stocks shift in and out of favor depending on market and economic conditions and the fund’s performance may trail returns of funds emphasizing “growth” or smaller cap value stocks.

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OTHER RISK FACTORS

Access Risk Some countries may restrict the fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk Changes in the value of a hedging instrument may not be offset by those of the investment being hedged.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

•                  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•                  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

Interest Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

INVESTOR PROFILE

This fund is designed for investors who:

•                  are investing for long-term goals

•                  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

•                  are looking for capital appreciation

•                  want to diversify their portfolios into common stocks

It may NOT be appropriate if you:

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•                  are investing for a shorter time horizon

•                  are uncomfortable with an investment that will fluctuate in value

•                  are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

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CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

☒ Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐ Permitted, but not expected to be used to a significant extent

—  Not permitted

INVESTMENT PRACTICE	LIMIT

Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	10%

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.

☒

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	20%

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest rate, market, speculative exposure risks.(2)

☐

(1)  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

(2)  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

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INVESTMENT PRACTICE	LIMIT

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.

☐

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Credit, liquidity, interest rate, market risks.	—

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	10%

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

Special-situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund’s performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

☐

Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.

☐

(1)  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

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INVESTMENT PRACTICE	LIMIT

Temporary defensive tactics Placing some or all of the fund’s assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund’s principal investment strategies and prevent the fund from achieving its goal.

☐

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

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FINANCIAL HIGHLIGHTS

The financial highlights tables show the fund’s audited financial performance for up to five years.  Certain information in the table reflects results for a single fund share.  Total return in the tables represents how much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital gain distributions.

The figures below have been audited by the fund’s independent registered public accounting firm, [      ], whose report on the fund’s financial statements is included in the fund’s Annual Report.  The Annual Report includes the independent registered public accounting firm’s report, along with the fund’s financial statements.  It is available free upon request through the methods described on the back cover of this Prospectus.

[financial highlights to be inserted]

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MEET THE MANAGERS

Jordan Low, Constantin Filitti, and Timothy Schwider are portfolio managers of the Credit Suisse Quantitative Equities Group and responsible for the day-to-day portfolio management of the fund. Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group.  Mr. Low has been a portfolio manager for the fund since February 2008.  Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse in February 2008. Mr. Low joined Credit Suisse Group AG in 2005 and was the U.S. Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining the Credit Suisse Group, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management (“GSAM”). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt in Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Director, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College, and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Job titles indicate position with the investment adviser.

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MORE ABOUT YOUR FUND

SHARE VALUATION

The net asset value (“NAV”) of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time.

The fund’s fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares.

ACCOUNT STATEMENTS

In general, you will receive account statements as follows:

•  after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

•  after any changes of name or address of the registered owner(s)

•  otherwise, every calendar quarter

You will also receive annual and semiannual financial reports.

DISTRIBUTIONS

As a fund investor, you will receive distributions.

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The fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid federal tax.

Distributions will be reinvested in additional Common Class shares, unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available at
www.credit-suisse.com/us or by calling 877-870-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund’s long-term capital gains are taxed as long-term capital gains, regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed at long-term capital gain rates to the extent the distributions are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends from U.S. corporations (other than dividends from tax-exempt corporations and certain dividends from real estate investment trusts and other regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the “record date” — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as if paid in December for tax purposes.

The fund will mail to you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide the fund, or the fund’s paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

18

BUYING SHARES

OPENING AN ACCOUNT

Your account application provides the fund with key information necessary to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call the Shareholder Service Center to receive one by mail or fax.

You can make your initial investment by check or wire. The “By Wire” method in the table enables you to buy shares on a particular day at that day’s closing NAV. The fund reserves the right to reject any purchase order.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

The fund’s Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers (“RIAs”), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors or Trustees of funds advised by Credit Suisse or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same social security number.

Prospective investors may be required to provide documentation to determine their eligibility to purchase Common Class shares.

BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. If your request is received in proper form by the close of the Exchange (usually 4 p.m. eastern time), your transaction will be priced at that day’s NAV. If your request is received after that time, it will be priced at the next business day’s NAV. “Proper form” means the fund has received a completed purchase application and payment for shares (as described in this Prospectus).

FINANCIAL SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order in proper form, it is considered received by the fund and will be priced at the next-computed NAV.

Financial services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

Some of the firms through which the fund is available include:

•  Charles Schwab & Co., Inc. Mutual Fund OneSource® service

19

•  Fidelity Brokerage Services, Inc. FundsNetwork® Program

•  TD Ameritrade Mutual Fund Network

The fund reserves the right to modify or waive minimum initial investment requirements.

ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the “Buying Shares” table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the “ACH on Demand” section of the Common Class account application.

INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Funds. Unfortunately, the fund cannot accept “starter” checks that do not have your name pre-printed on them. The fund also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Funds. These types of checks will be returned to you and your purchase order will not be processed.

EXCHANGING SHARES

The fund reserves the right to:

•  reject any purchase order made by means of an exchange from another fund

•  change or discontinue its exchange privilege after 60 days’ notice to current investors

•  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

20

BUYING SHARES

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK

• Complete the New Account Application.
• For IRAs use the Universal IRA Application.
• Make your check payable to Credit Suisse Funds.
• Write the fund name on the check.
• Mail to Credit Suisse Funds.

• Make your check payable to Credit Suisse Funds. • Write the account number and the fund name on your check. • Mail to Credit Suisse Funds. • Minimum amount is $100.

BY EXCHANGE

• Call the Shareholder Service Center to request an exchange from another Credit Suisse Fund. Be sure to read the current Prospectus for the new fund. Also please observe the minimum initial investment.
• If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

• Call the Shareholder Service Center to request an exchange from another Credit Suisse Fund.
• Minimum amount is $250.
• If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

BY WIRE

• Complete and sign the New Account Application.
• Call the Shareholder Service Center and fax the signed New Account Application by 4 p.m. eastern time.
• The Shareholder Service Center will telephone you with your account number. Please be sure to specify your name, the account number and the fund name on your wire advice.
• Wire your initial investment for receipt that day.
• Mail the original, signed application to Credit Suisse Funds. This method is not available for IRAs.

• Call the Shareholder Service Center by 4 p.m. eastern time to inform the Shareholder Service Center of the incoming wire. Please be sure to specify your name, the account number and the fund name on your wire advice.
• Wire the money for receipt that day.
• Minimum amount is $500.

BY AUTOMATED CLEARING HOUSE (ACH) TRANSFER

• Cannot be used to open an account.

• Call the Shareholder Service Center to request an ACH transfer from your bank.
• Your purchase will be effective at the next NAV calculated after the fund receives your order in proper form.
• Minimum amount is $50.
• Requires ACH on Demand privileges.

877-870-2874

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

21

SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES	CAN BE USED FOR
BY MAIL

Write a letter of instruction that includes:
• your name(s) and signature(s)
• the fund name and account number
• the dollar amount you want to sell
• how to send the proceeds
Obtain a signature guarantee or other documentation, if required (see “Selling Shares in Writing”).
Mail the materials to Credit Suisse Funds.
If only a letter of instruction is required, you can fax it to the Shareholder Service Center (unless a signature guarantee is required).

• Accounts of any type. • Sales of any amount. For IRAs please use the IRA Distribution Request Form.

BY EXCHANGE

• Call the Shareholder Service Center to request an exchange into another Credit Suisse Fund. Be sure to read the current Prospectus for the new fund. Also please observe the minimum initial investment.

• Accounts with telephone privileges. If you do not have telephone privileges, mail or fax a letter of instruction to exchange shares.

BY PHONE

Call the Institutional Services Center to request a redemption. You can receive the proceeds as:
• a check mailed to the address of record ($100 minimum)
• an ACH transfer to your bank ($50 minimum)
• a wire to your bank ($500 minimum)
See “By Wire or ACH Transfer” for details.

• Accounts with telephone privileges.

BY WIRE OR ACH TRANSFER

• Complete the “Wire Instructions” or “ACH on Demand” section of your New Account Application.
• For federal-funds wires, proceeds will be wired on the next business day. For ACH transfers, proceeds will be delivered within two business days.

• Accounts with wire-redemption or ACH on Demand privileges. • Requests by phone or mail.

22

HOW TO REACH THE FUND

Shareholder Service Center
Toll free: 877-870-2874
Fax: 888-606-8252

Mail:
Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
30 Dan Road
Canton, MA 02021-2809

Internet Web Site:
WWW.CREDIT-SUISSE.COM/US

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Account registration]

SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

•  accounts whose address of record has been changed within the past 30 days

•  redemptions in certain large accounts (other than by exchange)

•  requests to send the proceeds to a different payee or address than on record

•  shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund’s transfer agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Further information can be obtained by calling us at the shareholder services toll-free number.

RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Fund.

23

LOW-BALANCE ACCOUNTS

If your account balance falls below the minimum required to keep it open due to redemptions or exchanges, the fund may ask you to increase your balance. If it is still below the minimum after 60 days, the fund may close your account and mail you the proceeds.

MINIMUM TO KEEP AN ACCOUNT OPEN

Regular account:	$2,000
IRAs:	$250
Transfers/Gifts to Minors:	$250

The fund reserves the right to modify or waive this requirement. If the fund increases the minimum amount required to keep an account open, it will give current shareholders 15 days’ notice of any increase. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days’ notice as described above.

877-870-2874

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

24

SHAREHOLDER SERVICES

AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling the Shareholder Service Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semiannual or annual withdrawals of $250 or more.

DISTRIBUTION SWEEP

For automatically reinvesting your dividend and capital-gain distributions into another identically registered Credit Suisse Fund. Not available for IRAs.

STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund’s portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. Please call 877-870-2874 if you would like to receive additional reports, Prospectuses or proxy statements.

The fund discloses its portfolio holdings and certain of the fund’s statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund’s website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the fund’s SAI.

RETIREMENT PLANS

Credit Suisse offers a range of tax-advantaged retirement accounts, including:

•  Traditional IRAs

•  Roth IRAs

•  Spousal IRAs

•  Rollover IRAs

•  SEP IRAs

To transfer your IRA to Credit Suisse, use the IRA Transfer/Direct Rollover Form. If you are opening a new IRA, you will also need to complete the Universal IRA Application. Please consult your tax professional concerning your IRA eligibility and tax situation.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

25

ACCOUNT CHANGES

Call the Shareholder Service Center to update your account records whenever you change your address. The Shareholder Service Center can also help you change your account information or privileges.

26

OTHER POLICIES

TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and the fund does not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling the Shareholder Service Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial services firm may charge a fee to send or receive wire transfers.

While the fund monitors telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

FREQUENT PURCHASES AND
SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund’s long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund’s portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund’s remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of “stale” or otherwise inaccurate prices for fund portfolio holdings (e.g., “time zone arbitrage”).

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund’s policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or “market timing” as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. The fund’s distributor enters into agreements with financial intermediaries that require such financial intermediaries to provide certain information to help detect frequent trading activity by their clients or customers and to eliminate frequent trading by these clients and customers.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for “market timing” above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from “time zone arbitrage” with respect to foreign securities holdings and other trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. See “More About Your Fund — Share Valuation.”

27

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares that may define market timing differently than the fund does and have different consequences associated with it.

The fund’s policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

SPECIAL SITUATIONS

The fund reserves the right to:

•  charge a wire-redemption fee

•  make a “redemption in kind” — payment in portfolio securities rather than cash — for certain large redemption amounts that could hurt fund operations

•  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

•  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

877-870-2874

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

28

OTHER INFORMATION

ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, is responsible for:

•  making the fund available to you

•  account servicing and maintenance

•  other administrative services related to sale of the Common Class shares

CSAMSI, Credit Suisse or affiliates may make additional payments out of their own resources to firms offering Common Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse or an affiliate may make similar payments under similar arrangements. For further information on the distributor’s payments for distribution and shareholder servicing, see “Management of the Fund — Distribution and Shareholder Servicing” in the SAI.

29

FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

Includes financial statements, portfolio investments and detailed performance information.

The Annual Report also contains a letter from the fund’s portfolio managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

OTHER INFORMATION

A current SAI, which provides more details about the fund, is on file with the SEC and is incorporated by reference.

You may visit the SEC’s Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:

877-870-2874

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Funds
P.O. Box 55030
Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.
Attn: Credit Suisse Funds
30 Dan Road
Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

The fund’s SAI and Annual and Semiannual Reports are available on Credit Suisse’s website, www.credit-suisse.com/us.

30

SEC file number:

Credit Suisse Large Cap Growth Fund   811-05041

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 • WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCG-PRO-CMN-0210

31

CREDIT SUISSE FUNDS

Prospectus

Class A, B and C Shares

February 28, 2010

CREDIT SUISSE
LARGE CAP GROWTH FUND

Class A Shares: CUAAX

Class B Shares: CUCBX

Class C Shares: CUCCX

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

INVESTMENT OBJECTIVE	4

INVESTOR EXPENSES	4

Fees and Fund Expenses	4

Example	4

Portfolio Turnover	5

PRINCIPAL INVESTMENT STRATEGIES	5

PRINCIPAL RISKS OF INVESTING IN THE FUND	5

PERFORMANCE SUMMARY	6

MANAGEMENT	6

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	7

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES	7

THE FUND IN DETAIL	8

The Management Firm	8

Goal and Strategies	8

Portfolio Investments	9

Risk Factors	9

Investor Profile	10

CERTAIN INVESTMENT PRACTICES	12

FINANCIAL HIGHLIGHTS	15

MEET THE MANAGERS	16

MORE ABOUT YOUR FUND	17

Share Valuation	17

Distributions	17

Taxes	18

CHOOSING A CLASS OF SHARES	19

BUYING AND SELLING SHARES	21

2

SHAREHOLDER SERVICES	23

OTHER POLICIES	24

OTHER SHAREHOLDER INFORMATION	26

OTHER INFORMATION	31

About The Distributor	31

FOR MORE INFORMATION	back cover

3

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

INVESTOR EXPENSES

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Credit Suisse Funds.  More information about these and other discounts is available from your financial representative and in this Prospectus on page [      ] under the heading “Other Shareholder Information–Classes of Shares and Sales Charges” and in the fund’s Statement of Additional Information (“SAI”) on page [      ] under the heading “Additional Purchase and Redemption Information.”

	CLASS A		CLASS B		CLASS C
Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		NONE		NONE
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE	(1)	4.00	%(2)	1.00	%(3)
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE		NONE		NONE
Redemption fees	NONE		NONE		NONE
Exchange fees	NONE		NONE		NONE
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee		%		%		%
Distribution and service (12b-1) fee	0.25%		1.00%		1.00%
Other expenses		%		%		%
Total annual fund operating expenses		%		%		%

(1)   Purchases of shares of $1,000,000 or more may be subject to a 1% deferred sales charge on redemptions within 12 months of purchase.

(2)   4% during the first year decreasing 1% annually to 0% after the fourth year.

(3)   1% during the first year.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
CLASS A (with or without redemption)	$	$	$	$
CLASS B (redemption at end of period)
CLASS B (no redemption)
CLASS C (redemption at end of period)	$	$	$	$
CLASS C (no redemption)	$	$	$	$

4

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was [       ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests substantially all of its assets in equity securities of large cap U.S. companies.  The fund uses proprietary quantitative models designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•                  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund’s overall exposure to such low quality stocks and

•                  help determine the fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Russell 1000® Growth Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments—including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

STYLE RISK

The fund favors companies that are represented in the Russell 1000® Growth Index or that have similar attributes and capitalizations to companies in that index. Such stocks shift in and out of favor depending on market and economic conditions and the fund’s performance may trail returns of funds emphasizing “value” or smaller cap growth stocks.

5

PERFORMANCE SUMMARY

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how performance of the fund’s Class A shares has varied from year to year for up to 10 years. Sales loads are not reflected in the returns; if they were, returns would be lower than those shown. Sales loads are reflected in the returns shown on the next page.  The after-tax returns are shown for Class A shares only. The after-tax returns of other classes will vary. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund’s website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than the more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

[BAR CHART TO BE SUPPLIED]

Best quarter:

Worst quarter:

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED 12/31/09:	ONE YEAR 2009		FIVE YEARS 2005-2009		LIFE OF CLASS		INCEPTION DATE
CLASS A RETURN BEFORE TAXES		%		%		%	11/30/01
CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS		%		%		%
CLASS A RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		%		%		%
CLASS B RETURN BEFORE TAXES		%		%		%	11/30/01
CLASS C RETURN BEFORE TAXES		%		%		%	11/30/01
RUSSELL 1000® GROWTH INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)%				%		%

•  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

MANAGEMENT

Investment adviser: Credit Suisse Asset Management, LLC (“Credit Suisse”)

Portfolio managers:  The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund.  Jordan Low, Director of Credit Suisse, Constantin Filitti, Ph.D., Director of Credit Suisse, and Timothy Schwider, Ph.D., Director of Credit Suisse, are portfolio managers of the Credit Suisse Quantitative Equities Group.  Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group and has been a portfolio manager for the fund since February 2008.  Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

PURCHASE AND SALE OF FUND SHARES

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in proper form, subject to any applicable sales charge.

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The fund’s initial investment minimums generally are as follows:

	CLASS A	CLASS B	CLASS C
General	$2,500	$2,500	$2,500
IRAs	$500	$500	$500
Retirement plan programs	None	None	None

The fund’s subsequent investment minimums generally are as follows:

	CLASS A	CLASS B	CLASS C
General	$100	$100	$100
IRAs	$100 ($50 for electronic transfers (ACH))	$100 ($50 for electronic transfers (ACH))	$100 ($50 for electronic transfers (ACH))
Retirement plan programs	None	None	None

Your financial representative may impose different investment minimum amount requirements.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial representative or contact the fund by phone (Credit Suisse Funds at 877-870-2874).

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES

If you purchase the fund through a broker/dealer or other financial representative (such as a bank), the fund and its related companies may pay the representative for the sale of fund shares and related services.  These payments may influence the broker/dealer or other representative or its employees or associated persons to recommend the fund over another investment.  Ask your financial representative or visit your financial representative’s website for more information.

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THE FUND IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

•  Investment adviser for the fund

•  Responsible for managing the fund’s assets according to its goals and strategies

•  Is part of the asset management business of Credit Suisse Group AG, one of the world’s leading banks

•  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments

The fund pays advisory fees at the annual rate of 0.50% of its average daily net assets.  For the 2009 fiscal year, the fund paid Credit Suisse      % of its average net assets for advisory services.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory contract is available in the fund’s Semi-Annual Report to shareholders for the period ended April 30, 2009.

For easier reading, Credit Suisse Asset Management, LLC will be referred to as “Credit Suisse” throughout this Prospectus.

MULTI-CLASS STRUCTURE

This Prospectus offers Class A, B and C shares of the fund, which are sold through financial intermediaries and other financial services firms and are sold with a front-end sales load (Class A) or a contingent deferred sales charge imposed on redemptions within specified time periods (Classes B and C). The fund offers Common Class and Advisor Class shares through separate Prospectuses. Common Class shares are sold with no front-end or deferred sales charges but are closed to new investors, except for shareholders who held Common Class shares as of the close of business on December 12, 2001 and other eligible investors as described later in this Prospectus on page     . Eligible investors may be able to purchase Common Class shares through certain intermediaries or directly from the fund. Advisor Class shares are sold to eligible investors directly or through financial intermediaries with no front-end or deferred sales charges but with ongoing service and distribution fees of 0.50% per annum.

GOAL AND STRATEGIES

The fund seeks long-term capital appreciation. To pursue its goal, the fund invests substantially all of its assets — but no less than 80% of assets – in equity securities of large cap U.S. companies. The fund invests in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

The fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The fund’s portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•                  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund’s overall exposure to such low quality stocks and

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•                  help determine the fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio managers will apply the proprietary quantitative models to companies that are represented in the Russell 1000® Growth Index (the “Russell Index”), as well as other companies with similar attributes and capitalizations to the companies in the Russell Index. A stock may be overweighted or underweighted in relation to the Russell Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the fund maintains investment attributes that are similar to those of the Russell Index, and limits its divergence from the Russell Index in terms of market, industry and sector exposures.

The fund considers a large company to be one that is represented in the Russell Index or has similar attributes and capitalizations to companies in the Russell Index. As of December 31, 2009, the market capitalizations of companies in the Russell Index were $      million to $      billion.

Some companies may fall outside the definition of a large cap company after the fund has purchased their securities. These companies continue to be considered large cap for purposes of the fund’s minimum 80% allocation to large cap company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund’s average market capitalization may sometimes be lower than that of the Russell Index.

The fund’s 80% investment policy may be changed by the Board of Trustees on 60 days’ notice to shareholders. The fund’s investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

The fund invests in the following types of equity securities:

•                  common stocks

•                  rights and warrants

•                  securities convertible into or exchangeable for common stocks

•                  depository receipts relating to equity securities

The fund may invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.

RISK FACTORS

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The “Certain Investment Practices” table describes these practices and the limitations on their use.

PRINCIPAL RISK FACTORS

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments — including stocks and bonds, and the mutual funds that invest in them.

Model Risk The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Style Risk The fund favors companies that are represented in the Russell 1000® Growth Index or that have similar attributes and capitalizations to companies in that index. Such stocks shift in and out of favor depending on market

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and economic conditions and the fund’s performance may trail returns of funds emphasizing “value” or smaller cap growth stocks.

OTHER RISK FACTORS

Access Risk Some countries may restrict the fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk Changes in the value of a hedging instrument may not be offset by those of the investment being hedged.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

•                  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•                  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

Interest Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

INVESTOR PROFILE

This fund is designed for investors who:

•                  are investing for long-term goals

•                  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

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•                  are looking for capital appreciation

•                  want to diversify their portfolios into common stocks

It may NOT be appropriate if you:

•                  are investing for a shorter time horizon

•                  are uncomfortable with an investment that will fluctuate in value

•                  are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

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CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

☒  Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐ Permitted, but not expected to be used to a significant extent

—  Not permitted

INVESTMENT PRACTICE	LIMIT

Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	10%

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.

☒

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	20%

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest rate, market, speculative exposure risks.(2)

☐

(1)  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

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(2)  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

INVESTMENT PRACTICE	LIMIT

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.

☐

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Credit, liquidity, interest rate, market risks.	—

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	10%

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

Special-situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund’s performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

☐

Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.

☐

(1)  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

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INVESTMENT PRACTICE	LIMIT

Temporary defensive tactics Placing some or all of the fund’s assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund’s principal investment strategies and prevent the fund from achieving its goal.

☐

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

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FINANCIAL HIGHLIGHTS

The financial highlights tables show the audited financial performance of the fund for up to five years.  Certain information in the tables reflects results for a single share of the fund.  Total return in the tables represents how much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital gain distributions.

The figures below have been audited by the fund’s independent registered public accounting firm, [     ], whose report on the fund’s financial statements is included in the fund’s Annual Report.  The Annual Report includes the independent registered public accounting firm’s report, along with the fund’s financial statements.  It is available free upon request through the methods described on the back cover of this Prospectus.

[financial highlights for the fund to be inserted]

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MEET THE MANAGERS

Jordan Low, Constantin Filitti, and Timothy Schwider are portfolio managers of the Credit Suisse Quantitative Equities Group.  The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund. Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group.  Mr. Low has been a portfolio manager for the fund since February 2008.  Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse Asset Management, LLC in February 2008. Mr. Low joined Credit Suisse Group AG in 2005 and was the U.S. Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining Credit Suisse Group AG, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management (“GSAM”). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt in Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Director, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College, and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Job titles indicate position with the investment adviser.

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MORE ABOUT YOUR FUND

SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the fund.

The fund’s fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares.

DISTRIBUTIONS

As a fund investor, you will receive distributions.

The fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares without any initial or deferred sales charge, unless you choose on your account application to have a check for your distributions mailed to you.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year from your broker-dealer, financial intermediary or financial institution (each a “financial representative”) or

17

by calling 877-870-2874. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged retirement account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund’s long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed on such distributions at long-term capital gain rates to the extent the distributions are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the “record date” — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as if paid in December for tax purposes.

Credit Suisse will mail you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide the fund, or the fund’s paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

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CHOOSING A CLASS OF SHARES

This Prospectus offers you a choice of three classes of shares: Classes A, B and C. Choosing which of these classes of shares is best for you depends on a number of factors, including the amount and intended length of your investment.

•                  Class A shares may be a better choice than Class B shares or Class C shares if you are investing for the long term, especially if you are eligible for a reduced sales charge

•                  Class B shares and Class C shares permit all of your investment dollars to go to work for you right away, but they have higher expenses than Class A shares and deferred sales charges

•                  Class C shares may be best for an investor with a shorter time horizon because they have a lower sales charge than Class A shares or Class B shares, but because Class C shares have higher annual expenses, they are generally not appropriate if you are investing for the long term

•                  Class B shares would be a better choice than Class C shares only if you do not expect to redeem your shares in the next four years

Class A, B and C shares are described in detail in “Other Shareholder Information.” The table below gives you a brief comparison of the main features of each class, which you should discuss with your financial representative. Your financial representative will receive higher compensation if you choose Class B rather than Class A or Class C shares.

MAIN FEATURES

CLASS A

•  Initial sales charge of up to 5.75%

•  Lower sales charge for large purchases

•  No charges when you sell shares (except on certain redemptions of shares bought without an initial sales charge)

•  Lower annual expenses than Class B or C because of lower 12b-1 fee

CLASS B

•  No initial sales charge

•  Deferred sales charge of up to 4.00% if you sell shares within 4 years of purchase

•  Deferred sales charge declining to zero after 4 years

•  Higher annual expenses than Class A shares because of higher 12b-1 fee

•  Automatic conversion to Class A shares after 8 years, reducing future annual expenses

CLASS C

•  No initial sales charge

•  Deferred sales charge of 1.00% if you sell shares during the first year of purchase

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•  Higher annual expenses than Class A shares because of higher 12b-1 fee

•  No conversion to Class A shares, so annual expenses remain higher

More information about the fund’s classes of shares is available through Credit Suisse’s website. You will find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

•  the front-end sales charges that apply to the purchase of Class A shares

•  the deferred sales charges that apply to the redemption of Class B and Class C shares

•  who qualifies for lower sales charges on Class A shares

•  who qualifies for a sales load waiver

Go to www.credit-suisse.com/us and click on “Breakpoint Discounts.” You may also go to the FINRA website, www.finra.org, and click on “Understanding Mutual Fund Classes” under “Investor Information: Investor Alerts” for more helpful information on how to select the appropriate class in which to invest.

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BUYING AND SELLING SHARES

OPENING AN ACCOUNT

You should contact your financial representative to open an account and make arrangements to buy shares. Your financial representative will be responsible for furnishing all necessary documents to us, and may charge you for his or her services. All classes of shares may not be available through all financial representatives. You should contact your financial representative for further information.

BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. Your financial representative must receive your purchase order in proper form prior to the close of the Exchange (currently 4 p.m. eastern time) in order for it to be priced at that day’s offering price. If the financial representative receives it after that time, it will be priced at the next business day’s offering price. Investors may be charged a fee by a financial representative for transactions effected through it. “Proper form” means your financial representative has received a completed purchase application and payment for shares (as described in this Prospectus). The fund reserves the right to reject any purchase order.

The fund reserves the right to modify or waive the minimum investment account requirements.

The maximum investment amount in Class B shares is $250,000. The maximum investment amount in Class C shares is $1,000,000.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

You should contact your financial representative to redeem shares of the fund. Your redemption will be processed at the NAV per share next computed after your request is received in proper form. If you own Class B or Class C shares or purchased Class A shares without paying an initial sales charge, any applicable CDSC will be applied to the NAV and deducted from your redemption. The value of your shares may be more or less than your initial investment depending on the NAV of your fund on the day you redeem.

Your financial representative may impose a minimum account balance required to keep your account open. If your fund account falls below $250 due to redemptions or exchanges, the fund reserves the right to close the account and mail you the proceeds after 60 days’ notice. The fund reserves the right to change the minimum account balance requirement after 15 days’ notice to current shareholders of any increases. The fund also reserves the right, if it raises the minimum account balance requirement, to close your account if your account does not meet the new minimum and mail you the proceeds, after providing you with 60 days’ notice as described above.

EXCHANGING SHARES

You should contact your financial representative to request an exchange into the same class of another Credit Suisse Fund. A sales charge differential may apply. Be sure to read the current Prospectus for the new fund.

The fund reserves the right to:

•  reject any purchase order made by means of an exchange from another fund

•  change or discontinue its exchange privilege after 60 days’ notice to current investors

•  temporarily suspend the exchange privilege during unusual market conditions

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If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

22

SHAREHOLDER SERVICES

AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up or change most of these services by calling your financial representative.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments ($50 minimum) from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals of $250 or more.

STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund’s portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. If you would like to receive additional reports, Prospectuses or proxy statements, please contact your financial representative or call 877-870-2874.

The fund discloses its portfolio holdings and certain of the fund’s statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund’s website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the fund’s SAI.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

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OTHER POLICIES

TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

Uncashed redemption or distribution checks do not earn interest.

FREQUENT PURCHASES AND
SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund’s long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund’s portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund’s remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of “stale” or otherwise inaccurate prices for fund portfolio holdings (e.g., “time zone arbitrage”).

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund’s policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or “market timing” as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. The fund’s distributor enters into agreements with financial intermediaries that require such financial intermediaries to provide certain information to help detect frequent trading activity by their clients or customers and to eliminate frequent trading by these clients and customers.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for “market timing” above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from “time zone arbitrage” with respect to foreign securities holdings and other trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. See “More About Your Fund — Share Valuation.”

There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares that may define market timing differently than the funds do and have different consequences associated with it.

The fund’s policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

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SPECIAL SITUATIONS

The fund reserves the right to:

•  charge a wire-redemption fee

•  make a “redemption in kind” — payment in portfolio securities rather than cash — for certain large redemption amounts that could hurt fund operations

•  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

•  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

25

OTHER SHAREHOLDER INFORMATION

CLASSES OF SHARES AND
SALES CHARGES

Class A, B and C shares are identical except in three important ways: (1) each class bears different distribution and service fees and sales charges, (2) each class has different exchange privileges and (3) only Class B shares have a conversion feature. Class A, Class B and Class C shareholders have exclusive voting rights relating to their respective class’s 12b-1 Plan.

CLASS A SHARES

OFFERING PRICE:

The offering price for Class A shares is the NAV plus the applicable sales charge (unless you are entitled to a waiver):

INITIAL SALES CHARGE — CLASS A

AMOUNT PURCHASED	AS A % OF AMOUNT INVESTED	AS A % OF OFFERING PRICE	COMMISSION TO FINANCIAL REPRESENTATIVE AS A % OF OFFERING PRICE
Less than $50,000	6.10%	5.75%	5.00%
$50,000 to less than $100,000	4.99%	4.75%	4.00%
$100,000 to less than $250,000	3.90%	3.75%	3.00%
$250,000 to less than $500,000	2.56%	2.50%	2.00%
$500,000 to less than $1,000,000	2.04%	2.00%	1.75%
$1,000,000 or more	0 *	0	1.00%**

*  On purchases of $1,000,000 or more, there is no initial sales charge although there could be a Limited CDSC (as described below under “Class A Limited CDSC”).

**  The distributor may pay a financial representative a fee as follows: up to 1% on purchases up to and including $3 million, up to .50% on the next $47 million and up to .25% on purchase amounts over $50 million.

The reduced sales charges shown above apply to the total amount of purchases of Class A shares of the fund made at one time by any “purchaser.” The term “purchaser” includes:

1.  Individuals and Members of Their Immediate Families: an individual, the individual’s spouse or domestic partner, and his or her children and parents (each, an “immediate family member”), including any Individual Retirement Account (“IRA”) of the individual or an immediate family member;

2.  Controlled Companies: any company controlled by the individual and/or an immediate family member (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners);

3.  Related Trusts: a trust created by the individual and/or an immediate family member, the beneficiaries of which are the individual and/or an immediate family member; and

4.  UGMA Accounts: a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account created by the individual and/or an immediate family member.

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If you qualify for reduced sales charges based on purchases you are making at the same time in more than one type of account listed above, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund’s transfer agent or distributor. For more information, contact your financial representative.

All accounts held by any “purchaser” will be combined for purposes of qualifying for reduced sales charges under the Letter of Intent, Right of Accumulation and Concurrent Purchases privileges, which are discussed in more detail below. Your financial representative may not know about all your accounts that own shares of the Credit Suisse Funds. In order to determine whether you qualify for a reduced sales charge on your current purchase, you must notify your financial representative of any other investments that you or your related accounts have in the Credit Suisse Funds, such as shares held in an IRA, shares held by a member of your immediate family or shares held in an account at a broker-dealer or financial intermediary other than the financial representative handling your current purchase. For more information about qualifying for reduced sales charges, consult your financial intermediary, which may require that you provide documentation concerning related accounts.

From time to time, the distributor may re-allow the full amount of the sales charge to financial representatives as a commission for sales of such shares. They also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class A shares they are servicing.

The initial sales charge is waived for the following shareholders or transactions:

(1)  investment advisory clients of Credit Suisse;

(2)  officers, current and former trustees of the fund, current and former directors or trustees of other investment companies managed by Credit Suisse or its affiliates, officers, directors and full-time employees of the Credit Suisse affiliates; or the spouse, siblings, children, parents, or grandparents of any such person or any such person’s spouse (collectively, “relatives”), or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative; or the estate of any such person or relative, if such sales are made for investment purposes (such shares may not be resold except to the fund);

(3)  an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or IRA or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(4)  shares purchased by (a) registered investment advisers (“RIAs”) on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RIAs or broker-dealers perform advisory, custodial, record keeping or other services;

(5)  shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans;

(6)  Class B shares that are automatically converted to Class A shares;

(7)  Class A shares acquired when dividends and distributions are reinvested in the fund; and

(8)  Class A shares offered to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise.

If you qualify for a waiver of the sales charge, you must notify your financial representative at the time of purchase and request that your financial representative notify the fund’s transfer agent or distributor. For more information, contact your financial representative.

Reduced initial sales charges are available if you qualify under one of the following privileges:

Letter of Intent. You can use a letter of intent to qualify for reduced sales charges if you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) in Class A shares of the fund during the next 13 months (based on the public offering price of shares purchased). A letter of intent is a letter you

27

sign under which the fund agrees to impose a reduced sales charge based on your representation that you intend to purchase at least $50,000 of Class A shares of the fund. You must invest at least $1,000 when you submit a letter of intent, and you may include purchases of fund shares made up to 90 days before the receipt of the letter. Letters of intent may be obtained by contacting your financial representative and should be submitted to the fund’s distributor or transfer agent. The 13-month period during which the letter is in effect will begin on the date of the earliest purchase to be included. Completing a letter of intent does not obligate you to purchase additional shares, but if you do not buy enough shares to qualify for the projected level of sales charges by the end of the 13-month period (or when you sell your shares, if earlier), your sales charges will be recalculated to reflect the actual amount of your purchases. You must pay the additional sales charge within 30 days after you are notified or the additional sales charge will be deducted from your account.

Right of Accumulation. You may be eligible for reduced sales charges based upon the current NAV of shares you own in the fund or other Credit Suisse Funds. The sales charge on each purchase of fund shares is determined by adding the current NAV of all the classes of shares the investor currently holds to the amount of fund shares being purchased. The Right of Accumulation is illustrated by the following example: If an investor holds shares in any Credit Suisse Fund currently valued in the amount of $50,000, a current purchase of $50,000 will qualify for a reduced sales charge (i.e., the sales charge on a $100,000 purchase).

The reduced sales charge is applicable only to current purchases. Your financial representative must notify the transfer agent or the distributor that the account is eligible for the Right of Accumulation.

Concurrent Purchases. You may be eligible for reduced sales charges based on concurrent purchases of any class of shares purchased in any Credit Suisse Fund. For example, if the investor concurrently invests $25,000 in one fund and $25,000 in another, the sales charge on both funds would be reduced to reflect a $50,000 purchase. Your financial representative must notify the transfer agent or the distributor prior to your purchase that you are exercising the Concurrent Purchases privilege.

Reinstatement Privilege. The Reinstatement Privilege permits shareholders to reinvest the proceeds of a redemption of a fund’s Class A shares within 30 days from the date of redemption in Class A shares of the fund or of another Credit Suisse Fund without an initial sales charge. Your financial representative must notify the transfer agent or the distributor prior to your purchase in order to exercise the Reinstatement Privilege. In addition, a Limited Contingent Deferred Sales Charge (“Limited CDSC”) paid to the distributor may be credited with the amount of the Limited CDSC in shares of the Credit Suisse Fund at the current NAV if a shareholder reinstates his fund account holdings within 30 days from the date of redemption.

Class A Limited CDSC. A Limited CDSC will be imposed by the fund upon redemptions of Class A shares made within 12 months of purchase, if such purchases were made at NAV on a purchase of $1,000,000 or more and the distributor paid a commission to the financial representative.

The Limited CDSC also applies to redemptions of shares of other funds into which such Class A shares are exchanged. Any Limited CDSC charged on a redemption of exchanged-for fund shares is computed in the manner set forth in the exchanged-for fund’s Prospectus. You will not have to pay a Limited CDSC when you redeem fund shares that you purchased in exchange for shares of another fund, if you paid a sales charge when you purchased that other fund’s shares.

The Limited CDSC will be paid to the distributor and will be equal to the lesser of 1% of:

•   the NAV at the time of purchase of the Class A shares being redeemed; or

•   the NAV of such Class A shares at the time of redemption.

For purposes of this formula, the “NAV at the time of purchase” will be the NAV at the time of purchase of such Class A shares, even if those shares are later exchanged. In the event of an exchange of such Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares into which the Class A shares have been exchanged. The Limited CDSC on Class A shares will be waived on redemptions made pursuant to the fund’s automatic withdrawal plan under the same circumstances as outlined in item (3) below related to the waiver of the CDSC on Class B shares.

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CLASS B SHARES

You may choose to purchase Class B shares at the fund’s NAV, although such shares may be subject to a CDSC if you redeem your investment within four years. The CDSC does not apply to investments held for more than four years. Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that you have held the longest.

When the CDSC is imposed, the amount of the CDSC will depend on the number of years that you have held the shares according to the table set forth below. The CDSC will be assessed on an amount equal to the lesser of the then current NAV or the original purchase price of the shares identified for redemption.

Year After Purchase	CDSC Percentage
1st	4%
2nd	3%
3rd	2%
4th	1%
After 4th year	None

Financial representatives selling Class B shares receive a commission of up to 4.00% of the purchase price of the Class B shares they sell. Beginning on the first anniversary of the date of purchase, they also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

The CDSC on Class B shares will be waived for the following shareholders or transactions:

(1)  shares received pursuant to the exchange privilege which are currently exempt from a CDSC;

(2)  redemptions as a result of shareholder death or disability (as defined in the Internal Revenue Code of 1986, as amended);

(3)  redemptions made pursuant to a fund’s automatic withdrawal plan pursuant to which up to 1% monthly or 3% quarterly of an account (excluding dividend reinvestments) may be withdrawn, provided that no more than 12% of the total market value of an account may be withdrawn over any 12-month period. Shareholders who elect automatic withdrawals on a semi-annual or annual basis are not eligible for the waiver;

(4)  redemptions related to required minimum distributions from retirement plans or accounts at age 70 1/2, which are required without penalty pursuant to the Internal Revenue Code; and

(5)  Class B shares acquired when dividends and distributions are reinvested in the fund.

Redemptions effected by a fund pursuant to its right to liquidate a shareholder’s account with a current NAV of less than $250 will not be subject to the CDSC.

Class B shares held for eight years after purchase will be automatically converted into Class A shares and accordingly will no longer be subject to the CSDC, as follows:

Class B Shares	When Converted to Class A
Shares issued at initial purchase	Eight years after the date of purchase

Shares issued on reinvestment of dividends and distributions	In the same proportion as the number of Class B shares converting is to total Class B shares you own (excluding shares issued as a dividend)

Shares issued upon exchange from another Credit Suisse Fund	On the date the shares originally acquired would have converted into Class A shares

29

Reinstatement Privilege. If you redeemed Class B or Class C shares of a Credit Suisse Fund in the past 30 days and paid a deferred sales charge, you may buy Class B or Class C shares, as appropriate, of the fund or of another Credit Suisse Fund at the current net asset value and be credited with the amount of the deferred sales charges in shares of the Credit Suisse Fund, if the distributor or the transfer agent is notified.

CLASS C SHARES

You may choose to purchase Class C shares at the fund’s NAV, although such shares will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for Class C shares of another Credit Suisse Fund, the CDSC is completed in the manner set forth in the exchanged-for fund’s Prospectus. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares. The 1% CDSC on Class C shares will be applied in the same manner as the CDSC on Class B shares and waived under the same circumstances that would result in a waiver of the CDSC on Class B shares. Class C shares are not convertible to Class A shares and are subject to a distribution fee of 1.00% of average daily net assets.

Financial representatives selling Class C shares receive a commission of up to 1.00% of the purchase price of the Class C shares they sell. Also, beginning on the first anniversary of the date of purchase, they receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares held by their clients.

The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by Credit Suisse or its affiliates.

30

OTHER INFORMATION

ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, is responsible for making the fund available to you.

The fund has adopted 12b-1 Plans for Class A, Class B and Class C shares pursuant to the rules under the Investment Company Act of 1940. These plans allow the fund to pay distribution and service fees for the sale and servicing of Class A, Class B and Class C of the fund’s shares. Under the plans, the distributor is paid 0.25%, 1.00% and 1.00% per annum of the average daily net assets of the fund’s Class A, B and C shares, respectively. Since these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment. These fees may cost you more than paying other types of sales charges.

Distribution and service fees on Class A, Class B and Class C shares are used to pay the distributor to promote the sale of shares and the servicing of accounts of the fund. The distributor also receives sales charges as compensation for its expenses in selling shares, including the payment of compensation to financial representatives.

The expenses incurred by the distributor under the 12b-1 Plans for Class A, Class B and Class C shares include the preparation, printing and distribution of Prospectuses, sales brochures and other promotional materials sent to prospective shareholders. They also include purchasing radio, television, newspaper and other advertising and compensating the distributor’s employees or employees of the distributor’s affiliates for their distribution assistance.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of the payments is determined by the distributor and may be substantial. Credit Suisse or an affiliate may make similar payments under similar arrangements. For further information on the distributor’s payments for distribution and shareholder servicing, see “Management of the Fund — Distribution and Shareholder Servicing” in the SAI.

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FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

Includes financial statements, fund investments and detailed performance information.

The Annual Report also contains a letter from the fund’s portfolio managers discussing market conditions and investment strategies that significantly affected fund performance during their past year.

OTHER INFORMATION

A current SAI which provides more details about the fund is on file with the SEC and is incorporated by reference.

You may visit the SEC’s Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information. You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Funds to obtain, without charge, the SAI and Annual and Semiannual Reports and other information and to make shareholder inquiries:

BY TELEPHONE:

877-870-2874

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Funds

P.O. Box 55030

Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.

Attn: Credit Suisse Funds

30 Dan Road

Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

32

The fund’s SAI and Annual and Semiannual Reports are available on Credit Suisse’s website, www.credit-suisse.com/us.

SEC file number:

Credit Suisse

Large Cap Growth Fund  811-05041

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 • WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCG-PRO-LOAD-0210

33

CREDIT SUISSE ADVISOR FUNDS

Prospectus

Advisor Class: WCATX

February 28, 2010

CREDIT SUISSE
LARGE CAP GROWTH FUND

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved this fund, nor has it passed upon the adequacy or accuracy of this Prospectus. It is a criminal offense to state otherwise.

Credit Suisse Advisor Funds are advised by Credit Suisse Asset Management, LLC.

CONTENTS

INVESTMENT OBJECTIVE	4

INVESTOR EXPENSES	4

Fees and Fund Expenses	4

Example	4

Portfolio Turnover	4

PRINCIPAL INVESTMENT STRATEGIES	4

PRINCIPAL RISKS OF INVESTING IN THE FUND	5

PERFORMANCE SUMMARY	5

MANAGEMENT	6

PURCHASE AND SALE OF FUND SHARES	6

TAX INFORMATION	6

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES	6

THE FUND IN DETAIL	7

The Management Firm	7

Multi-Class Structure	7

Goal and Strategies	7

Portfolio Investments	8

Risk Factors	8

Investor Profile	9

CERTAIN INVESTMENT PRACTICES	11

FINANCIAL HIGHLIGHTS	14

MEET THE MANAGERS	15

MORE ABOUT YOUR FUND	16

Share Valuation	16

Account Statements	16

2

Distributions	16

Taxes	17

OTHER INFORMATION	19

About the Distributor	19

BUYING SHARES	20

SELLING SHARES	23

SHAREHOLDER SERVICES	26

OTHER POLICIES	27

FOR MORE INFORMATION	back cover

3

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation and continuity of income.

INVESTOR EXPENSES

FEES AND FUND EXPENSES

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	NONE
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	NONE
Maximum sales charge (load) on reinvested distributions (as a percentage of offering price)	NONE
Redemption fees	NONE
Exchange fees	NONE
Annual fund operating expenses (deducted from fund assets)
Management fee		%
Distribution and service (12b-1) fee	0.50%
Other expenses		%
Total annual fund operating expenses		%

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

Assume you invest $10,000, the fund returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
ADVISOR CLASS (with or without redemption)	$	$	$	$

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests substantially all of its assets in equity securities of large cap U.S. companies.  The fund uses proprietary quantitative models designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•                  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund’s overall exposure to such low quality stocks and

4

•                  help determine the fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The fund maintains investment attributes similar to those of the Russell 1000® Growth Index and intends to limit its divergence from that index in terms of market, industry and sector exposures.

PRINCIPAL RISKS OF INVESTING IN THE FUND

A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the fund are discussed below. Before you invest, please make sure you understand the risks that apply to the fund. As with any mutual fund, you could lose money over any period of time.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments—including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

Each fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

STYLE RISK

The fund favors companies that are represented in the Russell 1000® Value Index or that have similar attributes and capitalizations to companies in that index. Such stocks shift in and out of favor depending on market and economic conditions and the fund’s performance may trail returns of funds emphasizing “growth” or smaller cap value stocks.

PERFORMANCE SUMMARY

The accompanying bar chart and table provide an indication of the risks of investing in the fund. The bar chart shows you how the fund’s performance has varied from year to year for up to 10 years. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.

The fund makes updated performance available at the fund’s website (www.credit-suisse.com/us) or by calling Credit Suisse Funds at 800-222-8977.

[BAR CHART TO BE SUPPLIED]

Best quarter:

Worst quarter:

The fund adopted new investment strategies effective December 1, 2006 so that its holdings are selected using quantitative stock selection models rather than a more traditional fundamental analysis approach. Investors should be aware that performance information for periods prior to December 1, 2006 does not reflect the current investment strategies.

5

AVERAGE ANNUAL TOTAL RETURNS

PERIOD ENDED 12/31/09:	ONE YEAR 2009		FIVE YEARS 2005-2009		TEN YEARS 2000-2009
RETURN BEFORE TAXES		%		%
RETURN AFTER TAXES ON DISTRIBUTIONS		%		%
RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES		%		%
RUSSELL 1000® GROWTH INDEX (REFLECTS NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES)%				%

• After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

MANAGEMENT

Investment adviser: Credit Suisse Asset Management, LLC (“Credit Suisse”)

Portfolio managers:  The Credit Suisse Quantitative Equities Group is responsible for the day-to-day portfolio management of the fund.  Jordan Low, Director of Credit Suisse, Constantin Filitti, Ph.D., Director of Credit Suisse, and Timothy Schwider, Ph.D., Director of Credit Suisse, are portfolio managers of the Credit Suisse Quantitative Equities Group.  Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group and has been a portfolio manager for the fund since February 2008.  Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

PURCHASE AND SALE OF FUND SHARES

Eligible investors may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in proper form.

The fund does not impose minimum initial or subsequent investment requirements for Advisor Class shares.  Your financial services firm may impose its own investment minimum amount requirements.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial representative or contact the fund by phone (Credit Suisse Funds at 877-870-2874).

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL REPRESENTATIVES

If you purchase the fund through a broker/dealer or other financial representative (such as a bank), the fund and its related companies may pay the representative for the sale of fund shares and related services.  These payments may influence the broker/dealer or other representative or its employees or associated persons to recommend the fund over another investment.  Ask your financial representative or visit your financial representative’s website for more information.

6

THE FUND IN DETAIL

THE MANAGEMENT FIRM

CREDIT SUISSE ASSET
MANAGEMENT, LLC

Eleven Madison Avenue
New York, NY 10010

•  Investment adviser for the fund

•  Responsible for managing the fund’s assets according to its goals and strategies

•  Is part of the asset management business of Credit Suisse Group AG, one of the world’s leading banks

•  Credit Suisse Group AG provides its clients with investment banking, private banking and asset management services worldwide. The asset management business of Credit Suisse Group AG is comprised of a number of legal entities around the world that are subject to distinct regulatory environments

The fund pays advisory fees at the annual rate of 0.50% of its average net assets.  For the 2009 fiscal year, the fund paid Credit Suisse     % of its average net assets for advisory services.

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory contract is available in the fund’s Semi-Annual Report to shareholders for the period ended April 30, 2009.

For easier reading, Credit Suisse Asset Management, LLC will be referred to as “Credit Suisse” throughout this Prospectus.

MULTI-CLASS STRUCTURE

This Prospectus offers Advisor Class shares of the fund, which are sold to eligible investors directly or through financial intermediaries and other financial services firms with no front-end or contingent deferred sales charge but with an ongoing distribution and services fee of 0.50% per annum. The fund also offers Class A, Class B and Class C shares through a separate Prospectus. Class A, Class B and Class C shares are sold through financial services firms with front-end and/or deferred sales charges.

GOAL AND STRATEGIES

The fund seeks long-term capital appreciation. To pursue its goal, the fund invests substantially all of its assets — but not less than 80% of assets — in equity securities of large cap U.S. companies. The fund invests in a broadly diversified portfolio of stocks and other equity securities of U.S. companies.

The fund follows quantitative portfolio management techniques rather than a traditional fundamental equity research approach. The fund’s portfolio managers select securities for the fund using proprietary quantitative models, which are designed to:

•                  forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company’s relative valuation, use of capital, balance sheet quality, profitability, realized and expected growth potential and earnings and price momentum

•                  identify stocks likely to suffer price declines if market conditions deteriorate and limit the fund’s overall exposure to such low quality stocks and

•                  help determine the fund’s relative exposure to different industry sectors by analyzing sector performance under different market scenarios

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The portfolio managers will apply the proprietary quantitative models to companies that are represented in the Russell 1000® Growth Index (the “Russell Index”), as well as other companies with similar attributes and capitalizations to the companies in the Russell Index. A stock may be overweighted or underweighted in relation to the Russell Index based on the expected return and risks associated with that stock, both considered relative to the fund as a whole, among other characteristics. In general, the fund maintains investment attributes that are similar to those of the Russell Index, and limits its divergence from the Russell Index in terms of market, industry and sector exposures.

The fund considers a large cap company to be one that is represented in the Russell Index or has similar attributes and capitalizations to companies in the Russell Index. As of December 31, 2009, the market capitalizations of companies in the Russell Index were from $     million to $       billion.

Some companies may fall outside the definition of a large cap company after the fund has purchased their securities. These companies continue to be considered large cap for purposes of the fund’s minimum 80% allocation to large cap company equities. In addition, the fund may invest in companies of any size once the 80% policy is met. As a result, the fund’s average market capitalization may sometimes be lower than that of the Russell Index.

The fund’s 80% investment policy may be changed by the Board of Trustees on 60 days’ notice to shareholders. The fund’s investment objective may be changed without shareholder approval.

PORTFOLIO INVESTMENTS

The fund invests in the following types of equity securities:

•                  common stocks

•                  rights and warrants

•                  securities convertible into or exchangeable for common stocks

•                  depository receipts relating to equity securities

The fund may invest up to 20% of assets in foreign securities. To a limited extent, it may also engage in other investment practices.

RISK FACTORS

INTRODUCTION

The fund may use certain investment practices that have higher risks associated with them. However, the fund has limitations and policies designed to reduce many of the risks. The “Certain Investment Practices” table describes these practices and the limitations on their use.

PRINCIPAL RISK FACTORS

Market Risk The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments — including stocks and bonds, and the mutual funds that invest in them.

Model Risk The fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the fund achieve its investment objectives, causing the fund to underperform its benchmark or other funds with a similar investment objective.

Style Risk The fund favors companies that are represented in the Russell 1000® Value Index or that have similar attributes and capitalizations to companies in that index. Such stocks shift in and out of favor depending on market and economic conditions and the fund’s performance may trail returns of funds emphasizing “growth” or smaller cap value stocks.

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OTHER RISK FACTORS

Access Risk Some countries may restrict the fund’s access to investments or offer terms that are less advantageous than those for local investors. This could limit the attractive investment opportunities available to the fund.

Correlation Risk Changes in the value of a hedging instrument may not be offset by those of the investment being hedged.

Credit Risk The issuer of a security or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses.

Exposure Risk The risk associated with investments (such as derivatives) or practices (such as short selling) that increase the amount of money the fund could gain or lose on an investment.

•                  Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

•                  Speculative To the extent that a derivative or practice is not used as a hedge, the fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

Interest Rate Risk Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values.

Liquidity Risk Certain fund securities may be difficult or impossible to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on fund management or performance.

Operational Risk Some countries have less-developed securities markets (and related transaction, registration and custody practices) that could subject the fund to losses from fraud, negligence, delay or other actions.

Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair the fund’s ability to bring its capital or income back to the U.S. Other political risks include economic policy changes, social and political instability, military action and war.

Valuation Risk The lack of an active trading market may make it difficult to obtain an accurate price for a fund security.

INVESTOR PROFILE

This fund is designed for investors who:

•                  are investing for long-term goals

•                  are willing to assume the risk of losing money in exchange for attractive potential long-term returns

•                  are looking for capital appreciation

•                  want to diversify their portfolios into common stocks

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It may NOT be appropriate if you:

•                  are investing for a shorter time horizon

•                  are uncomfortable with an investment that will fluctuate in value

•                  are looking for income

You should base your investment decision on your own goals, risk preferences and time horizon.

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CERTAIN INVESTMENT PRACTICES

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

KEY TO TABLE:

For each of the following practices, this table shows the applicable investment limitation. Risks are indicated for each practice.

☒ Permitted without limitation; does not indicate actual use

20%  Bold type (e.g., 20%) represents an investment limitation as a percentage of net fund assets; does not indicate actual use

20%  Roman type (e.g., 20%) represents an investment limitation as a percentage of total fund assets; does not indicate actual use

☐ Permitted, but not expected to be used to a significant extent

—  Not permitted

INVESTMENT PRACTICE	LIMIT

Borrowing The borrowing of money from banks to meet redemptions or for other temporary or emergency purposes. Speculative exposure risk.	10%

Equity and equity related securities Common stocks and other securities representing or related to ownership in a company. May also include warrants, rights, options, preferred stocks and convertible debt securities. These investments may go down in value due to stock market movements or negative company or industry events. Liquidity, market, valuation risks.

☒

Foreign securities Securities of foreign issuers. May include depository receipts. Currency, information, liquidity, market, operational, political, valuation risks.	20%

Futures and options on futures Exchange-traded contracts that enable the fund to hedge against or speculate on future changes in currency values, interest rates or stock indexes. Futures obligate the fund (or give it the right, in the case of options) to receive or make payment at a specific future time based on those future changes.(1) Correlation, currency, hedged exposure, interest rate, market, speculative exposure risks.(2)

☐

(1)  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

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(2)  The fund is limited to 5% of net assets for initial margin and premium amounts on futures positions considered to be speculative.

INVESTMENT PRACTICE	LIMIT

Options Instruments that provide a right to buy (call) or sell (put) a particular security, currency or index of securities at a fixed price within a certain time period. The fund may purchase or sell (write) both put and call options for hedging or speculative purposes.(1) Correlation, credit, hedged exposure, liquidity, market, speculative exposure risks.

☐

Real estate investment trusts (REITs) Pooled investment vehicles that invest primarily in income producing real estate or real estate-related loans or interests. Credit, liquidity, interest rate, market risks.	—

Restricted and other illiquid securities Certain securities with restrictions on trading, or those not actively traded. May include private placements. Liquidity, market, valuation risks.	10%

Securities lending Lending portfolio securities to financial institutions; the fund receives cash, U.S. government securities or bank letters of credit as collateral. Credit, liquidity, market risks.	33 1/3%

Special-situation companies Companies experiencing unusual developments affecting their market values. Special situations may include acquisition, consolidation, reorganization, recapitalization, merger, liquidation, special distribution, tender or exchange offer, or potentially favorable litigation. Securities of a special-situation company could decline in value and hurt the fund’s performance if the anticipated benefits of the special situation do not materialize. Information, market risks.

☐

Start-up and other small companies Companies with small relative market capitalizations, including those with continuous operations of less than three years. Information, liquidity, market, valuation risks.

☐

(1)  The fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively or may be unable to be used for other reasons.

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INVESTMENT PRACTICE	LIMIT

Temporary defensive tactics Placing some or all of the fund’s assets in investments such as money-market obligations and investment-grade debt securities for defensive purposes. Although intended to avoid losses in adverse market, economic, political or other conditions, defensive tactics might be inconsistent with the fund’s principal investment strategies and prevent the fund from achieving its goal.

☐

Warrants Options issued by a company granting the holder the right to buy certain securities, generally common stock, at a specified price and usually for a limited time. Liquidity, market, speculative exposure risks.	10%

When-issued securities and forward commitments The purchase or sale of securities for delivery at a future date; market value may change before delivery. Liquidity, market, speculative exposure risks.	20%

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FINANCIAL HIGHLIGHTS

The financial highlights table shows the fund’s audited financial performance for up to five years.  Certain information in the table reflects results for a single share of the fund.  Total return in the tables represents how much you would have earned or lost on an investment in the fund, assuming you had reinvested all dividend and capital gain distributions.

The figures below have been audited by the fund’s independent registered public accounting firm, [     ], whose report on the fund’s financial statements is included in the fund’s Annual Report.  The Annual Report includes the independent registered public accounting firm’s report, along with the fund’s financial statements.  It is available free upon request through the methods described on the back cover of this Prospectus.

[financial highlights to be inserted]

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MEET THE MANAGERS

Jordan Low, Constantin Filitti, and Timothy Schwider are portfolio managers of the Credit Suisse Quantitative Equities Group and responsible for the day-to-day portfolio management of the fund. Mr. Low is the lead manager of the Credit Suisse Quantitative Equities Group.  Mr. Low has been a portfolio manager for the fund since February 2008.  Mr. Filitti and Mr. Schwider have been portfolio managers for the fund since October 2009.

Jordan Low, Director, is global head of research and portfolio management for quantitative equity products. He joined Credit Suisse in February 2008. Mr. Low joined Credit Suisse Group AG in 2005 and was the U.S. Head of Statistical Trading within the global proprietary trading business of the Investment Bank. Prior to joining the Credit Suisse Group, Mr. Low worked for Deutsche Bank from 2002 to 2005 and for Morgan Stanley from 2001 to 2002 focusing on statistical arbitrage, fundamental and microstructure strategies as well as volatility arbitrage. Mr. Low holds a B.S. in Computer Science, Management (Finance), Economics and Mathematics, and Master of Engineering in Computer Science, all from Massachusetts Institute of Technology. Mr. Low is a CFA charter holder and a member of the New York Society of Security Analysts as well as the Society of Quantitative Analysts.

Constantin Filitti, Ph.D., Director, is a quantitative equity portfolio manager focused on relative value and timing strategies, as well as optimal portfolio construction in the Credit Suisse Quantitative Equities Group. Mr. Filitti joined Credit Suisse Asset Management, LLC in May 2008. From November 2004 to May 2008 he worked as a portfolio manager and researcher managing and developing quantitative global macro strategies for the Quantitative Strategies Group of Goldman Sachs Asset Management (“GSAM”). From August 2002 to October 2004 he worked in the Pension and Insurance Services Group of GSAM in Frankfurt in Germany where he was responsible for developing and structuring investment strategies for institutional clients. Mr. Filitti holds a B.A. and M.A. in Economics and a Ph.D. in Finance from the University of St. Gallen in Switzerland.

Timothy Schwider, Ph.D., Director, is a quantitative equity portfolio manager focused on European and Japanese models in the Credit Suisse Quantitative Equities Group. Mr. Schwider joined Credit Suisse Asset Management, LLC in September 2008. Mr. Schwider was a proprietary trader at JPMorgan from June 2002 to August 2008, and a quantitative analyst at Goldman Sachs from September 1998 to October 2000. Mr. Schwider holds a B.S. in Mathematics from Harvey Mudd College, and a Ph.D in Mathematics from the University of Michigan.

The Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the fund.

Job titles indicate position with the investment adviser.

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MORE ABOUT YOUR FUND

SHARE VALUATION

The net asset value (NAV) of each class of the fund is determined daily as of the close of regular trading (normally 4 p.m. eastern time) on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

The fund may also use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the fund.

The fund’s fair valuation policies are designed to reduce dilution and other adverse effects on long-term shareholders of trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. When fair value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value procedures to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its NAV.

Some fund securities may be listed on foreign exchanges that are open on days (such as U.S. holidays) when the fund does not compute its price. This could cause the value of the fund’s portfolio investments to be affected by trading on days when you cannot buy or sell shares.

ACCOUNT STATEMENTS

In general, you will receive account statements or notices as follows:

•  after every transaction that affects your account balance (except for distribution reinvestments and automatic transactions)

•  after any changes of name or address of the registered owner(s)

•  otherwise, every calendar quarter

You will receive annual and semiannual financial reports.

DISTRIBUTIONS

As a fund investor, you will receive distributions.

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The fund earns dividends from stocks and interest from bond, money market and other investments. These are passed along as dividend distributions. The fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital-gain distributions.

The fund typically distributes dividends and capital gains annually, usually in December. The fund may make additional distributions and dividends if necessary for the fund to avoid a federal tax.

Distributions may be reinvested in additional shares. Distributions will be reinvested unless you choose on your account application to have a check for your distributions mailed to you or sent by electronic transfer.

Estimated year-end distribution information, including record and payment dates, generally will be available late in the year at www.credit-suisse.com/us or by calling 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the fund.

TAXES

As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-advantaged account, you should be especially aware of the following potential tax implications. Please consult your tax professional concerning your own tax situation.

The following discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the fund.

TAXES ON DISTRIBUTIONS

As long as the fund continues to meet the requirements for being a tax-qualified regulated investment company, the fund pays no federal income tax on the earnings and gains, if any, it distributes to shareholders.

Distributions you receive from the fund, whether reinvested or taken in cash, are generally taxable. Distributions from the fund’s long-term capital gains are taxed as long-term capital gains regardless of how long you have held fund shares. Distributions from other sources, including short-term capital gains, are generally taxed as ordinary income. However, for taxable years beginning on or before December 31, 2010, distributions received by individual shareholders who satisfy certain holding period and other requirements are taxed on such distributions at long-term capital gain rates to the extent the distributions are attributable to “qualified dividend income” received by the fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and regulated investment companies) and certain foreign corporations, provided that the fund satisfies certain holding period and other requirements.

If you buy shares shortly before or on the “record date” — the date that establishes you as the person to receive the upcoming distribution — you may receive a portion of the money you just invested in the form of a taxable distribution.

A dividend declared by the fund in October, November or December and paid during January of the following year may in certain circumstances be treated as if paid in December for tax purposes.

Credit Suisse will mail you a Form 1099-DIV every January, which details your distributions for the prior year and their federal tax category, including the portion taxable as long-term capital gains and the portion treated as qualified dividend income. If you do not provide the fund, or the fund’s paying agent, with your correct taxpayer identification number or certification that you are exempt from backup withholding, a portion of your distributions, dividends and redemption proceeds may be withheld for federal income tax purposes.

TAXES ON TRANSACTIONS
INVOLVING FUND SHARES

Any time you sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or loss on the transaction. If you

17

held the shares as capital assets, such gain or loss will be long-term capital gain or loss if you held the shares for more than one year. You are responsible for any tax liabilities generated by your transactions.

18

OTHER INFORMATION

ABOUT THE DISTRIBUTOR

Credit Suisse Asset Management Securities, Inc. (CSAMSI), an affiliate of Credit Suisse, is responsible for:

•  making the fund available to you

•  account servicing and maintenance

•  other administrative services related to sale of the Advisor Class shares

Certain institutions and financial-services firms may offer Advisor Class shares to their clients and customers (or participants in the case of retirement plans). These firms provide distribution, administrative and shareholder services for fund shareholders. The fund has adopted a Rule 12b-1 shareholder-servicing and distribution plan to compensate these firms for their services. The current 12b-1 fee is 0.50% per annum of average daily net assets of the fund’s Advisor Class shares, although under the 12b-1 plan the fund is authorized to pay up to 0.75% per annum of average daily net assets of the fund’s Advisor Class shares. CSAMSI, Credit Suisse or their affiliates may make additional payments out of their own resources to firms offering Advisor Class shares for providing administration, subaccounting, transfer agency and/or other services. Under certain circumstances, the fund may reimburse a portion of these payments.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. Credit Suisse or an affiliate may make similar payments under similar arrangements. For further information on the distributor’s payments for distribution and shareholder servicing, see “Management of the Fund — Distribution and Shareholder Servicing” in the SAI.

19

BUYING SHARES

OPENING AN ACCOUNT

Your account application provides the fund with information necessary to set up your account correctly. It also lets you authorize services that you may find convenient in the future.

If you need an application, call the Institutional Services Center to receive one by mail or fax.

You can make your initial investment by check or wire. The “By Wire” method in the table enables you to buy shares on a particular day at that day’s closing NAV. The fund reserves the right to reject any purchase order.

In order to help the government combat the funding of terrorism and money laundering, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. If you do not provide the information requested, the fund will not be able to open your account. If the fund is unable to verify your identity or the identity of any person authorized to act on your behalf, the fund and Credit Suisse reserve the right to close your account and/or take such other action they deem reasonable or required by law. If your account is closed, your fund shares will be redeemed at the NAV per share next calculated after the determination has been made to close your account.

BUYING AND SELLING SHARES

The fund is open on those days when the Exchange is open, typically Monday through Friday. If your request is received in proper form by the close of the Exchange (usually 4 p.m. eastern time), your transaction will be priced at that day’s NAV. If your request is received after that time, it will be priced at the next business day’s NAV. “Proper form” means the fund or your financial services firm, as the case may be, has received a completed purchase application and payment for shares (as described in this Prospectus).

FINANCIAL-SERVICES FIRMS

You can also buy and sell fund shares through a variety of financial-services firms such as banks, brokers and financial advisors. The fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order in proper form, it is considered received by the fund and will be priced at the next-computed NAV.

Financial-services firms may charge transaction fees or other fees that you could avoid by investing directly with the fund. Financial-services firms may impose their own requirements for minimum initial or subsequent investments or for minimum account balances required to keep your account open. Please read their program materials for any special provisions or additional service features that may apply to your investment.

ADDING TO AN ACCOUNT

You can add to your account in a variety of ways, as shown in the “Buying Shares” table. If you want to use Automated Clearing House (ACH) transfer, be sure to complete the “ACH on Demand” section of the Advisor Class account application.

INVESTMENT CHECKS

Checks should be made payable in U.S. dollars to Credit Suisse Advisor Funds. Unfortunately, the fund cannot accept “starter” checks that do not have your name pre-printed on them. The fund also cannot accept checks payable to you or to another party and endorsed to the order of Credit Suisse Advisor Funds. These types of checks will be returned to you and your purchase order will not be processed.

EXCHANGING SHARES

The fund reserves the right to:

•  reject any purchase order made by means of an exchange from another fund

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•  change or discontinue its exchange privilege after 60 days’ notice to current investors

•  temporarily suspend the exchange privilege during unusual market conditions

If the fund rejects an exchange purchase, your request to redeem shares out of another Credit Suisse Fund will be processed. Your redemption request will be priced at the next computed NAV.

21

BUYING SHARES

OPENING AN ACCOUNT	ADDING TO AN ACCOUNT
BY CHECK

• Complete the Credit Suisse Advisor Funds New Account Application. • Make your check payable to Credit Suisse Advisor Funds. • Write the fund name on the check. • Mail to Credit Suisse Advisor Funds.	• Make your check payable to Credit Suisse Advisor Funds. • Write the account number and the fund name on your check. • Mail to Credit Suisse Advisor Funds.

BY EXCHANGE

• Call the Institutional Services Center to request an exchange from another Credit Suisse Advisor Fund or portfolio. Be sure to read the current Prospectus for the new fund or portfolio.

• If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

• Call the Institutional Services Center to request an exchange from another Credit Suisse Advisor Fund or portfolio.

• If you do not have telephone privileges, mail or fax a letter of instruction signed by all shareholders.

BY WIRE

• Complete and sign the New Account Application.

• Call the Institutional Services Center and fax the signed New Account Application by 4 p.m. eastern time.

• The Institutional Services Center will telephone you with your account number. Please be sure to specify the account registration, account number and the fund name on your wire advice.

• Wire your initial investment for receipt that day.

• Mail the original, signed application to Credit Suisse Advisor Funds.

• Call the Institutional Services Center by 4 p.m. eastern time to inform the Shareholder Service Center of the incoming wire. Please be sure to specify the account registration, account number and the fund name on your wire advice.

• Wire the money for receipt that day.

BY ACH TRANSFER

• Cannot be used to open an account.

• Call the Institutional Services Center to request an ACH transfer from your bank.

• Your purchase will be effective at the next NAV calculated after the fund receives your order in proper form.

• Requires ACH on Demand privileges.

INSTITUTIONAL SERVICES CENTER
800-222-8977

MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

22

SELLING SHARES

SELLING SOME OR ALL OF YOUR SHARES	CAN BE USED FOR
BY MAIL

Write a letter of instruction that includes:

• your name(s) and signature(s) or, if redeeming on an investor’s behalf, the name(s) of the registered owner(s) and the signature(s) of their legal representative(s)

• the fund name and account number

• the dollar amount you want to sell

• how to send the proceeds

Obtain a signature guarantee or other documentation, if required (see “Selling Shares in Writing”).

Mail the materials to Credit Suisse Advisor Funds.

If only a letter of instruction is required, you can fax it to the Institutional Shareholder Services Center (unless a signature guarantee is required).

• Sales of any amount.

BY EXCHANGE

• Call the Institutional Services Center to request an exchange into another Credit Suisse Advisor Fund or portfolio. Be sure to read the current Prospectus for the new fund or portfolio.	• Accounts with telephone privileges. If you do not have telephone privileges, mail or fax a letter of instruction to exchange shares.

BY PHONE

Call the Institutional Services Center to request a redemption. You can receive the proceeds as:

• a check mailed to the address of record

• an ACH transfer to your bank

• a wire to your bank

See “By Wire or ACH Transfer” for details.

• Accounts with telephone privileges.

BY WIRE OR ACH TRANSFER

• Complete the “Wire Instructions” or “ACH on Demand” section of your New Account Application.

• For federal-funds wires, proceeds will be wired on the next business day. For ACH transfers, proceeds will be delivered within two business days.

• Accounts with wire-redemption or ACH on Demand privileges. • Requests by phone or mail.

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HOW TO REACH THE FUND

Institutional Services Center
Toll Free: 800-222-8977
Fax: 888-606-8252

Mail:
Credit Suisse Advisor Funds
P.O. Box 55030
Boston, MA 02205-5030

Overnight/Courier Service:
Boston Financial Data Services, Inc.
Attn: Credit Suisse Advisor Funds
30 Dan Road
Canton, MA 02021-2809

Internet Web Site:
WWW.CREDIT-SUISSE.COM/US

WIRE INSTRUCTIONS

State Street Bank and Trust Company
ABA# 0110 000 28
Attn: Mutual Funds/Custody Dept.
[Credit Suisse Advisor Fund Name]
DDA# 9904-649-2
F/F/C: [Account Number and Account registration]

SELLING SHARES IN WRITING

Some circumstances require a written sell order, along with a signature guarantee. These include:

•  accounts whose address of record has been changed within the past 30 days

•  redemptions in certain large accounts (other than by exchange)

•  requests to send the proceeds to a different payee or address than on record

•  shares represented by certificates, which must be returned with your sell order

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. If required, the signature guarantee must be a STAMP 2000 Medallion guarantee and be made by an eligible guarantor institution as defined by the fund’s transfer agent in accordance with its signature guarantee procedures. Guarantees using previous technology medallions will not be accepted. Further information can be obtained by calling the fund at our institutional services toll-free number.

RECENTLY PURCHASED SHARES

For fund shares purchased other than by bank wire, bank check, U.S. Treasury check, certified check or money order, the fund will delay payment of your cash redemption proceeds until the check or other purchase payment clears, which generally takes up to 10 calendar days from the day of purchase. At any time during this period, you may exchange into another Credit Suisse Advisor Fund.

INSTITUTIONAL SERVICES CENTER
800-222-8977

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MONDAY–FRIDAY, 8:30 A.M.–6:00 P.M. ET

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SHAREHOLDER SERVICES

AUTOMATIC SERVICES

Buying or selling shares automatically is easy with the services described below. You can set up most of these services with your account application or by calling the Institutional Services Center.

AUTOMATIC MONTHLY INVESTMENT PLAN

For making automatic investments from a designated bank account.

AUTOMATIC WITHDRAWAL PLAN

For making automatic monthly, quarterly, semi-annual or annual withdrawals.

STATEMENTS AND REPORTS

The fund produces financial reports, which include a list of the fund’s portfolio holdings, semiannually and updates its Prospectus annually. The fund generally does not hold shareholder meetings. To reduce expenses by eliminating duplicate mailings to the same address, the fund may choose to mail only one report, Prospectus or proxy statement to your household, even if more than one person in the household has an account with the fund. Please call 800-222-8977 if you would like to receive additional reports, Prospectuses or proxy statements.

The fund discloses its portfolio holdings and certain of the fund’s statistical characteristics, such as industry diversification, as of the end of each calendar month on its website, www.credit-suisse.com/us. This information is posted on the fund’s website after the end of each month and generally remains available until the portfolio holdings and other information as of the end of the next calendar month is posted on the website. A description of the fund’s policies and procedures with respect to disclosure of its portfolio securities is available in the fund’s SAI.

TRANSFERS/GIFTS TO MINORS

Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act (UTMA) or the Uniform Gifts to Minors Act (UGMA). Please consult your tax professional about these types of accounts.

ACCOUNT CHANGES

Call the Institutional Services Center to update your account records whenever you change your address. The Institutional Services Center can also help you change your account information or privileges.

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OTHER POLICIES

TRANSACTION DETAILS

You are entitled to capital-gain and earned-dividend distributions as soon as your purchase order is executed.

Your purchase order will be canceled if you place a telephone order by 4 p.m. eastern time and the fund does not receive your wire that day. Your purchase order will be canceled and you may be liable for losses or fees incurred by the fund if your investment check or electronic transfer (ACH) does not clear.

If you wire money without first calling the Institutional Services Center to place an order, and your wire arrives after the close of regular trading on the Exchange, then your order will not be executed until the end of the next business day. In the meantime, your payment will be held uninvested. Your bank or other financial-services firm may charge a fee to send or receive wire transfers.

While the fund monitor telephone-servicing resources carefully, during periods of significant economic or market change it may be difficult to place orders by telephone.

Uncashed redemption or distribution checks do not earn interest.

FREQUENT PURCHASES AND
SALES OF FUND SHARES

Frequent purchases and redemptions of fund shares present risks to the fund’s long-term shareholders. These risks include the potential for dilution in the value of fund shares; interference with the efficient management of the fund’s portfolio, such as the need to keep a larger portion of the portfolio invested in cash or short-term securities, or to sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objective; losses on the sale of investments resulting from the need to sell portfolio securities at less favorable prices; increased taxable gains to the fund’s remaining shareholders resulting from the need to sell securities to meet redemption requests; and increased brokerage and administrative costs. These risks may be greater for funds investing in securities that are believed to be more susceptible to pricing discrepancies, such as foreign securities, high yield debt securities and small capitalization securities, as certain investors may seek to make short-term trades as part of strategies aimed at taking advantage of “stale” or otherwise inaccurate prices for fund portfolio holdings (e.g., “time zone arbitrage”).

The fund will take steps to detect and eliminate excessive trading in fund shares, pursuant to the fund’s policies as described in this Prospectus and approved by the Board of Trustees. The fund defines excessive trading or “market timing” as two round trips (purchase and redemption of comparable assets) by an investor within 60 days. An account that is determined to be engaged in market timing will be restricted from making future purchases or exchange purchases in any of the Credit Suisse Funds. In determining whether the account has engaged in market timing, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Credit Suisse Funds and their shareholders. The fund’s distributor enters into agreements with financial intermediaries that require such financial intermediaries to provide certain information to help detect frequent trading activity by their clients or customers and to eliminate frequent trading by these clients and customers.

The fund reserves the right to reject a purchase or exchange purchase order for any reason with or without prior notice to the investor. In particular, the fund reserves the right to reject a purchase or exchange order from any investor or intermediary that the fund has reason to think could be a frequent trader, whether or not the trading pattern meets the criteria for “market timing” above and whether or not that investor or intermediary is currently a shareholder in any of the Credit Suisse Funds.

The fund has also adopted fair valuation policies to protect the fund from “time zone arbitrage” with respect to foreign securities holdings and other trading practices that seek to take advantage of “stale” or otherwise inaccurate prices. See “More About Your Fund — Share Valuation.”

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There can be no assurance that these policies and procedures will be effective in limiting excessive trading in all cases. Also, shareholders who invest through omnibus accounts may be subject to the policies and procedures of their financial intermediaries with respect to excessive trading of fund shares that may define market timing differently than the fund does and have different consequences associated with it.

The fund’s policies and procedures may be modified or terminated at any time upon notice of material changes to shareholders and prospective investors.

SPECIAL SITUATIONS

The fund reserves the right to:

•  impose minimum account balance requirements and increase them after 15 days’ notice to current investors

•  charge a wire-redemption fee

•  make a “redemption in kind” — payment in portfolio securities rather than cash — for certain large redemption amounts that could hurt fund operations

•  suspend redemptions or postpone payment dates as permitted by law (such as during periods other than weekends or holidays when the Exchange is closed or trading on the Exchange is restricted, or any other time that the SEC permits)

•  stop offering its shares for a period of time (such as when management believes that a substantial increase in assets could adversely affect it)

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FOR MORE INFORMATION

More information about the fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL
REPORTS TO SHAREHOLDERS

Includes financial statements, portfolio investments and detailed performance information.

The Annual Report also contains letters from the fund’s portfolio managers discussing market conditions and investment strategies that significantly affected fund performance during its past fiscal year.

OTHER INFORMATION

A current SAI, which provides more detail about the fund, is on file with the SEC and is incorporated by reference.

You may visit the SEC’s Internet website (www.sec.gov) to view the SAI, material incorporated by reference, and other information. You can also obtain copies by visiting the SEC’s Public Reference Room in Washington, DC (phone (202) 551-8090) or by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-0102 or electronically at publicinfo@sec.gov.

Please contact Credit Suisse Advisor Funds to obtain, without charge, the SAI, Annual and Semiannual Reports and other information, and to make shareholder inquiries:

BY TELEPHONE:

800-222-8977

BY FACSIMILE:

888-606-8252

BY MAIL:

Credit Suisse Advisor Funds

P.O. Box 55030

Boston, MA 02205-5030

BY OVERNIGHT OR COURIER SERVICE:

Boston Financial Data Services, Inc.

Attn: Credit Suisse Advisor Funds

30 Dan Road

Canton, MA 02021-2809

ON THE INTERNET:

www.credit-suisse.com/us

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The fund’s SAI and Annual and Semiannual Reports are available on Credit Suisse’s website, www.credit-suisse.com/us.

SEC File Number:

Credit Suisse Capital Funds

Credit Suisse Large

Cap Growth Fund   811- 05041

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 • WWW.CREDIT-SUISSE.COM/US

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  LCG-PRO-ADV-0210

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STATEMENT OF ADDITIONAL INFORMATION

February 28, 2010

Advisor Class, Common Class and

Class A, Class B and Class C Shares of the

CREDIT SUISSE LARGE CAP GROWTH FUND

This Statement of Additional Information provides information about Credit Suisse Large Cap Growth Fund (the “Fund”) that supplements information contained in (i) the Prospectus for the Common shares of the Fund dated February 28, 2010; (ii) the Prospectus for the Advisor shares of the Fund, dated February 28, 2010; and (iii) the Prospectus for the Class A, Class B and Class C shares of the Fund, dated February 28, 2010, as each is amended or supplemented from time to time (each, a “Prospectus,” and collectively, the “Prospectuses”), and is incorporated by reference in its entirety into the Prospectus.

The Fund’s audited Annual Report dated October 31, 2009, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, is incorporated herein by reference.

This Statement of Additional Information is not in itself a prospectus.  Copies of the Prospectuses and the Annual Report can be obtained by writing or telephoning:

Class A, Class B, Class C and Common Shares Credit Suisse Funds P.O. Box 55030 Boston, Massachusetts 02205-5030 877-870-2874	Advisor Shares Credit Suisse Funds P.O. Box 55030 Boston, Massachusetts 02205-5030 Attn: Institutional Services 800-222-8977

ii

Page

APPENDIX B – Description of Ratings	B-1
APPENDIX C – Special Fee Arrangements	C-1

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INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Fund’s investment objective and policies in the Prospectuses.  There are no assurances that the Fund will achieve its investment objective.

The investment objective of the Fund is long-term capital appreciation.  The Fund’s investment objective may be changed without shareholder approval.

Unless otherwise indicated, the Fund is permitted to engage in the following investment strategies, subject to any percentage limitations set forth below.

The Fund is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available in the future.

Hedging Generally.  The Fund may enter into options, futures and currency exchange transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position.  A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.  As a result, the use of options, futures and currency exchange transactions for hedging purposes could limit any potential gain from an increase in the value of the position hedged.  In addition, the movement in the portfolio position hedged may not be of the same magnitude as movement in the hedge.  With respect to futures contracts, since the value of portfolio securities will far exceed the value of the futures contracts sold by the Fund, an increase in the value of the futures contracts could only mitigate, but not totally offset, the decline in the value of the Fund’s assets.

In hedging transactions based on an index, whether the Fund will realize a gain or loss depends upon movements in the level of securities prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular security.  The risk of imperfect correlation increases as the composition of the Fund’s portfolio varies from the composition of the index.  In an effort to compensate for imperfect correlation of relative movements in the hedged position and the hedge, the Fund’s hedge positions may be in a greater or lesser dollar amount than the dollar amount of the hedged position.  Such “over hedging” or “under hedging” may adversely affect the Fund’s net investment results if the markets do not move as anticipated when the hedge is established.  Securities index futures transactions may be subject to additional correlation risks.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the securities index and futures markets.  Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market also may cause temporary price distortions.  Because of the possibility of price distortions in the futures market and the imperfect correlation between movements in the securities index and movements in the price of securities index futures, a correct forecast of general market trends by

Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), still may not result in a successful hedging transaction.

The Fund will engage in hedging transactions only when deemed advisable by Credit Suisse, and successful use by the Fund of hedging transactions will be subject to Credit Suisse’s ability to predict trends in currency, interest rate or securities markets, as the case may be, and to predict correctly movements in the directions of the hedge and the hedged position and the correlation between them, which predictions could prove to be inaccurate.  This requires different skills and techniques than predicting changes in the price of individual securities, and there can be no assurance that the use of these strategies will be successful.  Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends.  Losses incurred in hedging transactions and the costs of these transactions will affect the Fund’s performance.

To the extent that the Fund engages in the strategies described below, the Fund may experience losses greater than if these strategies had not been utilized.  In addition to the risks described above, these instruments may be illiquid and/or subject to trading limits, and the Fund may be unable to close out a position without incurring substantial losses, if at all.  The Fund is also subject to the risk of a default by a counterparty to an off-exchange transaction.

Options on Securities and Securities Indices and Currency Exchange Transactions

The Fund may purchase and write (sell) options on securities, securities indices and currencies for hedging purposes or to increase total return.  The Fund may enter into futures contracts and options on futures contracts on securities, securities indices, foreign currencies interest rates and may engage in spot and forward currency exchange transactions (known as “foreign exchange transactions”) for these same purposes, which may involve speculation.  The amount of assets considered to be “at risk” in these transactions is, in the case of purchasing options, the amount of the premium paid, and, in the case of writing options, the value of the underlying obligation.

Securities Options.  The Fund may write covered put and call options on stock and debt securities and may purchase such options that are traded on foreign and U.S. exchanges, as well as over-the-counter (“OTC”) options.  The Fund realizes fees (referred to as “premiums”) for granting the rights evidenced by the options it has written.  A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price for a specified time period or at a specified time.  In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price for a specified time period or at a specified time.

The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.  However, for an option writer the exposure to adverse price movements in the underlying security or index is potentially unlimited during the exercise period.  Writing securities options may result in substantial losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or at less advantageous prices, limit the amount of appreciation the Fund could realize on its investments or require the Fund to hold securities it would otherwise sell.

The principal reason for writing covered options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone.  In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected).  When the Fund writes call options, it retains the risk of a decline in the price of the underlying security.  The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices decline, the put writer would expect to suffer a loss.  This loss may be less than the loss from purchasing the underlying instrument directly to the extent that the premium received offsets the effects of the decline.

In the case of options written by the Fund that are deemed covered by virtue of the Fund’s holding convertible or exchangeable preferred stock, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice.  In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery.  By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed securities, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Options written by the Fund will normally have expiration dates between one and nine months from the date written.  The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written.  In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.  The Fund may write (i) in-the-money call options when Credit Suisse expects that the price of the underlying security will remain flat or decline moderately during the option period, (ii) at-the-money call options when the Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (iii) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone.  In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.  Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be used in the same market environments that such call options are used in equivalent transactions.  To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) and of the securities exchange on which the option is written.

Prior to their expirations, put and call options may be sold in closing sale or purchase transactions (sales or purchases by the Fund prior to the exercise of options that it has purchased or written, respectively, of options of the same series) in which the Fund may realize a profit or loss from the sale.  An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market.  When the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.  Similarly, in cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.  The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security with respect to which it has written an option from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option’s expiration).  The obligation of the Fund under an option it has written would be terminated by a closing purchase transaction (the Fund would not be deemed to own an option as a result of the transaction).  So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price.  This obligation terminates when the option expires or the Fund effects a closing purchase transaction.  The Fund cannot effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

There is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist.  A liquid secondary market in an option may cease to exist for a variety of reasons.  In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options.  There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur.  In such event, it might not be possible to effect closing transactions in particular options.  Moreover, the Fund’s ability to terminate options positions established in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in OTC transactions would fail to meet their obligations to the Fund.  The Fund, however, will purchase OTC options only from dealers whose debt securities, as determined by Credit Suisse, are considered to be investment grade.  If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security and would continue to be at market risk on the security.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers).  It is possible that the Fund and other clients of the Adviser and certain of its affiliates may be considered to be such a group.  A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.  These limits may restrict the number of options the Fund will be able to purchase on a particular security.

Securities Index Options.  The Fund may purchase and write exchange-listed and OTC put and call options on securities indexes.  A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index.  Some securities index options are based on a broad market index, such as the New York Stock Exchange (the “NYSE”) Composite Index, or a narrower market index such as the Standard & Poor’s 100.  Indexes may also be based on a particular industry or market segment.

Options on securities indexes are similar to options on securities except that (i) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (ii) the delivery requirements are different.  Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.”  Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple.  The writer of the option is obligated, in return for the premium received, to make delivery of this amount.  Securities index options may be offset by entering into closing transactions as described above for securities options.

OTC Options.  The Fund may purchase OTC or dealer options or sell covered OTC options.  Unlike exchange-listed options where an intermediary or clearing corporation, such as the Clearing Corporation, assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options.  A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option.  If the Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised.  If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not.  Consequently, the Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it.  Similarly, when the Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option.  Although the Fund will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration.  The inability to enter into a closing transaction may result in material losses to the Fund.  Until the Fund, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised.  This requirement may impair the Fund’s ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous.

Currency Exchange Transactions.  The value in U.S. dollars of the Fund’s assets that are invested in foreign securities may be affected favorably or unfavorably by a variety of factors not applicable to investment in U.S. securities, and the Fund may incur costs in connection with conversion between various currencies.  Currency exchange transactions may be from any non-U.S. currency into U.S. dollars or into other appropriate currencies.  The Fund will conduct its currency exchange transactions (i) on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, (ii) through entering into currency futures contracts or options on such contracts (as described below), (iii) through entering into forward contracts to purchase or sell currency or (iv) by purchasing exchange-traded currency options.  The Fund may engage in currency transactions only for hedging purposes.

Forward Currency Contracts.  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks and brokers) and their customers.  Forward currency contracts are similar to currency futures contracts, except that futures contracts are traded on commodities exchanges and are standardized as to contract size and delivery date.

The Fund may also enter into forward currency contracts with respect to specific transactions.  For example, when the Fund anticipates the receipt in a foreign currency of interest payments on a security that it holds, the Fund may desire to “lock-in” the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying transaction.  The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

At or before the maturity of a forward contract entered into to hedge against currency fluctuations with respect to a portfolio security, the Fund may either sell the portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by negotiating with its trading partner to enter into an offsetting transaction.  If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Fund.  To the extent the Fund engages in forward currency contracts to generate current income, the Fund will be subject to these risks which the Fund might otherwise avoid (e.g., through use of hedging transactions.)

Currency Options.  The Fund may purchase exchange-traded put and call options on foreign currencies.  Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option is exercised.  Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option is exercised.

Currency Hedging.  The Fund’s currency hedging will be limited to hedging involving either specific transactions or portfolio positions.  Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities.  Position hedging is the sale of forward currency with respect to portfolio security positions.  The Fund may not position hedge to an extent greater than the aggregate market value (at the time of entering into the hedge) of the hedged securities.

A decline in the U.S. dollar value of a foreign currency in which the Fund’s securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant.  The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future.  For example, in order to protect against diminutions in the U.S. dollar value of non-dollar denominated securities it holds, the Fund may purchase foreign currency put options.  If the value of the foreign currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on the U.S. dollar value of its securities that otherwise would have resulted.  Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired is denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency.  The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates.  The benefit to the Fund derived from purchases of currency options, like the benefit derived from other types of options, will be reduced by premiums and other transaction costs.  Because transactions in currency exchange are generally conducted on a principal basis, no fees or commissions are generally involved.  Instead, profit to the currency trader is included in the purchase price.  Currency hedging involves some of the same risks and considerations as other transactions with similar instruments.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.  If a devaluation is generally anticipated, the Fund may not be able to contract to sell a currency at a price above the devaluation level it anticipates.

While the values of currency futures and options on futures, forward currency contracts and currency options may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund’s investments and a currency hedge may not be entirely successful in mitigating changes in the value of the Fund’s investments denominated in that currency.  A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against a price decline if the issuer’s creditworthiness deteriorates.

Futures Activities

The Fund may enter into foreign currency, interest rate and securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (the “CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  These futures contracts are standardized contracts for the future delivery of foreign currency or an interest rate sensitive security or, in the case of stock index and certain other futures contracts, a cash settlement with reference to a specified multiplier times the change in the specified index, exchange rate or interest rate.  An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract.  These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes, including hedging against changes in the value of portfolio securities due to anticipated changes in currency values, interest rates and/or market conditions and increasing return.  Aggregate initial margin and premiums (discussed below) required to establish positions other than those considered to be “bona fide hedging” will not exceed 5% of the Fund’s net asset value (or “NAV”) after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.  The Fund reserves the right to engage in transactions involving futures contracts and options on futures contracts in accordance with the Fund’s policies.  The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Contracts.  A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place.  An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place.  Securities indexes are capitalization weighted indexes which reflect the market value of the securities represented in the indexes.  A securities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made.  The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

No consideration is paid or received by the Fund upon entering into a futures contract.  Instead, the Fund is required to segregate with its custodian an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange on which the contract is traded, and brokers may charge a higher amount).  This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.  The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations.  Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or securities index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.”  The Fund will also incur brokerage costs in connection with entering into futures contracts.

At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.  Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange).  No secondary market for such contracts exists.  Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time.  Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day.  Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day.  It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses.  In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.  In such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so.  In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position.  Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Options on Futures Contracts.  The Fund may purchase and write put and call options on foreign currency, interest rate and stock index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions.  There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.  The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put).  Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.  The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).  Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of the Fund.

Asset Coverage for Forward Contracts, Options, Futures and Options on Futures.  The Fund will comply with guidelines established by the U.S. Securities and Exchange

Commission (the “SEC”)  with respect to coverage of forward currency contracts; options written by the Fund on currencies, securities and indexes; and currency, interest rate and index futures contracts and options on these futures contracts.  These guidelines may, in certain instances, require segregation by the Fund of cash or liquid securities with its custodian or a designated sub-custodian to the extent the Fund’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency or by other portfolio positions or by other means consistent with applicable regulatory policies.  Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  As a result, there is a possibility that segregation of a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

For example, a call option written by the Fund on securities may require the Fund to hold the securities subject to the call (or securities convertible into the securities without additional consideration) or to segregate assets (as described above) sufficient to purchase and deliver the securities if the call is exercised.  A call option written by the Fund on an index may require the Fund to own portfolio securities that correlate with the index or to segregate assets (as described above) equal to the excess of the index value over the exercise price on a current basis.  A put option written by the Fund may require the Fund to segregate assets (as described above) equal to the exercise price.  The Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  If the Fund holds a futures or forward contract, the Fund could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held.  The Fund may enter into fully or partially offsetting transactions so that its net position, coupled with any segregated assets (equal to any remaining obligation), equals its net obligation.  Asset coverage may be achieved by other means when consistent with applicable regulatory policies.

Additional Information on Other Investment Practices

U.S. Government Securities.  The obligations issued or guaranteed by the U.S. government in which the Fund may invest include direct obligations of the U.S. Treasury and obligations issued by U.S. government agencies and instrumentalities (“U.S. Government Securities”).  Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance.  Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance.  Included among the obligations issued by agencies and instrumentalities of the United States are instruments that are supported by the full faith and credit of the United States (such as certificates issued by the Government National Mortgage Association (“GNMA”)); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Fannie Mae and Freddie Mac bonds).

Other U.S. Government Securities the Fund may invest in include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee

Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association.  Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if Credit Suisse determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Until recently, Fannie Mae and Freddie Mac were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. government. The value of the companies’ securities fell sharply in 2008 due to concerns that the companies did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that Fannie Mae and Freddie Mac could purchase in certain residential areas and, until 2009, to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that Fannie Mae and Freddie Mac had been placed in conservatorship by the Federal Housing Finance Agency (“FHFA”), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to Fannie Mae and Freddie Mac. First, the U.S. Treasury has entered into preferred stock purchase agreements (“PSPAs”) under which, if the FHFA determines that Fannie Mae’s or Freddie Mac’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by Fannie Mae and Freddie Mac. Second, the U.S. Treasury established a new secured lending credit facility that is available to Fannie Mae and Freddie Mac until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase Fannie Mae and Freddie Mac mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by Fannie Mae and Freddie Mac will be successful.

Recent Market Events.    The fixed income markets have experienced a period of extreme volatility, which has negatively impacted market liquidity conditions. Initially, the concerns on the part of market participants were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgage-backed securities, asset-backed securities and other fixed income securities, including those rated investment grade, the U.S. and international credit and interbank money markets generally, and a wide range of financial institutions and markets, asset classes and sectors. As a result, fixed income instruments have been experiencing liquidity issues, increased price volatility, credit downgrades and increased likelihood of default. Securities that are less liquid are more difficult to value and may be hard to dispose of. Domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yield to decline. These events and the continuing market upheavals may have an adverse effect on the Fund.

Money Market Obligations.  The Fund is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five year or less remaining to maturity) money market obligations and for temporary defensive purposes may invest in these securities without limit.  These instruments consist of obligations issued or guaranteed by the U.S. government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers’ acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high quality investments; commercial paper rated no lower than A-2 by Standard & Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements with respect to the foregoing.

Money Market Mutual Funds.  The Fund may invest up to 5% of its assets in securities of money market mutual funds, including those that are affiliated with the Fund or Credit Suisse, when Credit Suisse believes that it would be beneficial to the Fund and appropriate considering the factors of return and liquidity.  A money market mutual fund is an investment company that invests in short-term high quality money market instruments.  A money market mutual fund generally does not purchase securities with a remaining maturity of more than one year.  As a shareholder in any mutual fund, the Fund will bear its ratable share of the mutual fund’s expenses, including management fees, and will remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested.

Repurchase Agreements.  The Fund may invest in repurchase agreement transactions with member banks of the Federal Reserve System and certain non-bank dealers.  Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date.  Under the terms of a typical repurchase agreement, the Fund would acquire any underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period.  This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period.  The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest.  The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations or becomes bankrupt and the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert this right.  Credit Suisse monitors the creditworthiness of those bank and non-bank dealers with which the Fund enters into repurchase agreements to evaluate this risk.  A repurchase agreement is considered to be a loan under the Investment Company Act of 1940, as amended (the “1940 Act”).

Convertible Securities.  Convertible securities, in which the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock.  Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock.  Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.  The value of convertible securities fluctuates in relation to changes in interest rates like bonds and, in addition, fluctuates in relation to the underlying common stock.  Subsequent to purchase by the Fund, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by the Fund.  Neither event will require sale of such securities, although Credit Suisse will consider such event in its determination of whether the Fund should continue to hold the securities.

Zero Coupon Securities.  The Fund may invest in “zero coupon” U.S. Treasury, foreign government and U.S. and foreign corporate convertible and nonconvertible debt securities, which are bills, notes and bonds that have been stripped of their unmatured interest coupons and custodial receipts or certificates of participation representing interests in such stripped debt obligations and coupons.  A zero coupon security pays no interest to its holder prior to maturity.  Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest.  Redemption of shares of the Fund that require it to sell zero coupon securities prior to maturity may result in capital gains or losses that may be substantial.  Federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment on the security during the year.  Such accrued discount will be includible in determining the amount of dividends the Fund must pay each year and, in order to generate cash necessary to pay such dividends, the Fund may liquidate portfolio securities at a time when it would not otherwise have done so.

Securities of Other Investment Companies.  The Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act or pursuant to an SEC order.  Presently, under the 1940 Act, the Fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund’s total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets.  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Lending of Portfolio Securities.  The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Trustees (the “Board”). These loans, if and when made, may not exceed 33 1/3% of the Fund’s total assets taken at value (including the loan collateral).  Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.  Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.  From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a “finder.”

By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral.  The Fund will adhere to the following conditions whenever its portfolio securities are loaned:  (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities.  Loan agreements involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.  Default by or bankruptcy of a borrower would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.  The Fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.  Any loans of the Fund’s securities will be fully collateralized and marked to market daily.

Payments received by the Fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Additional Information Concerning Taxes” below).

Foreign Investments.  The Fund may invest up to 20% of total assets in the securities of foreign issuers.  Investors should recognize that investing in foreign companies involves certain risks, including those discussed below, which are in addition to those associated with investing in U.S. issuers.  Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.  The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Depository Receipts.  The assets of the Fund may be invested in the securities of foreign issuers in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and International Depository Receipts (“IDRs”).  These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.  ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.  EDRs, which are sometimes referred to as Continental Depository Receipts (“CDRs”), are receipts issued in Europe, and IDRs, which are sometimes referred to as Global Depository Receipts (“GDRs”), are issued outside the United States.  EDRs (CDRs) and IDRs (GDRs) are typically issued by non-U.S.

banks and trust companies and evidence ownership of either foreign or domestic securities.  Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs (CDRs) and IDRs (GDRs) in bearer form are designed for use in European and non-U.S. securities markets, respectively.  For purposes of the Fund’s investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository’s transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

Foreign Currency Exchange.  Since the Fund may invest in securities denominated in currencies of non-U.S. countries, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.  A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund assets denominated in that foreign currency.  Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.  Unless otherwise contracted, the rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.  Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the U.S. and a particular foreign country, including economic and political developments in other countries.  Governmental intervention may also play a significant role.  National governments rarely voluntarily allow their currencies to float freely in response to economic forces.  Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.  The Fund may use hedging techniques with the objective of protecting against loss through the fluctuation of the value of foreign currencies against the U.S. dollar, particularly the forward market in foreign exchange, currency options and currency futures.

Information.  Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to reporting requirements of, the SEC.  Accordingly, there may be less publicly available information about these securities and about the foreign company or government issuing them than is available about a domestic company or government entity.  Foreign companies are generally subject to financial reporting standards, practices and requirements that are either not uniform or less rigorous than those applicable to U.S. companies.

Political Instability.  With respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments which could affect U.S. investments in those and neighboring countries.

Foreign Markets.  Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable U.S. companies.  Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold which may result in increased exposure to market and foreign exchange fluctuations and increased illiquidity.

Increased Expenses.  The operating expenses of the Fund, to the extent it invests in foreign securities, may be higher than those of an investment company investing exclusively in U.S. securities, since the expenses of the Fund, such as the cost of converting foreign currency into U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, custodial costs, valuation costs and communication costs, may be higher than those costs incurred by other investment companies not investing in foreign securities.  In addition, foreign securities may be subject to foreign government taxes that would reduce the net yield on such securities.

Warrants.  The Fund may invest up to 10% of its net assets in warrants.  The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment.  At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.  This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.  This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.  In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security.  If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.  The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof.  Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Non-Publicly Traded and Illiquid Securities.  The Fund may invest up to 10% of its total assets in non-publicly traded and illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market, time deposits maturing in more than seven days, certain Rule 144A Securities (as defined below) and repurchase agreements which have a maturity of longer than seven days.  Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation.

Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days without borrowing.  A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A Securities.  Rule 144A under the Securities Act adopted by the SEC allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.  Credit Suisse anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by Nasdaq Stock Market, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund’s limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid.  In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors:  (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund.  The Board has adopted guidelines and delegated to Credit Suisse the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for liquidity determinations.

Borrowing.  The Fund may borrow up to 10% of its total assets, for temporary or emergency purposes, including to meet portfolio redemption requests so as to permit the orderly disposition of portfolio securities or to facilitate settlement transactions on portfolio securities, so long as there is asset coverage of at least 300% for all borrowings of the Fund.  Additional investments (including roll-overs) will not be made when borrowings exceed 5% of the Fund’s total assets.  Although the principal of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding.  The Fund expects that some of its borrowings may be made on a secured basis.  In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable sub-custodian, which may include the lender.

Reverse Repurchase Agreements .  The Fund may enter into reverse repurchase agreements with member banks of the Federal Reserve System and certain non-bank dealers.  Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest.  At the time the Fund enters into a reverse repurchase agreement, it will segregate with an approved custodian cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest).  The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price (plus accrued interest).  The Fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase.  In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.  Reverse repurchase agreements that are accounted for as financings are considered to be borrowings under the 1940 Act.

When-Issued Securities and Delayed-Delivery Transactions.  The Fund may utilize up to 20% of its total assets to purchase securities on a “when-issued” basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). In these transactions, payment for and delivery of the securities occur beyond the regular settlement dates, normally within 30 to 45 days after the transaction.  The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, but may sell the securities before the settlement date if Credit Suisse deems it advantageous to do so.  The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment.  Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.  When-issued securities may include securities purchased on a “when, as and if issued” basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

When the Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account.  Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund’s commitment.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.  When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade.  Failure of the seller to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Small Capitalization and Emerging Growth Companies; Unseasoned Issuers.  Investments in small- and medium-sized and emerging growth companies, as well as companies with continuous operations of less than three years (“unseasoned issuers”) involve considerations that are not applicable to investing in securities of established, larger-capitalization issuers, including reduced and less reliable information about issuers and markets, less stringent financial disclosure requirements, illiquidity of securities and markets, higher brokerage commissions and fees and greater market risk in general.  In addition, securities of small- and medium-sized and emerging growth companies and unseasoned issuers may involve greater risks since these securities may have limited marketability and, thus, may be more volatile.

“Special Situation” Companies.  “Special situation companies” are involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock.  If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly.  Credit Suisse believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve maximum capital appreciation.  There can be no assurance, however, that a special situation that exists at the time of an investment will be consummated under the terms and within the time period contemplated.

Dollar Rolls.  The Fund may enter into “dollar rolls,” in which the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date.  During the roll period, the Fund would forgo principal and interest paid on such securities.  The Fund would be compensated by the difference between the current sale price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.  At the time the Fund enters into a dollar roll transaction, it will segregate with an approved custodian cash or liquid securities having a value not less than the repurchase price

(including accrued interest) and will subsequently monitor the segregated assets to ensure that its value is maintained.

INVESTMENT RESTRICTIONS

Certain investment limitations of the Fund may not be changed without the affirmative vote of the holders of a majority of the Fund’s outstanding shares (each, a “Fundamental Restriction”).  Such majority is defined as the lesser of (i) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares.  If a percentage restriction (other than the percentage limitation set forth in Fundamental Restriction No. 2) is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund’s assets will not constitute a violation of such restriction.

The investment limitations numbered 1 through 11 are Fundamental Restrictions.  The investment limitations numbered 12 through 14 may be changed by a vote of the Board at any time.

The Fund may not:

1.  Purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s total assets would be invested in the securities of such issuer, except that this 5% limitation does not apply to U.S. Government Securities and except that up to 25% of the value of the Fund’s total assets may be invested without regard to this 5% limitation.

2.  Borrow money or issue senior securities except that the Fund may (a) borrow from banks for temporary or emergency purposes, and not for leveraging, and then in amounts not in excess of 10% of the value of the Fund’s total assets at the time of such borrowing and (b) enter into futures contracts; or mortgage, pledge or hypothecate any assets except in connection with any bank borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund’s total assets at the time of such borrowing.  Whenever borrowings described in (a) exceed 5% of the value of the Fund’s total assets, the Fund will not make any additional investments (including roll-overs).  For purposes of this restriction, (a) the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to initial or variation margin for futures contracts will not be deemed to be pledges of the Fund’s assets.

3.  Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government Securities.

4.  Make loans, except that the Fund may purchase or hold publicly distributed fixed-income securities, lend portfolio securities and enter into repurchase agreements.

5.  Underwrite any issue of securities except to the extent that the investment in restricted securities and the purchase of fixed-income securities directly from the issuer thereof in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

6.  Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may invest in (a) fixed-income securities secured by real estate, mortgages or interests therein, (b) securities of companies that invest in or sponsor oil, gas or mineral exploration or development programs and (c) futures contracts and related options.

7.  Make short sales of securities or maintain a short position.

8.  Purchase, write or sell puts, calls, straddles, spreads or combinations thereof, except that the Fund may (a) purchase put and call options on securities, (b) write covered call options on securities, (c) purchase and write put and call options on stock indices and (d) enter into options on futures contracts.

9.  Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange or as otherwise permitted under the 1940 Act.

10.  Purchase more than 10% of the voting securities of any one issuer, more than 10% of the securities of any class of any one issuer or more than 10% of the outstanding debt securities of any one issuer; provided that this limitation shall not apply to investments in U.S. Government Securities.

11.  Purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities.  For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

12.  Invest more than 10% of the value of the Fund’s total assets in securities which may be illiquid because of legal or contractual restrictions on resale or securities for which there are no readily available market quotations.  For purposes of this limitation, (a) repurchase agreements with maturities greater than seven days and (b) time deposits maturing in more than seven calendar days shall be considered illiquid securities.

13.  Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 10% of the value of the Fund’s net assets.

14.  Invest in oil, gas or mineral leases.

PORTFOLIO VALUATION

The following is a description of the procedures used by the Fund in valuing its assets.

Equity securities listed on an exchange or traded in an over-the-counter market will be valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the time of valuation (the “Valuation Time”).  If the security did not trade on the Primary Market, the security will be valued at the closing price on another exchange or market where it trades at the Valuation Time.  If there are no such sales prices, the security will be valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days shall be valued in accordance with the price supplied by an independent pricing service approved by the Board (“Pricing Service”).  If there are no such quotations, the security will be valued at its fair value as determined in good faith by or under the direction of the Board.

Prices for debt securities supplied by a Pricing Service may use a matrix, formula or other objective method that takes into consideration market indexes, matrices, yield curves and other specific adjustments.  The procedures of Pricing Services are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board, which may replace a Pricing Service at any time.

If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there are two or more dealers, brokers or market makers in the security, the security will be valued at the mean between the highest bid and the lowest asked quotations from at least two dealers, brokers or market makers.  If such dealers, brokers or market makers only provide bid quotations, the value shall be the mean between the highest and the lowest bid quotations provided.  If a Pricing Service is not able to supply closing prices and bid/asked quotations for an equity security or a price for a debt security, and there is only one dealer, broker or market maker in the security, the security will be valued at the mean between the bid and the asked quotations provided, unless the dealer, broker or market maker can only provide a bid quotation, in which case the security will be valued at such bid quotation.  Options contracts will be valued similarly.  Futures contracts will be valued at the most recent settlement price at the time of valuation.

Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Board of The Fund.  Amortized cost involves valuing a portfolio instrument at its initial cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.  The amortized cost method of valuation may also be used with respect to other debt obligations with 60 days or less remaining to maturity.

Foreign securities traded in the local market will be valued at the closing prices, which may not be the last sale price, on the Primary Market (at the Valuation Time with respect to the Fund).  If the security did not trade on the Primary Market, it will be valued at the closing price of the local shares (at the Valuation Time with respect to the Fund).  If there is no such closing price, the value will be the most recent bid quotation of the local shares (at the Valuation Time with respect to the Fund).

Securities, options, futures contracts and other assets which cannot be valued pursuant to the foregoing will be valued at their fair value as determined in good faith by or under the direction of the Fund’s Board.  In addition, the Board or its delegates may value a security at fair value if it determines that such security’s value determined by the methodology set forth above does not reflect its fair value.  If the value of a security has been materially affected by events occurring after the relevant market closes, but before the Fund calculates its NAV, the Fund may price those securities at fair value as determined in good faith in accordance with procedures approved by the Board.

Trading in securities in certain foreign countries is completed at various times prior to the close of business on each business day in New York (i.e., a day on which the NYSE is open for trading).  In addition, securities trading in a particular country or countries may not take place on all business days in New York.  Furthermore, trading takes place in various foreign markets on days that are not business days in New York and days on which the Fund’s NAV is not calculated.  As a result, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of certain foreign portfolio securities used in such calculation.  All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the prevailing rate as quoted by a Pricing Service at the close of the London Stock Exchange.  If such quotations are not available, the rate of exchange will be determined in good faith by or under the direction of the Board.

PORTFOLIO TRANSACTIONS

The Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund’s investment program to achieve its investment objective.  Purchases and sales of newly issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal.  Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained.  The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer’s mark-up or mark-down.  Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions.  On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.  On most foreign exchanges, commissions are generally fixed.  There is generally no stated commission in the case of securities traded in domestic or foreign OTC markets, but the price of securities traded in OTC markets includes an undisclosed commission or mark-up.  U.S. government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.  No brokerage commissions are typically paid on purchases and sales of U.S. government securities.

The Adviser will select portfolio investments and effect transactions for the Fund.  In selecting broker-dealers, the Adviser does business exclusively with those broker-dealers that, in the Adviser’s judgment, can be expected to provide the best service.  The service has two main aspects:  the execution of buy and sell orders and the provision of research.  In negotiating commissions with broker-dealers, the Adviser will pay no more for execution and research services than it considers either, or both together, to be worth.  The worth of execution service depends on the ability of the broker-dealer to minimize costs of securities purchased and to maximize prices obtained for securities sold.  The worth of research depends on its usefulness in optimizing portfolio composition and its changes over time.  Commissions for the combination of execution and research services that meet the Adviser’s standards may be higher than for execution services alone or for services that fall below the Adviser’s standards.  The Adviser believes that these arrangements may benefit all clients and not necessarily only the accounts in which the particular investment transactions occur that are so executed.  Further, the Adviser will receive only brokerage or research services in connection with securities transactions that are consistent with the “safe harbor” provisions of Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”) when paying such higher commissions.  Research services may include research on specific industries or companies, macroeconomic analyses, analyses of national and international events and trends, evaluations of thinly traded securities, computerized trading screening techniques and securities ranking services, and general research services.  For the fiscal year ended October 31, 2009, the Fund paid no brokerage commissions to brokers and dealers who provided such research services.

All orders for transactions in securities or options on behalf of the Fund are placed by Credit Suisse with broker-dealers that it selects, including Credit Suisse Asset Management Securities, Inc. (“CSAMSI”), the Fund’s distributor and an affiliate of Credit Suisse, and affiliates of Credit Suisse Group AG.  A Fund may utilize CSAMSI or affiliates of Credit Suisse Group AG in connection with a purchase or sale of securities when Credit Suisse believes that the charge for the transaction does not exceed usual and customary levels and when doing so is consistent with guidelines adopted by the Board.

The Fund did not pay any commissions to affiliated broker-dealers during the fiscal years ended October 31, 2007, 2008 and 2009, respectively.

Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by the Adviser.  Such other investment clients may invest in the same securities as the Fund.  When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each client, including the Fund.  In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund.  To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for The Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

Transactions for the Fund may be effected on foreign securities exchanges.  In transactions for securities not actively traded on a foreign securities exchange, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.  Such dealers usually are acting as principal for their own account.  On occasion, securities may be purchased directly from the issuer.  Such portfolio securities are generally traded on a net basis and do not normally involve brokerage commissions.  Securities firms may receive brokerage commissions on certain portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon exercise of options.

The Fund may participate, if and when practicable, in bidding for the purchase of securities for the Fund’s portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group.  The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believe such practice to be otherwise in the Fund’s interest.

For the fiscal years ended October 31, 2009, 2008 and 2007, the Fund paid $          , $80,365 and $94,610, respectively, in brokerage commissions.

In no instance will portfolio securities be purchased from or sold to Credit Suisse, CSAMSI or Credit Suisse Securities (USA) LLC or any affiliated person of such companies except as permitted by the SEC exemptive order or by applicable law.  In addition, the Fund will not give preference to any institutions with whom the Fund enter into distribution or shareholder servicing agreements concerning the provision of distribution services or support services.

As of October 31, 2009, the Fund held the following securities of its regular brokers or dealers:

Name of Security	Aggregate Value of the Holdings

PORTFOLIO TURNOVER

The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.  The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities.  Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

Certain practices that may be employed by the Fund have resulted in and could continue to result in high portfolio turnover.  For example, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.  To the extent that its portfolio is traded for the short term, the Fund will be engaged essentially in trading activities based on short-term considerations affecting the value of an issuer’s security instead of long-term investments based on fundamental valuation of securities.  Because of this policy, portfolio securities may be sold without regard to the length of time for which they have been held.

It is not possible to predict the Fund’s portfolio turnover rates.  High portfolio turnover rates (100% or more) may result in higher brokerage commissions, dealer markups or underwriting commissions as well as other transaction costs.  In addition, gains realized from portfolio turnover may be taxable to shareholders.  For the fiscal years ended October 31, 2009 and 2008, the Fund’s turnover rates were         % and 171%, respectively.

MANAGEMENT OF THE FUND

Officers and Board of Trustees

The business and affairs of the Fund are managed by a Board of Trustees in accordance with the laws of The Commonwealth of Massachusetts.  The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board.  The Board approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund’s investment adviser, custodian and transfer agent.

The names and ages of the Fund’s Trustees and officers, their addresses, present positions and principal occupations during the past five years and other affiliations are set forth below.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees
Enrique R. Arzac c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1941	Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971

Director of Epoch Holding Corporation (an investment management and investment advisory services company); Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company); Director of The Chile Fund, Inc.,(a closed-end investment company); Director of The Indonesia Fund, Inc., (a closed-end investment company); Director of The First Israel Fund, Inc.,(a closed-end investment company); Director of The Latin America Equity Fund, Inc. (a closed-end investment company); Director of The Emerging Markets Telecommunications Fund, Inc. (a closed-end investment company)

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 Year of Birth: 1946	Trustee, Nominating and Audit Committee Member	Since 1998(2)

The Juan Trippe Professor in the Practice of International Trade Finance and Business, Yale School of Management, from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.

Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers)
Peter F. Krogh SFS/ICC 702 Georgetown University	Trustee, Nominating Committee and	Since 2001	Dean Emeritus and Distinguished Professor of		Director of Carlisle Companies

(1)           Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

(2)           Mr. Garten was initially appointed as a Trustee of the Fund on February 6, 1998.  He resigned as a Trustee on February 3, 2000 and was subsequently re-appointed on December 21, 2000.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Washington, DC 20057 Year of Birth: 1937	Audit Committee Member		International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present		Incorporated (diversified manufacturing company)
Steven N. Rappaport Lehigh Court LLC 555 Madison Avenue 29th Floor New York, New York 10022 Year of Birth: 1948	Chairman of the Board of Trustees; Nominating Committee Chairman and Audit Committee Member	Trustee since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present

Director, iCAD, Inc. (surgical & medical instruments & apparatus company); Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC (plywood manufacturing company); Director of The Chile Fund, Inc.,(a closed-end investment company); Director of The Indonesia Fund, Inc., (a closed-end investment company); Director of The First Israel Fund, Inc.,(a closed-end investment company); Director of The Latin America Equity Fund, Inc. (a closed-end investment company); Director of The Emerging Markets Telecommunications Fund, Inc. (a closed-end investment company)

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1954	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds
Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1959	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse since 1984; Officer of other Credit Suisse Funds
Emidio Morizio Credit Suisse Asset Management, LLC	Chief Compliance Officer	Since 2004	Managing Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers
One Madison Avenue New York, New York 10010 Year of Birth: 1966			2000; Vice President and Director of Compliance of Forstmann-Leff Associates from 1998 to June 2000; Officer of other Credit Suisse Funds
J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Year of Birth: 1967	Chief Legal Officer, Vice President and Secretary	Chief Legal Officer since 2006, Vice President and Secretary since 2004

Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associate with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, NY 10010 Year of Birth: 1973	Treasurer	Since 2008

Vice President of Credit Suisse since 2009; Assistant Vice President of Credit Suisse from June 2007 to December 2008; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

Ownership in Securities of the Fund and Fund Complex

As reported to the Fund, the information in the following table reflects beneficial ownership by the Trustees of certain securities as of December 31, 2009.

Name of Trustee	Dollar Range of Equity Securities in the Fund*,(3)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Enrique R. Arzac
Jeffrey E. Garten
Peter F. Krogh
Steven N. Rappaport

* Key to Dollar Ranges:

A.     None

B.      $1 - $10,000

C.      $10,001 - $50,000

D.      $50,001 - $100,000

E.      Over $100,000

(3)          Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

Information concerning Committees and Meetings of Trustees

The Fund has an Audit Committee and a Nominating Committee.  The members of the Audit Committee and the Nominating Committee consist of all the Trustees who are not “interested persons” of the Fund as defined in the 1940 Act (“Independent Trustees”), namely Messrs. Arzac, Garten, Krogh and Rappaport.

In accordance with its written charter adopted by the Board, the Audit Committee (a) assists Board oversight of the integrity of the Fund’s financial statements, the independent registered public accounting firm’s qualifications and independence, the Fund’s compliance with legal and regulatory requirements and the performance of the Fund’s independent registered public accounting firm; (b) prepares an audit committee report, if required by the SEC, to be included in the Fund’s annual proxy statement, if any; (c) oversees the scope of the annual audit of the Fund’s financial statements, the quality and objectivity of the Fund’s financial statements, the Fund’s accounting and financial reporting policies and its internal controls; (d) determines the selection, appointment, retention and termination of the Fund’s independent registered public accounting firm, as well as approving the compensation thereof; (e) pre-approves all audit and non-audit services provided to the Fund and certain other persons by such independent registered public accounting firm; and (f) acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  The Audit Committee met four times during the Fund’s fiscal year ended October 31, 2009.

In accordance with its written charter adopted by the Board, the Nominating Committee recommends to the Board persons to be nominated by the Board for election at the Fund’s meetings of shareholders, special or annual, if any, or to fill any vacancy on the Board that may arise between shareholder meetings. The Nominating Committee also makes recommendations with regard to the tenure of Board members and is responsible for overseeing an annual evaluation of the Board and its committee structure to determine whether such structure is operating effectively.  The Nominating Committee met twice during the fiscal year ended October 31, 2009.

The Nominating Committee will consider for nomination to the Board candidates submitted by the Fund’s shareholders or from other sources it deems appropriate. Any recommendation should be submitted to the Fund’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, New York 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an “interested person” of the Fund (as defined in the 1940 Act), and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of trustees in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Exchange Act. If the Fund is holding a shareholder meeting, any such submission, in order to be included in the Fund’s proxy statement, should be made no later than the 120th calendar day before the date the Fund’s proxy statement was released to security holders in connection with the previous year’s annual meeting or, if the Fund has changed the meeting date by more than 30 days or if no meeting was held the previous year, within a reasonable time before the Fund begins to print and mail its proxy statement.

No employee of Credit Suisse, State Street Bank and Trust Company (“State Street”) and CSAMSI, the Fund’s co-administrators, or any of their affiliates, receives any compensation from the Fund for acting as an officer or trustee of the Fund.

Each Trustee who is not a director, trustee, officer or employee of Credit Suisse, State Street, CSAMSI or any of their affiliates receives an annual fee of $1,500 and $200 for each meeting of the Board attended by him for his services as Trustee, and is reimbursed for expenses incurred in connection with his attendance at Board meetings.  Each member of the Audit Committee receives an annual fee of $200, and the chairman of the Audit Committee receives an additional $7,500, for serving on the Audit Committee.

Mr. Rappaport has informed the Fund that his former employer, Loanet, Inc. (“Loanet”), had performed loan processing services for various Credit Suisse Group entities (not including Credit Suisse).  He indicated that Loanet billed these Credit Suisse entities approximately $1,700,000 and $2,300,000 during the years ended December 31, 2000 and 2001, respectively.  Prior to May 31, 2001, Mr. Rappaport was President and a director of Loanet, and held an approximately 25% equity interest in Loanet.  Another investor in Loanet owned an approximately 67% interest and was in control of Loanet until May 31, 2001.  On May 31, 2001, Loanet was sold to SunGard Data Systems, Inc. (“SunGard”).  Mr. Rappaport sold his shares to SunGard, but remained President of Loanet until December 31, 2001.  Mr. Rappaport remained at Loanet for a nominal salary until July 31, 2002 but had no formal position.

Trustees’ Total Compensation for the Fiscal Year Ended October 31, 2009

Name of Trustee	Fund	All Investment Companies in the Credit Suisse Fund Complex	Total Number of Funds for Which Trustee Serves Within Fund Complex
Non-Interested Trustees
Enrique R. Arzac
Jeffrey E. Garten
Peter F. Krogh
Steven N. Rappaport
Interested Trustees
Michael E. Kenneally(1)			None

(1)                                  Mr. Kenneally resigned from the Board effective December 31, 2008.

As of [date], the Trustees and Officers as a group owned of record less than 1% of each Fund’s outstanding shares.

Proxy Voting Policy

The Fund has adopted Credit Suisse’s Proxy Voting Policy and Procedures as its proxy voting policy.  The Proxy Voting Policy and Procedures appear as Appendix A to this SAI.  The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30 of each year, not later than August 31 of each year.  The Fund’s Form N-PX is available (1) without charge and upon request by calling the Fund toll-free at 877-870-2874 or through Credit Suisse’s website, www.credit-suisse.com/us and (2) on the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund’s Board has adopted policies and procedures governing the disclosure of information regarding its portfolio holdings.  As a general matter, it is the Fund’s policy that no current or potential investor (or their representative) (collectively, the “Investors”) will be provided information on the Fund’s portfolio holdings on a preferential basis in advance of the provision of that information to other Investors.  The Fund’s policies apply to all of the Fund’s service providers that, in the ordinary course of their activities, come into possession of information about the Fund’s portfolio holdings.

The Fund’s policies and procedures provide that information regarding the Fund’s specific security holdings, sector weightings, geographic distribution, issuer allocations and related information, among other things (“Portfolio-Related Information”) will be disclosed to the public only (i) as required by applicable laws, rules or regulations or (ii) pursuant to the Fund’s policies and procedures when the disclosure of such information is considered by the Fund’s officers to be consistent with the interests of Fund shareholders.  In the event of a conflict of interest between the Fund, on the one hand, and a service provider or their affiliates on the other hand, relating to the possible disclosure of Portfolio-Related Information, the Fund’s officers will seek to resolve any conflict of interest in favor of the Fund’s interests.  In the event that a Fund officer is unable to resolve such conflict, the matter will be referred to the Fund’s Audit Committee for resolution.

The Fund’s policies further provide that in some instances, it may be appropriate for the Fund to selectively disclose its Portfolio-Related Information (e.g., for due diligence purposes to a newly hired adviser or sub-adviser, or disclosure to a rating agency) prior to public dissemination of such information.  Unless the context clearly suggests that the recipient is under a duty of confidentiality, the Fund’s officers will condition the receipt of selectively disclosed Portfolio-Related Information upon the receiving party’s agreement to keep such information confidential and to refrain from trading Fund shares based on the information.

Neither the Fund, the Adviser, officers of the Fund nor employees of its service providers will receive any compensation in connection with the disclosure of Portfolio-Related Information.  However, the Fund reserves the right to charge a nominal processing fee, payable to the Fund, to nonshareholders requesting Portfolio-Related Information.  This fee is designed to offset the Fund’s costs in disseminating data regarding such information.  All Portfolio-Related Information will be based on information provided by State Street, as the Fund’s co-administrator/accounting agent.

Disclosure of Portfolio-Related Information may be authorized only by executive officers of the Fund, Credit Suisse and CSAMSI.  The Fund’s Board is responsible for overseeing the implementation of the policies and procedures governing the disclosure of Portfolio-Related Information and reviews the policies annually for their continued appropriateness.

The Fund provides a full list of its holdings as of the end of each calendar month on its website, www.credit-suisse.com/us, approximately 10 business days after the end of each month.   The list of holdings as of the end of each calendar month remains on the website until the list of holdings for the following calendar month is posted to the website.

The Fund and Credit Suisse have ongoing arrangements to disclose Portfolio-Related Information to service providers to the Fund that require access to this information to perform their duties to the Fund.  Set forth below is a list, as of [date], of those parties with which Credit Suisse, on behalf of the Fund, has authorized ongoing arrangements that include the release of Portfolio-Related Information, as well as the frequency of release under such arrangements and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed.

Recipient	Frequency	Delay before dissemination
State Street (custodian, accounting agent, co-administrator and securities lending agent)	Daily	None

RiskMetrics Group (formerly Institutional Shareholder Services) (proxy voting service and filing of class action claims)	As necessary	None

Interactive Data Corp. (pricing service)	Daily	None

Boston Financial Data Services, Inc. (“BFDS”) (transfer agent)	As necessary	None

In addition, Portfolio-Related Information may be provided as part of the Fund’s ongoing operations to: the Fund’s Board; [   ], its independent registered public accounting firm (“[  ]”); Willkie Farr & Gallagher LLP, counsel to the Fund; Drinker Biddle & Reath LLP, counsel to the Fund’s Independent Trustees; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation, if any.  The entities to which the Fund provides Portfolio-Related Information, either by explicit agreement or by virtue of the nature of their duties to the Fund, are required to maintain the confidentiality of the information disclosed.

On an ongoing basis, the Fund may provide Portfolio-Related Information to third parties, including the following: mutual fund evaluation services; broker-dealers, investment advisers and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients; mutual fund data aggregation services; sponsors of retirement plans that include funds advised by Credit Suisse; and consultants for investors that invest in funds advised by Credit Suisse, provided in each case that the Fund has a legitimate business purpose for providing the information and the third party has agreed to keep the information confidential and to refrain from trading based on the information.  The entities that receive this information are listed below, together with the frequency of release and the length of the time lag, if any, between the date of the information and the date on which the information is disclosed:

Recipient	Frequency	Delay before dissemination
Lipper	Monthly	5th business day of following month

S&P	Monthly	2nd business day of following month

Thomson Financial/Vestek	Quarterly	5th business day of following month

The Fund may also disclose to an issuer the number of shares of the issuer (or percentage of outstanding shares) held by the Fund.

The ability of the Fund, the Adviser and CSAMSI, as the co-administrator of the Fund, to effectively monitor compliance by third parties with their confidentiality agreements is limited, and there can be no assurance that the Fund’s policies on disclosure of Portfolio-Related Information will protect the Fund from the potential misuse of that information by individuals or firms in possession of that information.

Investment Advisory Agreement

Credit Suisse Asset Management, LLC, located at Eleven Madison Avenue, New York, New York 10010, is part of the asset management business of Credit Suisse, one of the world’s leading banks.  Credit Suisse provides its clients with investment banking, private banking and asset management services worldwide.  The asset management business of Credit Suisse is comprised of a number of legal entities around the world that are subject to distinct regulatory requirements.

The Advisory Agreement between the Fund and Credit Suisse has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Fund’s Board of Trustees or by a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

Pursuant to the Advisory Agreement, subject to the supervision and direction of the Board, Credit Suisse is responsible for managing the Fund in accordance with the Fund’s stated investment objective and policies.  Credit Suisse is responsible for providing investment advisory services as well as conducting a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Fund’s assets.  In addition to expenses that Credit Suisse may incur in performing its services under the Advisory Agreement, Credit Suisse pays the compensation, fees and related expenses of all Trustees who are affiliated persons of Credit Suisse or any of its subsidiaries.

The Fund bears certain expenses incurred in its operation, including: investment advisory and administration fees; taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Fund who are not officers, directors, or employees of Credit Suisse or affiliates of any of them; fees of any pricing service employed to value shares of the Fund; SEC fees, state Blue Sky qualification fees and any foreign qualification fees; charges of custodians and transfer and dividend disbursing agents; the Fund’s proportionate share of insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund’s existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and meetings of the shareholders of the Fund and of the officers or Board of Trustees of the Fund; and any extraordinary expenses.

Each class of the Fund bears all of its own expenses not specifically assumed by the Adviser or another service provider to the Fund.  General expenses of the Fund not readily identifiable as belonging to a particular Fund are allocated among all Credit Suisse Funds by or under the direction of the Fund’s Board of Trustees in such manner as the Board determine to be fair and accurate.  Each class of the Fund pays its own administration fees and may pay a different share than the other classes of other expenses, except advisory and custodian fees, if those expenses are actually incurred in a different amount by such class or if a class receives different services.

The Advisory Agreement provides that Credit Suisse shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except that Credit Suisse shall be liable for a loss resulting from a breach of fiduciary duty by Credit Suisse with respect to the receipt of compensation for services; provided that nothing in the Advisory Agreement shall be deemed to protect or purport to protect Credit Suisse against any liability to the Fund or to shareholders of the Fund to which Credit Suisse would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of Credit Suisse’s reckless disregard of its obligations and duties under the Advisory Agreement.

The Fund or Credit Suisse may terminate the Advisory Agreement on 60 days’ written notice without penalty.  The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its services to the Fund, Credit Suisse is paid (before any voluntary waivers or reimbursements) a fee computed daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets.  Prior to December 1, 2006, the Fund paid advisory fees to Credit Suisse at the annual rate of 0.70% of its average daily net assets.  Credit Suisse may voluntarily waive a portion of its fees from time to time and temporarily limit the expenses to be borne by the Fund.

For the past three fiscal years ended October 31, the Fund paid Credit Suisse advisory fees, and Credit Suisse waived fees and/or reimbursed expenses of the Fund under the Advisory Agreement as follows:

October 31, 2009

Fees Paid (After Waivers)	Waivers	Reimbursements

October 31, 2008

Fees Paid (After Waivers)	Waivers	Reimbursements
$419,828	$0	$0

October 31, 2007

Fees Paid (After Waivers)	Waivers	Reimbursements
$645,967	$0	$0

Administration Agreements

CSAMSI and State Street serve as co-administrators to the Fund pursuant to separate written agreements with the Fund (the “CSAMSI Co-Administration Agreement” and the “State Street Co-Administration Agreement,” respectively).

Effective December 1, 2006, for the services provided by CSAMSI under the CSAMSI Co-Administration Agreement, the Fund pays CSAMSI a fee calculated daily and paid monthly at the annual rate of 0.09% of the Fund’s average daily net assets.  Prior to December 1,

2006, CSAMSI received a fee calculated daily and paid monthly at the annual rate of 0.10% of the Fund’s average daily net assets.

For the past three fiscal years ended October 31, the Fund paid CSAMSI co-administrative service fees under the CSAMSI Co-Administration Agreement as follows:

October 31, 2009

Fees Paid (After Waivers)

October 31, 2008

Fees Paid (After Waivers)
$75,569

October 31, 2007

Fees Paid (After Waivers)
$112,323

For the services provided by State Street under the State Street Co-Administration Agreement, prior to January 1, 2007, the Fund paid State Street a fee calculated at the annual rate of its pro-rated share of 0.05% of the first $5 billion in average daily net assets of the Fund Complex, 0.03% of the Fund Complex’s next $5 billion in average daily net assets, and 0.02% of the Fund Complex’s average daily net assets in excess of $10 billion, subject to an annual minimum fee, exclusive of out-of-pocket expenses.  On January 1, 2007, this fee was reduced from .035% to .03% for the Fund Complex’s average daily net assets over $5 billion and up to $10 billion.  Each class of shares of the Fund bears its proportionate share of fees payable to State Street in the proportion that its assets bear to the aggregate assets of the Fund at the time of calculation.  For the fiscal years ended October 31, 2009, 2008 and 2007, the Fund paid State Street fees under the State Street Co-Administration Agreement of $          , $50,092 and $47,271, respectively.

State Street has been engaged by the Fund to act as the Fund’s securities lending agent.  The Fund’s securities lending arrangement provides that the Fund and State Street will share the income earned from securities lending activities.  Generally, the Fund will receive 70% and State Street will receive 30% of the income earned on the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement.

Portfolio Managers

Portfolio Managers’ Compensation

Credit Suisse’s compensation to the portfolio managers of the Fund includes both a fixed base salary component and a bonus component.  The discretionary bonus for the portfolio managers is not tied by formula to the performance of any fund or account.  The factors taken into account in determining the portfolio managers’ bonuses include the Fund’s performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation.  Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

Like all employees of Credit Suisse, the portfolio managers participate in Credit Suisse’s profit sharing and 401(k) plans.

Potential Conflicts of Interest

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts on the other. For example, the portfolio managers may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts they advise. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio managers may take action with respect to another account that differs from the action taken with respect to the Fund.  Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

If Credit Suisse believes that the purchase or sale of a security is in the best interest of more than one client, it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations.  Credit Suisse may aggregate orders if all participating client accounts benefit equally (i.e., all receive an average price of the aggregated orders). In the event Credit Suisse aggregates an order for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of transactions (as well as expenses incurred in the transactions) is expected to be used, allocations will be designed to ensure that over time all clients receive fair treatment consistent with Credit Suisse’s fiduciary duty to its clients (including its duty to seek to obtain best execution of client trades). The accounts aggregated may include registered and unregistered investment companies managed by Credit Suisse’s affiliates and accounts in which Credit Suisse’s officers, directors, agents, employees or affiliates own interests.  Credit Suisse may not be able to aggregate securities transactions for clients who direct the use of a particular broker-dealer, and the client also may not benefit from any improved execution or lower commissions that may be available for such transactions.

The Fund’s portfolio managers also manage client accounts that sell securities short. As such, Credit Suisse may purchase or sell a security in one or more of its long-only accounts under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its accounts under management that hold securities short, and certain Credit Suisse client accounts may contain securities sold short that are simultaneously held as long positions in certain of the long-only accounts advised by Credit Suisse. Credit Suisse has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

The Fund’s portfolio managers manage certain accounts with respect to which the management fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio managers in that the portfolio managers may have an incentive to allocate the investment opportunities that they believe might be the most profitable to such other accounts instead of allocating them to the Fund. Credit Suisse has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.  Although Credit Suisse believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Credit Suisse and its clients, clients should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Credit Suisse has not identified in the summary above.

Portfolio Managers’ Ownership of Securities

As reported to the Fund, the information in the following table reflects each portfolio manager’s beneficial ownership of Fund shares as of December 31, 2009.

Name	Fund Shares Beneficially Owned*
Jordan Low

Constantin Fillitti

Timothy Schwider

Registered Investment Companies; Other Pooled Investment Vehicles; Other Accounts

As reported to the Fund, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio managers and the total assets managed within each category as of October 31, 2009.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jordan Low
Constantin Filitti
Timothy Schwider

The advisory fee for one of these accounts, which has a total of $     million as of October 31, 2009, is based on the performance of the account.

Code of Ethics

The Fund, Credit Suisse, and CSAMSI have each adopted a written Code of Ethics (the “Code of Ethics”), which permits personnel covered by the Code (“Covered

*              Key to Dollar Ranges:

A.            None

B.            $1 - $10,000

C.            $10,001 - $50,000

D.            $50,001 - $100,000

E.             Over $100,000

Persons”) to invest in securities, including securities that may be purchased or held by the Fund.  The Code of Ethics also contains provisions designed to address the conflicts of interest that could arise from personal trading by advisory personnel, including:  (1) all Covered Persons must report their personal securities transactions at the end of each quarter; (2) with certain limited exceptions, all Covered Persons must obtain preclearance before executing any personal securities transactions; (3) Covered Persons may not execute personal trades in a security if there are any pending orders in that security by the Fund; and (4) Covered Persons may not invest in initial public offerings.

The Fund’s Board reviews the administration of the Code of Ethics at least annually and may impose sanctions for violations of the Code of Ethics.

Custodian and Transfer Agent

State Street acts as the Fund’s custodian and also acts as the custodian for the Fund’s foreign securities pursuant to a Custodian Agreement (the “Custodian Agreement”).  Under the Custodian Agreement, State Street (a) maintains a separate account or accounts in the name of the Fund, (b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund’s portfolio securities, and (e) makes periodic reports to the Fund’s Board of Trustees concerning the Fund’s operations.  With the approval of the Board, State Street is authorized to select one or more foreign banking institutions and foreign securities depositories to serve as sub-custodian on behalf of the Fund and to select one or more domestic banks or trust companies to serve as sub-custodian on behalf of the Fund.  For this service to the Fund under the Custodian Agreement, State Street receives a fee which is calculated based upon the Fund’s average daily gross assets, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Fund.  The principal business address of State Street is One Lincoln Street, Boston, Massachusetts 02111.

BFDS, an affiliate of State Street, serves as the Fund’s shareholder servicing, transfer and dividend disbursing agent pursuant to a Transfer Agency and Service Agreement, under which BFDS (i) issues and redeems Fund shares, (ii) addresses and mails all Fund communications to record owners of Fund shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (iii) maintains shareholder accounts and, if requested, sub-accounts and (iv) makes periodic reports to the Board concerning the transfer agent’s operations with respect to the Fund.  BFDS’s principal business address is 30 Dan Road, Canton, Massachusetts 02021-2809.

Organization of the Fund

The Fund’s Agreement and Declaration of Trust (the “Trust Agreement”) authorizes the Board to issue an unlimited number of full and fractional shares of common stock, $.001 par value per share, of which an unlimited number are designated “Common shares,” “Advisor shares,” “Class A shares,” “Class B shares” and “Class C shares.”

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Large Cap Growth Fund.  However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee.  The Trust Agreement provides for indemnification from the Fund’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund.  Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations, a possibility that Credit Suisse believes is remote and immaterial.  Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund.  The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

All shareholders of the Fund in each class, upon liquidation, will participate ratably in the Fund’s net assets.  Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees.  Shares are transferable but have no preemptive, conversion or subscription rights.  Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate NAV and performance quotations in the same manner.  Because of the higher fees paid by Class B and Class C shares, the total return on Class B and Class C shares can be expected to be lower than the total return on Class A and Common shares, and in turn, because of the higher fees paid by Class A shares, the total return on Class A shares can be expected to be lower than the total return on Common shares.  Class B shares convert to Class A shares on the fifth day of the month following the eighth anniversary of the purchase date.  Class C shares never convert to another class of shares, so annual expenses remain higher for Class C shares.  Common shares can be purchased only by certain types of investors as outlined in the Common class Prospectus.  Unless the context clearly suggests otherwise, references to the Fund in this Prospectus are to the Fund as a whole and not to any particular class of the Fund’s shares.

Investors in the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held.  Shareholders of the Fund will vote in the aggregate except where otherwise required by law and except that each class will vote separately on certain matters pertaining to its distribution and shareholder servicing arrangements.  There will normally be no meetings of investors for the purpose of electing members of the governing Board unless and until such time as less than a majority of the members holding office have been elected by investors.  Any Trustee of the Fund may be removed from office upon the vote of shareholders holding at least a majority of the Fund’s outstanding shares of beneficial interest, at a meeting called for that purpose.  A meeting will be called for the purpose of voting on the removal of a Board member at the written request of holders of 10% of the outstanding shares of the Fund.

The Fund is an open-end management investment company within the meaning of the 1940 Act.  The Fund was organized on January 20, 1987 under the laws of The Commonwealth of Massachusetts and is a business entity commonly known as a “Massachusetts business trust.”  The Fund is diversified.  The Fund offers five classes of shares: Common, Advisor, Class A, Class B and Class C.  Unless otherwise indicated, references to the “Fund” apply to each class of shares of the Fund.

The Fund sends to its investors a semiannual report and an audited annual report, each of which includes a list of the investment securities held by the Fund and a statement of the performance of the Fund.  Periodic listings of the investment securities held by the Fund, as well as certain statistical characteristics of the Fund, may be obtained on the Credit Suisse Funds web site at www.credit-suisse.com/us.

On February 26, 1992, the Fund amended its Agreement and Declaration of Trust to change its name from “Counsellors Capital Appreciation Fund” to “Warburg, Pincus Capital Appreciation Fund.”  On March 16, 2001, the Fund changed its name from “Warburg, Pincus Capital Appreciation Fund” to “Credit Suisse Warburg Pincus Capital Appreciation Fund.”  On December 12, 2001, the Fund changed its name from “Credit Suisse Warburg Pincus Capital Appreciation Fund” to “Credit Suisse Capital Appreciation Fund.”  On December 1, 2006, the Fund changed its name from “Credit Suisse Capital Appreciation Fund” to “Credit Suisse Large Cap Growth Fund.”

Distribution and Shareholder Servicing

Distributor.  CSAMSI serves as distributor of the Fund’s shares and offers the Fund’s shares on a continuous basis.  CSAMSI’s principal business address is Eleven Madison Avenue, New York, New York 10010.  CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to financial representatives in connection with the sale of shares.  CSAMSI and/or its affiliates have special fee arrangements with certain financial representatives.  CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time.  Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2010.  Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of a fund on a financial representative’s preferred list of funds or otherwise associated with the financial representative’s marketing and other support activities relating to a fund.  Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of a fund.  On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of a fund during a specific period of time.  Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging.  Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

The Fund has authorized certain broker-dealers, financial institutions, recordkeeping organizations and other financial intermediaries (collectively, “Service Organizations”) or, if applicable, their designees, to enter confirmed purchase and redemption orders on behalf of their clients and customers, with payment to follow no later than the Fund’s pricing on the following business day.  If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses.  The Fund may be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts the order.  Such orders received by the Fund in proper form will be priced at the Fund’s NAV next computed after they are accepted by the Service Organization or its authorized designee.  Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Fund shares are purchased directly from the Fund.

For administration, subaccounting, transfer agency and/or other services, Credit Suisse or its affiliates may pay Service Organizations a fee of up to 0.50% of the average annual value of accounts with the Fund maintained by such Service Organizations.  Service Organizations may also be paid additional amounts on a one-time or ongoing basis, which may include a fee of up to 1.00% of new assets invested in the Fund.  The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.  The Fund may reimburse Credit Suisse part of this fee at rates they would normally pay to the transfer agent for providing the services.

Advisor Shares.  The Fund has entered into an agreement (“Agreement”) with institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries (“Institutions”) to provide certain distribution, shareholder servicing, administrative and/or accounting services for their clients or customers (or participants in the case of retirement plans) (“Customers”) who are beneficial owners of Advisor shares.  Agreements are governed by a distribution plan (the “Advisor Shares 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund pays in consideration for services, a fee calculated at an annual rate of 0.50% of the average daily net assets of the Advisor shares of the Fund, although under the Advisor Shares 12b-1 Plan the Fund is authorized to pay up to 0.75% per annum of the Fund’s Advisor Class shares.  Such payments may be paid to Institutions directly by the Fund or by CSAMSI on behalf of the Fund.  For the fiscal year ended October 31, 2009, the Advisor shares of the Fund paid $           pursuant to the Advisor Shares 12b-1 Plan, all of which was paid to Institutions.

Certain Institutions may receive additional fees from CSAMSI, Credit Suisse or their affiliates on a one-time or ongoing basis for providing supplemental services in connection with investments in the Fund.  Institutions may also be reimbursed for marketing and other costs.  Additional fees may be up to 0.25% per year of the value of Fund accounts maintained by the firm and, in certain cases, may include a fee of up to 1.00% of new assets invested in the Fund.  Fees payable to any particular Institution are determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Institution.  To the extent that CSAMSI, Credit Suisse or their affiliates provide additional compensation or reimbursements for marketing expenses, such payments would not represent an additional expense to the Fund or its shareholders.

An Institution with which the Fund has entered into an Agreement with respect to its Advisor shares may charge a Customer one or more of the following types of fees, as agreed upon by the Institution and the Customer, with respect to the cash management or other services provided by the Institution: (i) account fees (a fixed amount per month or per year); (ii) transaction fees (a fixed amount per transaction processed); (iii) compensation balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (iv) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets).  Services provided by an Institution to Customers are in addition to, and not duplicative of, the services to be provided under each Fund’s co-administration and distribution and shareholder servicing arrangements.  A

Customer of an Institution should read the Prospectus and this Statement of Additional Information in conjunction with the Agreement and other literature describing the services and related fees that would be provided by the Institution to its Customers prior to any purchase of Fund shares.  A Prospectus is available from the Fund’s distributor upon request.  No preference will be shown in the selection of Fund portfolio investments for the instruments of Institutions.

Class A, Class B and Class C Shares.  The Fund has adopted Plans of Distribution for its Class A shares, Class B shares and Class C shares (“A Shares 12b-1 Plan,” “B Shares 12b-1 Plan” and “C Shares 12b-1 Plan,” respectively).  Each of the A Shares 12b-1 Plan, B Shares 12b-1 Plan and C Shares 12b-1 Plan permit the Fund to compensate CSAMSI for activities associated with the distribution of these classes of shares.

The A Shares 12b-1 Plan currently provides that a service fee of .25% per year of the average daily net assets of the Class A shares will be paid as compensation to CSAMSI.  The Class B Plan currently provides that: (i) an asset based sales charge of 0.75% per year and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class B shares will be paid as compensation to CSAMSI.  The Class C Plan currently provides that: (i) an asset-based sales charge of 0.75% per year and (ii) a service fee of 0.25% per year, in each case, of the average daily net assets of the Class C shares will be paid as compensation to CSAMSI.

With respect to sales of the Fund’s Class B and Class C shares and certain sales of the Fund’s Class A shares through a broker-dealer, financial intermediary or financial institution (each a “financial representative”), CSAMSI pays the financial representative a concession at the time of sale.  In addition, an ongoing maintenance fee is typically paid to financial representatives on sales of Class A, Class B and Class C shares.  The payments to the financial representatives will continue to be paid for as long as the related assets remain in the Fund.

In addition to the concession and maintenance fee paid to financial representatives, CSAMSI or its affiliates may from time to time pay additional compensation on a one time or ongoing basis to intermediaries in connection with the sale of shares.  The standard fees for the sales of Common Class shares are 0.25% of the assets of the equity funds and 0.15% of the assets of the fixed income funds.  The standard fees for the sales of Advisor Class shares are 0.50% of the assets of the equity and fixed income funds.  The standard compensation for the sales of Classes A, B and C shares are listed in the Fund’s Prospectus.  Appendix C lists certain financial representatives with whom CSAMSI and/or its affiliates have special fee arrangements as of January 1, 2010.  CSAMSI and/or its affiliates may enter into special fee arrangements with other parties from time to time.  Such payments, which are sometimes referred to as revenue sharing, may be associated with the status of the Fund on a financial representative’s preferred list of funds or otherwise associated with the financial representative’s marketing and other support activities relating to the Fund.  Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such financial representatives, to provide additional compensation to registered representatives or employees of such intermediaries who sell shares of the Fund.  On some occasions, such compensation will be conditioned on the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time.  Such incentives may take the form of payment for meals, entertainment, or attendance at educational seminars and associated expenses such as travel and lodging.  Such intermediary may elect to receive cash incentives of equivalent amounts in lieu of such payments.

For the fiscal year ended October 31, 2009, the Fund paid CSAMSI under its 12b-1 Plans as follows:

Class A 12b-1 Plan	Class B 12b-1 Plan	Class C 12b-1 Plan

During the fiscal year ended October 31, 2009 CSAMSI spent the fees paid under the Fund’s A Shares, B Shares, C Shares and Advisor 12b-1 Plans as follows:

	Class A	Class B	Class C	Advisor Class
Advertising

Printing and mailing prospectuses for promotional purposes

Compensation to broker-dealers

People-related and occupancy

Other

General.  Each of the Advisor Shares 12b-1 Plans, the A Shares, B Shares and C Shares 12b-1 Plans will continue in effect for so long as its continuance is specifically approved at least annually by the Fund’s Board, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Advisor Shares, the A Shares, B Shares and C Shares 12b-1 Plans, as the case may be (“Independent Trustees”).  Any material amendment of any Advisor Shares, the A Shares, B Shares and C Shares 12b-1 Plans would require the approval of the Board in the same manner.  None of the Advisor Shares, the A Shares, B Shares and C Shares 12b-1 Plans may be amended to increase materially the amount to be spent thereunder without shareholder approval of the relevant class of shares.  Each of the Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares.

Payments by the Fund to CSAMSI under the Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans are not tied exclusively to the distribution expenses actually incurred by CSAMSI and the payments may exceed the distribution expenses actually incurred.

CSAMSI provides the Board of the Fund with periodic reports of amounts spent under the Advisor Shares, A Shares, B Shares and C Shares 12b-1 Plans and the purposes for which the expenditures were made.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases

The offering price of the Fund’s shares is equal to the per share NAV of the relevant class of shares of the Fund, plus, in the case of Class A shares of the Fund, any applicable sales charges.

As a convenience to the investor and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon the written request of the shareholder and payment of a fee in the amount of $50 for such share issuance.  The Fund retain the right to waive such fee in their sole discretion.  This facilitates later redemption and relieves the shareholder of the responsibility and inconvenience of preventing the share certificates from becoming lost or stolen.  No certificates are issued for fractional shares (although such shares remain in the shareholder’s account on the books of the Fund).

Brokerage firms and other intermediaries which have entered into the appropriate selling or service agreement with the Fund are authorized to accept orders on the Fund’ behalf.  A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

Common Class Shares.  To purchase Common shares directly from Fund, contact the Fund to obtain an application.  Fill it out and mail it to the Fund along with an investment check, payable to “Credit Suisse Funds.”  The Fund cannot accept “starter” checks that do not have your name preprinted on them.  The Fund also cannot accept checks payable to you or to another party and endorsed to the order of the Fund.  These types of checks will be returned to you and your purchase order will not be processed.

The Common Class shares of the Fund are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit sharing plans, (2) investment advisory clients of Credit Suisse, (3) registered investment advisers (“RIAs”), (4) broker-dealers and RIAs with clients participating in comprehensive fee programs, (5) employees of Credit Suisse or its affiliates and current and former Directors/Trustees of the Funds or its affiliates, (6) Credit Suisse or its affiliates and (7) any corporation, partnership, association, joint-stock company, trust, fund or any organized group of persons whether incorporated or not that has a formal or informal consulting or advisory relationship with Credit Suisse or a third party through which the investment is made.  Any Common Class shareholder of the Fund as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same social security number.  Prospective investors in Common Class shares may be required to provide documentation to determine their eligibility to purchase Common Class shares.  Each Common Class shareholder receives a quarterly account statement, as well as a statement after any transaction that affects the shareholder’s account balance or share registration (other than distribution reinvestments and automatic transactions such as the Automatic Monthly Investment Plan and Automatic Withdrawal Plan).

Class A Shares, B Shares and C Shares.  Class A shares, Class B shares and Class C shares are designed for investors seeking the advice of financial representatives and are not offered directly for purchase from the Fund.  All purchases of Class A shares, Class B shares and Class C shares are confirmed to each shareholder and are credited to such shareholder’s account at NAV after receipt in good order and deduction of any applicable sales charge.

From time to time, the distributor may re-allow the full amount of the sales charge to brokers as a commission for sales of such shares.  Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act.

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund’s Class A, Class B or Class C shares.  Some may establish higher minimum investment requirements than set forth in the Prospectus.  Firms may arrange with their clients for other investment or administrative services.  Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the client’s return.  Firms also may hold the Fund’s Class A, Class B or Class C shares in nominee or street name as agent for and on behalf of their customers.  In such instances, the Fund’s transfer agent will have no information with respect to or control over the accounts of specific shareholders.  Such shareholders may obtain access to their accounts and information about their accounts only from their firm.  Certain of these firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for recordkeeping and other expenses relating to these nominee accounts.  In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms.  Some firms may have access to their clients’ direct Fund accounts for servicing, including, without limitation, transfers of registration and dividend payee changes, and may perform functions such as generation of confirmation statements and disbursements of cash dividends.  Such firms may receive compensation from the Fund and/or from CSAMSI or an affiliate for these services.  The Prospectus relating to Class A, Class B or Class C shares should be read in connection with such firms’ material regarding their fees and services.

For the fiscal years ended October 31, 2009, 2008 and 2007, CSAMSI was paid commissions or contingent deferred sales charges (or “CDSCs”) for the sale of the Fund’s Class A, Class B and Class C shares and retained commissions earned on the sale of the Fund’s Class A shares as follows:

Year	Class A Commissions	Class A Commissions Retained by CSAMSI
2009
2008	$4,352	$607
2007	$517	$70

2009 Only:

Class	CDSCs Paid
Class A Shares
Class B Shares
Class C Shares

2008 Only:

Class	CDSCs Paid
Class A Shares	$0
Class B Shares	$45
Class C Shares	$113

2007 Only:

Class	CDSCs Paid
Class A Shares	$0
Class B Shares	$40
Class C Shares	$0

Redemptions

General.  Shares of the Fund may be redeemed at a redemption price equal to the NAV per share, as next computed as of the regular trading session of the NYSE following the receipt in proper form by the Fund of the shares tendered for redemption, less any applicable contingent deferred sales charge in the case of Class B and Class C shares.

Under the 1940 Act, the Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of Fund securities is not reasonably practicable, or for such other periods as the SEC may permit.  (The Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws.  If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.  The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90- day period, solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period.

Automatic Cash Withdrawal Plan.  An automatic cash withdrawal plan (the “Plan”) is available to shareholders who wish to receive specific amounts of cash periodically.  Withdrawals may be made under the Plan by redeeming as many shares of the relevant Fund as may be necessary to cover the stipulated withdrawal payment.  To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder’s investment in the Fund, there will be a reduction in the value of the shareholder’s investment and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it.  Withdrawal payments should not be considered as income from investment in the Fund.  As described in the Prospectus, certain withdrawals under the Plan for the Class A, B and C shares of the Fund may be subject to a deferred sales charge.

Special Provisions Applicable to the Class B and C Shares.

The following table sets forth the rates of the CDSC applicable to redemptions of Class B shares:

Year Since Purchase Payment Made	Contingent Deferred Sales Charge as a Percentage of the Lesser of Dollars Invested or Redemption Proceeds

First	4.0%
Second	3.0%
Third	2.0%
Fourth	1.0%
After Fourth	0.0%

For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

Contingent Deferred Sales Charge – General.  The following example will illustrate the operation of the contingent deferred sales charge on Class B shares.  Assume that an investor makes a single purchase of $10,000 of the Fund’s Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000.  If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge.  The charge would be at the rate of 3% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership.  Investments are tracked on a monthly basis.  The period of ownership for this purpose begins on the last day of the month in which the order for the investment is received.  For example, an investment made on September 10, 2009 will be eligible for the second year’s charge if redeemed on or after October 1, 2010.  In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares.  CSAMSI receives any contingent deferred sales charge directly.

The CDSC applicable to redemptions of Class C shares made within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by Credit Suisse or its affiliates.

EXCHANGE PRIVILEGE

An exchange privilege with certain other funds advised by Credit Suisse is available to investors in the Fund.  A Common shareholder may exchange Common shares of the Fund for Common shares of another Credit Suisse Fund at their respective net asset values.  An Advisor shareholder may exchange Advisor shares of the Fund for Advisor shares of another Credit Suisse Fund at their respective net asset values.  Exchanges of Common and Advisor shares as described above will be effected without a sales charge.  A Class A, Class B or Class C shareholder may exchange those shares for shares of the same class of another Credit Suisse Fund at their respective net asset values, subject to payment of any applicable sales charge differential.  Not all Credit Suisse Funds offer all classes of shares.  If an exchange request is received by Credit Suisse Funds or their agent prior to the close of regular trading on the NYSE, the exchange will be made at the Fund’s NAV determined at the end of that business day.  Exchanges must satisfy the minimum dollar amount necessary for new purchases.  The Fund may refuse exchange purchases at any time without prior notice.

The exchange privilege is available to shareholders residing in any state in which the shares being acquired may legally be sold.  When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption.  Therefore, the investor may realize a taxable gain or loss in connection with the exchange.  Investors wishing to exchange shares of the Fund for shares in another Credit Suisse Fund should review the prospectus of the other fund prior to making an exchange.  For further information regarding the exchange privilege or to obtain a current prospectus for another Credit Suisse Fund, an investor should contact Credit Suisse Funds at 877-870-2874.

The Fund reserve the right to refuse exchange purchases by any person or group if, in Credit Suisse’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.  Examples of when an exchange purchase could be refused are when the Fund receives or anticipates receiving large exchange orders at or about the same time and/or when a pattern of exchanges within a short period of time (often associated with a “market timing” strategy) is discerned.  The Fund reserves the right to terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.

The Fund reserves the right to refuse any purchase or exchange request, including those from any person or group who, in the Fund’s view, is likely to engage in excessive or short-term trading.  If the Fund rejects an exchange, your redemption will be priced at the next-computed NAV.  In determining whether to accept or reject a purchase or exchange request, the fund considers the historical trading activity of the account making the trade, as well as the potential impact of any specific transaction on the Fund and its shareholders.  The Fund is intended to be a longer-term investment and not a short-term trading vehicle.  Because excessive or short-term trading can hurt the Fund and its shareholders, the Fund tries to identify persons and groups who engage in market timing and reject purchase or exchange orders from them.  However, the Fund’s efforts to curb market timing may not be entirely successful.  In particular, the Fund’s ability to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by financial intermediaries, such as brokers, retirement plan accounts and fee based-program accounts, is limited to those instances in which the financial intermediary discloses the underlying shareholder accounts.  As a result, the Fund may not be able to identify excessive or short-term trading and refuse such purchase or exchange requests.  Depending on the portion of Fund shares held through omnibus accounts (which may represent most of Fund shares), market timing could adversely affect shareholders.

ADDITIONAL INFORMATION CONCERNING TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund by U.S.

persons.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules.  Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund.  The summary is based on the laws in effect on the date of this Statement of Additional Information and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund

The Fund intends to continue to qualify as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the “Code”). To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which the Fund owns 20% or more of the voting securities and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.  Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its net investment income (i.e., income other than its net realized long-term and short-term capital gains) and its net realized long-term and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least the sum of (i) 90% of its “investment company taxable income” (i.e., its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers) plus or minus certain other adjustments) and (ii) 90% of its net tax-exempt interest income for the taxable year is distributed to its shareholders (the “Distribution Requirement”).  The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income.  The Board of the Fund will determine annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers).  The Fund currently expects to distribute any such excess annually to its shareholders.  However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained.  In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their own U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income.  Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the “IRS”).

The Code imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year.  For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end.  In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year.  The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses.  Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of shareholder distributions.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the Distribution Requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income.  However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders.  If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.  Moreover, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Special Tax Considerations

The following discussion relates to the particular federal income tax consequences of the investment policies of the Fund.

The Fund’s short sales against the box, if any, and transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses.  These rules could therefore affect the character, amount and timing of distributions to shareholders.  These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement or to avoid the federal excise tax.  The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in short sales or acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Zero Coupon Securities.  The Fund’s investments in zero coupon securities, if any, may create special tax consequences.  While zero coupon securities do not make interest payments, a portion of the difference between a zero coupon security’s face value and its purchase price is imputed as income to the Fund each year even though the Fund receives no cash distribution until maturity.  Under the U.S. federal income tax laws, the Fund will not be subject to tax on this income if it pays dividends to its shareholders substantially equal to all the income received from, or imputed with respect to, its investments during the year, including its zero coupon securities.  These dividends ordinarily will constitute taxable income to the shareholders of the Fund.

Constructive Sales.  The so-called “constructive sale” provisions of the Code apply to activities by the Fund that lock in gain on an “appreciated financial position.”  Generally, a “position” is defined as an interest in stock, a debt instrument, or partnership interest, including through a short sale, an option, or a future or forward contract.  The entry into a short sale or a futures or forward contract relating to an appreciated direct position in any stock or debt instrument, or the acquisition of a stock or debt instrument at a time when the Fund holds an offsetting (short) appreciated position in the stock or debt instrument, is treated as a “constructive sale” that gives rise to the immediate recognition of gain (but not loss).  The application of these rules may cause the Fund to recognize taxable income from these offsetting transactions in excess of the cash generated by such activities.

Straddles.  The options transactions that the Fund enters into may result in “straddles” for U.S. federal income tax purposes.  The straddle rules of the Code may affect the character of gains and losses realized by the Fund.  In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the investment company taxable income and net capital gain of the Fund for the taxable year in which such losses are realized.  Losses realized prior to October 31 of any year may be similarly deferred under the straddle rules in determining the required distribution that the Fund must make in order to avoid the federal excise tax.  Furthermore, in determining its investment company taxable income and ordinary income, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle.  The tax consequences to the Fund of holding straddle positions may be further affected by various elections provided under the Code and Treasury regulations, but at the present time the Fund is uncertain which (if any) of these elections it will make.

Options and Section 1256 Contracts.  If the Fund writes a covered put or call option, it generally will not recognize income upon receipt of the option premium.  If the option expires unexercised or is closed in an exchange, the Fund will generally recognize short-term capital gain.  If the option is exercised, the premium is included in the consideration received by the Fund in determining the capital gain or loss recognized in the resultant sale.  However, the Fund’s investment in so-called “section 1256 contracts,” such as certain options transactions as well as futures transactions and transactions in forward foreign currency contracts that are traded in the interbank market, will be subject to special tax rules.  Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year (i.e., marked-to-market), regardless of whether a taxpayer’s obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date.  Any gain or loss recognized as a consequence of the year-end marking-to-market of section 1256 contracts is combined (after application of the straddle rules that are described above) with any other gain or loss that was previously recognized upon the termination of section 1256 contracts during that taxable year.  The net amount of such gain or loss for the entire taxable year is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, except in the case of marked-to-market forward foreign currency contracts for which such gain or loss is treated as ordinary income or loss.  Such short-term capital gain (and, in the case of marked-to-market forward foreign currency contracts, such ordinary income) would be included in determining the investment company taxable income of the Fund for purposes of the Distribution Requirement, even if it were wholly attributable to the year-end marking-to-market of section 1256 contracts that the Fund continued to hold.  Investors should also note that section 1256 contracts will be treated as having been sold on October 31 in calculating the required distribution that the Fund must make to avoid the federal excise tax.

The Fund may elect not to have the year-end mark-to-market rule apply to section 1256 contracts that are part of a “mixed straddle” with other investments of the Fund that are not section 1256 contracts.

Swaps.  As a result of entering into swap contracts, the Fund may make or receive periodic net payments.  It may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction.  Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be long-term capital gain or loss if the Fund has been a party to the swap for more than one year).  With respect to certain types of swaps, the fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.  The tax treatment of many types of credit default swaps is uncertain.

The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market or constructive sale rules or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a non-U.S. country with respect to the Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

Income from some derivatives not used as a hedge or otherwise derived with respect to the Fund’s business of investing in securities may not meet the 90% qualifying income requirement of the Code.  If such income, and other non-qualifying income, were to exceed 10% of the Fund’s income, the Fund would not qualify as a regulated investment company for U.S. federal income tax purposes.

Foreign Currency Transactions.  In general, gains from transactions involving foreign currencies and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a regulated investment company.  It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, futures or forward foreign currency contracts will be valued for purposes of the asset diversification requirement described above.

Under section 988 of the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar).  In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not “regulated futures contracts,” from unlisted options and from the disposition of debt securities denominated in non-U.S. currency, will be treated as ordinary income or loss to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates.  In certain circumstances where the transaction is not undertaken as part of a straddle, the Fund may elect capital gain or loss treatment for such transactions.  Alternatively, the Fund may elect ordinary income or loss treatment for transactions in futures contracts and options on foreign currency that would otherwise produce capital gain or loss.  In general gains or losses from a foreign currency transaction subject to section 988 of the Code will increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain.  Additionally, if losses from a foreign currency transaction subject to section 988 of the Code exceed other investment company taxable income during a taxable year, the Fund will not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing each shareholder’s basis in his shares.

Passive Foreign Investment Companies.  If the Fund acquires shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), the Fund may be subject to U.S. federal income tax on any “excess distribution” received with respect to such shares or any gain recognized upon a disposition of such shares, even if such income is distributed to the shareholders of the Fund.  Additional charges in the nature of interest may also be imposed on the Fund in respect of such deferred taxes.  If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be taken into account by the Fund for purposes of satisfying the Distribution Requirement and the federal excise tax distribution requirement.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year.  In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains.  The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS.  By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock.  The Fund may have to distribute this “phantom” income and gain to satisfy the Distribution Requirement and to avoid imposition of a federal excise tax.

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Foreign Taxes.  Dividends and interest (and in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.  The Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns.  Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Taxation of U.S. Shareholders

Dividends and Distributions.  Dividends and other distributions by the Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made.  However,  any dividend or distribution declared by the Fund in October,

November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided that such dividend is actually paid by the Fund during January of the following calendar year.

Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund.  All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

Special rules apply, however, to regular dividends paid to individuals.  Such a dividend, with respect to taxable years beginning on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements.  Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses.  The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year.  For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.  However, qualified dividend income does not include any dividends received from tax-exempt corporations.  Also, dividends received by the Fund from a REIT or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other regulated investment company.  In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.  If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

If an individual, estate or trust receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend.  An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Dividends and distributions paid by the Fund (except for the portion thereof, if any, attributable to dividends on stock of U.S. corporations received by the Fund) will not qualify for the deduction for dividends received by corporations.  Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital, to the extent of a shareholder’s basis in his shares of that Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).  Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.  If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock.  Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.  In addition, a tax-exempt shareholder could realize UBTI by virtue of, inter alia, its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Sales of Shares.  Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares.  A redemption of shares by the Fund will be treated as a sale for this purpose.  Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.  Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares.  In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.  If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced.  Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares.  Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition.  This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Backup Withholding.  The Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.  Certain shareholders are exempt from backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Notices.  Shareholders will receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

For non-U.S. shareholders of the Fund, a distribution attributable to the Fund’s sale or exchange of U.S. real property or of a real estate investment trust (a “REIT”) or other U.S. real property holding corporation will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of the Fund’s assets is invested in real estate investment trusts and other U.S. real property holding corporations and if the non-U.S. shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution.  In addition, non-U.S. shareholders may be subject to certain tax filing requirements if 50% or more of the Fund’s assets are invested in REITs and other U.S. real property holding corporations.  After December 31, 2009, distributions by the Fund that are attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation will only be subject to withholding and taxed to the shareholder as income effectively connected to a U.S. trade or business if the distributions are attributable to distributions from a REIT to the Fund.

Disposition of Fund shares by non-U.S. shareholders on or before December 31, 2009, will be subject to withholding tax and treated as income effectively connected to a U.S. trade or business if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations, the Fund is not domestically controlled, and the non-U.S. shareholder owns more than 5% of the outstanding shares of the Fund at any time during the five-year period ending on the date of disposition.  After December 31, 2009, such dispositions will be subject to withholding and treated as income effectively connected to a U.S. trade or business even if the Fund is domestically controlled.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Provided that 50% or more of the value of the Fund’s stock is held by U.S. shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation, unless such corporation is regularly traded on an established securities market and the Fund has held 5% or less of the outstanding shares of the corporation during the five-year period ending on the date of distribution) occurring on or before December 31, 2009, in redemption of a non-U.S. shareholder’s shares of the Fund will cause the Fund to recognize gain.  If the Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest non-U.S. ownership percentage of the Fund during the five-year period ending on the date of redemption for redemptions.

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that the Fund designates as “short-term capital gains dividends” or “long-term capital gains dividends” may not be treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the non-U.S. shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of distribution.  Such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the non-U.S. shareholder.

THE FOREGOING IS ONLY A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES AFFECTING THE FUND AND ITS SHAREHOLDERS.  CURRENT AND PROSPECTIVE SHAREHOLDERS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE FUND.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

[   ], with principal offices at [   ], serves as the independent registered public accounting firm for the Fund.  The financial statements that are incorporated by reference into

this Statement of Additional Information have been audited by [   ] and have been incorporated by reference herein in reliance upon the report of such firm of independent auditors given upon their authority as experts in accounting and auditing.

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York  10019, serves as counsel for the Fund and provides legal services from time to time for Credit Suisse and CSAMSI.

MISCELLANEOUS

As of [date], the name, address and percentage of ownership of each person that owns of record 5% or more of any class of the Fund’s outstanding shares were as follows:

Name	Address	Common Class	Advisor Class	Class A	Class B	Class C

*                The Fund believes that these entities are not the beneficial owner of shares held of record by them.

FINANCIAL STATEMENTS

The Fund’s audited Annual Report for the classes of shares it makes available, which either accompanies this Statement of Additional Information or has previously been provided to the investor to whom this Statement of Additional Information is being sent, as relevant to the particular investor, are incorporated herein by reference with respect to all information regarding the Fund included therein.  The Fund will furnish without charge a copy of its Annual Report upon request by calling Credit Suisse Funds at 877-870-2874 (for the Advisor Shares, please call 800-222-8977).

APPENDIX A

CREDIT SUISSE ASSET MANAGEMENT, LLC

CREDIT SUISSE FUNDS

CREDIT SUISSE INSTITUTIONAL FUNDS

CREDIT SUISSE CLOSED-END FUNDS

PROXY VOTING POLICY AND PROCEDURES

INTRODUCTION

Credit Suisse Asset Management, LLC (“Credit Suisse”) is a fiduciary that owes each of its clients duties of care and loyalty with respect to proxy voting.  The duty of care requires Credit Suisse to monitor corporate events and to vote proxies.  To satisfy its duty of loyalty, Credit Suisse must cast proxy votes in the best interests of each of its clients.

The Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds (the “Funds”), which have engaged Credit Suisse Asset Management, LLC as their investment adviser, are of the belief that the proxy voting process is a means of addressing corporate governance issues and encouraging corporate actions both of which can enhance shareholder value.

POLICY

The Proxy Voting Policy (the “Policy”) set forth below is designed to ensure that proxies are voted in the best interests of Credit Suisse’s clients.  The Policy addresses particular issues and gives a general indication of how Credit Suisse will vote proxies.  The Policy is not exhaustive and does not include all potential issues.

PROXY VOTING COMMITTEE

The Proxy Voting Committee will consist of a member of the Portfolio Management Department, a member of the Legal and Compliance Department, and a member of the Operations Department (or their designees).  The purpose of the Proxy Voting Committee is to administer the voting of all clients’ proxies in accordance with the Policy.  The Proxy Voting Committee will review the Policy annually to ensure that it is designed to promote the best interests of Credit Suisse’s clients.

For the reasons disclosed below under “Conflicts,” the Proxy Voting Committee has engaged the services of an independent third party (initially, Risk Metrics Group’s ISS Governance Services Unit (“ISS”)) to assist in issue analysis and vote recommendation for proxy proposals.  Proxy proposals addressed by the Policy will be voted in accordance with the Policy.  Proxy proposals addressed by the Policy that require a case-by-case analysis will be voted in accordance with the vote recommendation of ISS.  Proxy proposals not addressed by the Policy will also be voted in accordance with the vote recommendation of ISS.  To the extent that the Proxy Voting Committee proposes to deviate from the Policy or the ISS vote recommendation, the Committee shall obtain client consent as described below.

Credit Suisse investment professionals may submit a written recommendation to the Proxy Voting Committee to vote in a manner inconsistent with the Policy and/or the recommendation of ISS.  Such recommendation will set forth its basis and rationale.  In addition, the investment professional must confirm in writing that he/she is not aware of any conflicts of interest concerning the proxy matter or provide a full and complete description of the conflict.

CONFLICTS

Credit Suisse is the part of the asset management business of Credit Suisse, one of the world’s leading banks.  As part of a global, full service investment-bank, broker-dealer, and asset-management organization, Credit Suisse and its affiliates and personnel may have multiple advisory, transactional, financial, and other interests in securities, instruments, and companies that may be purchased or sold by Credit Suisse for its clients’ accounts.  The interests of Credit Suisse and/or its affiliates and personnel may conflict with the interests of Credit Suisse’s clients in connection with any proxy issue.  In addition, Credit Suisse may not be able to identify all of the conflicts of interest relating to any proxy matter.

CONSENT

In each and every instance in which the Proxy Voting Committee favors voting in a manner that is inconsistent with the Policy or the vote recommendation of ISS (including proxy proposals addressed and not addressed by the Policy), it shall disclose to the client conflicts of interest information and obtain client consent to vote.  Where the client is a Fund, disclosure shall be made to any one director who is not an “interested person,” as that term is defined under the Investment Company Act of 1940, as amended, of the Fund.

RECORDKEEPING

Credit Suisse is required to maintain in an easily accessible place for six years all records relating to proxy voting.

These records include the following:

•                  a copy of the Policy;

•                  a copy of each proxy statement received on behalf of Credit Suisse clients;

•                  a record of each vote cast on behalf of Credit Suisse clients;

•                  a copy of all documents created by Credit Suisse personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

•                  a copy of each written request by a client for information on how Credit Suisse voted proxies, as well as a copy of any written response.

Credit Suisse reserves the right to maintain certain required proxy records with ISS in accordance with all applicable regulations.

Disclosure

Credit Suisse will describe the Policy to each client.  Upon request, Credit Suisse will provide any client with a copy of the Policy.  Credit Suisse will also disclose to its clients how they can obtain information on their proxy votes.

ISS will capture data necessary for Funds to file Form N-PX on an annual basis concerning their proxy voting record in accordance with applicable law.

Procedures

The Proxy Voting Committee will administer the voting of all client proxies. Credit Suisse has engaged ISS as an independent third party proxy voting service to assist in the voting of client proxies.  ISS will coordinate with each client’s custodian to ensure that proxy materials reviewed by the custodians are processed in a timely fashion.  ISS will provide Credit Suisse with an analysis of proxy issues and a vote recommendation for proxy proposals.  ISS will refer proxies to the Proxy Voting Committee for instructions when the application of the Policy is not clear.  The Proxy Voting Committee will notify ISS of any changes to the Policy or deviating thereof.

PROXY VOTING POLICY

Operational Items

Adjourn Meeting

Proposals to provide management with the authority to adjourn an annual or special meeting will be determined on a case-by-case basis.

Amend Quorum Requirements

Proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding will be determined on a case-by-case basis.

Amend Minor Bylaws

Generally vote for bylaw or charter changes that are of a housekeeping nature.

Change Date, Time, or Location of Annual Meeting

Generally vote for management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.  Generally vote against shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratify Auditors

Generally vote for proposals to ratify auditors unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive, or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position.  Generally vote on a case-by-case basis on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).  Generally vote on a case-by-case basis on auditor rotation proposals taking into consideration: (1) tenure of audit firm; (2) establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price; (3) length of the rotation period advocated in the proposal, and (4) significant audit related issues.

Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally votes on director nominees on a case-by-case basis.  Votes may be withheld: (1) from directors who attended less than 75% of the board and committee meetings without a valid reason for the absences; (2) implemented or renewed a dead-hand poison pill; (3) ignored a shareholder proposal that was approved by a majority of the votes cast for two consecutive years; (4) ignored a shareholder proposal approved by a majority of the shares outstanding; (5) have failed to act on takeover offers where the majority of the shareholders have tendered their shares; (6) are inside directors or affiliated outside directors and sit on the audit, compensation, or nominating committee; (7) are inside directors or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or (8) are audit committee members and the non-audit fees paid to the auditor are excessive

Cumulative Voting

Proposals to eliminate cumulative voting will be determined on a case-by-case basis. Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection generally evaluated on a case-by-case basis.  Generally vote against proposals that would: (1) eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care; or (2) expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.  Generally vote for only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

Filling Vacancies/Removal of Directors

Generally vote against proposals that provide that directors may be removed only for cause.  Generally vote for proposals to restore shareholder ability to remove directors with or without cause.  Proposals that provide that only continuing directors may elect replacements to fill board vacancies will be determined on a case-by-case basis.  Generally vote for proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)

Generally vote for shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, including: (1) designated lead director, elected by and from the independent board members with clearly delineated duties; (2) 2/3 independent board; (3) all independent key committees; or (4) established governance guidelines.

Majority of Independent Directors

Generally vote for shareholder proposals requiring that the board consist of a majority or substantial majority (two-thirds) of independent directors unless the board composition already meets the adequate threshold.  Generally vote for shareholder proposals requiring the board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.  Generally withhold votes from insiders and affiliated outsiders sitting on the audit, compensation, or nominating committees.  Generally withhold votes from insiders and affiliated outsiders on boards that are lacking any of these three panels.  Generally withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.

Term Limits

Generally vote against shareholder proposals to limit the tenure of outside directors.

Proxy Contests

Voting on Director Nominees in Contested Elections

Votes in a contested election of directors should be decided on a case-by-case basis, with shareholders determining which directors are best suited to add value for shareholders.  The major decision factors are: (1) company performance relative to its peers; (2) strategy of the incumbents versus the dissidents; (3) independence of directors/nominees; (4) experience and skills of board candidates; (5) governance profile of the company; (6) evidence of management entrenchment; (7) responsiveness to shareholders; or (8) whether takeover offer has been rebuffed.

Amend Bylaws without Shareholder Consent

Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis.  Proposals giving the board the ability to amend the bylaws in addition to shareholders will be determined on a case-by-case basis.

Confidential Voting

Generally vote for shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.  If the dissidents agree, the policy may remain in place.  If the dissidents will not agree, the confidential voting policy may be waived.  Generally vote for management proposals to adopt confidential voting.

Cumulative Voting

Proposals to eliminate cumulative voting will be determined on a case-by-case basis.  Proposals to restore or provide for cumulative voting in the absence of sufficient good governance provisions and/or poor relative shareholder returns will be determined on a case-by-case basis.

Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations

Votes on advance notice proposals are determined on a case-by-case basis.

Amend Bylaws without Shareholder Consent

Proposals giving the board exclusive authority to amend the bylaws will be determined on a case-by-case basis.  Generally vote for proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills (Shareholder Rights Plans)

Generally vote for shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.  Votes regarding management proposals to ratify a poison pill should be determined on a case-by-case basis.  Plans should embody the following attributes: (1) 20% or higher flip-in or flip-over; (2) two to three year sunset provision; (3) no dead-hand or no-hand features; or (4) shareholder redemption feature

Shareholders’ Ability to Act by Written Consent

Generally vote against proposals to restrict or prohibit shareholders’ ability to take action by written consent.  Generally vote for proposals to allow or make easier shareholder action by written consent.

Shareholders’ Ability to Call Special Meetings

Proposals to restrict or prohibit shareholders’ ability to call special meetings or that remove restrictions on the right of shareholders to act independently of management will be determined on a case-by-case basis.

Supermajority Vote Requirements

Proposals to require a supermajority shareholder vote will be determined on a case-by-case basis Proposals to lower supermajority vote requirements will be determined on a case-by-case basis.

Merger and Corporate Restructuring

Appraisal Rights

Generally vote for proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases

Generally vote case-by-case on asset purchase proposals, taking into account: (1) purchase price, including earnout and contingent payments; (2) fairness opinion; (3) financial and strategic benefits; (4) how the deal was negotiated; (5) conflicts of interest; (6) other alternatives for the business; or (7) noncompletion risk (company’s going concern prospects, possible bankruptcy).

Asset Sales

Votes on asset sales should be determined on a case-by-case basis after considering: (1) impact on the balance sheet/working capital; (2) potential elimination of diseconomies; (3) anticipated financial and operating benefits; (4) anticipated use of funds; (5) value received for the asset; fairness opinion (if any); (6) how the deal was negotiated; or (6) Conflicts of interest

Conversion of Securities

Votes on proposals regarding conversion of securities are determined on a case-by-case basis. When evaluating these proposals, should review (1) dilution to existing shareholders’ position; (2) conversion price relative to market value; (3) financial issues: company’s financial situation and degree of need for capital; effect of the transaction on the company’s cost of capital; (4) control issues: change in management; change in control; standstill provisions and voting agreements; guaranteed contractual board and committee seats for investor; veto power over certain corporate actions; (5) termination penalties; (6) conflict of interest: arm’s length transactions, managerial incentives.  Generally vote for the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Reverse Leveraged Buyouts

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company

Votes on proposals regarding the formation of a holding company should be determined on a case-by-case basis taking into consideration: (1) the reasons for the change; (2) any financial or tax benefits; (3) regulatory benefits; (4) increases in capital structure; (5) changes to the articles of incorporation or bylaws of the company.  Absent compelling financial reasons to recommend the transaction, generally vote against the formation of a holding company if the transaction would include either of the following: (1) increases in common or preferred stock in excess of the allowable maximum as calculated a model capital structure; (2) adverse changes in shareholder rights; (3) going private transactions; (4) votes going private transactions on a case-by-case basis, taking into account: (a) offer price/premium; (b) fairness opinion; (c) how the deal was negotiated; (d) conflicts of interest; (e) other alternatives/offers considered; (f) noncompletion risk.

Joint Ventures

Vote on a case-by-case basis on proposals to form joint ventures, taking into account: (1) percentage of assets/business contributed; (2) percentage ownership; (3) financial and strategic benefits; (4) governance structure; (5) conflicts of interest; (6) other alternatives; (7) noncompletion risk; (8) liquidations.  Votes on liquidations should be determined on a case-by-case basis after reviewing: (1) management’s efforts to pursue other alternatives such as mergers; (2) appraisal value of the assets (including any fairness opinions); (3) compensation plan for executives managing the liquidation.  Generally vote for the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions

Votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value by giving consideration to: (1) prospects of the combined companies; (2) anticipated financial and operating benefits; (3) offer price; (4) fairness opinion; (5) how the deal was negotiated; (6) changes in corporate governance and their impact on shareholder rights; (7) change in the capital structure; (8) conflicts of interest.

Private Placements

Votes on proposals regarding private placements should be determined on a case-by-case basis. When evaluating these proposals, should review: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue alternatives such as mergers; (5) control issues; (6) conflict of interest.  Generally vote for the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Prepackaged Bankruptcy Plans

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a case-by-case basis, after evaluating: (1) dilution to existing shareholders’ position; (2) terms of the offer; (3) financial issues; (4) management’s efforts to pursue other alternatives; (5) control issues; (6) conflict of interest.  Generally vote for the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Recapitalization

Votes case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Generally vote for management proposals to implement a reverse stock split to avoid delisting.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Spinoffs

Votes on spinoffs should be considered on a case-by-case basis depending on: (1) tax and regulatory advantages; (2) planned use of the sale proceeds; (3) valuation of spinoff; fairness opinion; (3) benefits that the spinoff may have on the parent company including improved market focus; (4) conflicts of interest; managerial incentives; (5) any changes in corporate governance and their impact on shareholder rights; (6) change in the capital structure

Value Maximization Proposals

Vote case-by-case on shareholder proposals seeking to maximize shareholder value.

Capital Structure

Adjustments to Par Value of Common Stock

Generally vote for management proposals to reduce the par value of common stock unless the action is being taken to facilitate an antitakeover device or some other negative corporate governance action.  Generally vote for management proposals to eliminate par value.

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis.  Generally vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.  Generally vote for proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Generally vote against proposals to create a new class of common stock with superior voting rights.  Generally vote for proposals to create a new class of nonvoting or subvoting common stock if: (1) it is intended for financing purposes with minimal or no dilution to current shareholders; (2) it is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan.

Preemptive Rights

Votes regarding shareholder proposals seeking preemptive rights should be determined on a case-by-case basis after evaluating: (1) the size of the company; (2) the shareholder base; (3) the liquidity of the stock

Preferred Stock

Generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).  Generally vote for proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).  Generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.  Generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.  Generally vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

Recapitalization

Vote case-by-case on recapitalizations (reclassifications of securities), taking into account: (1) more simplified capital structure; (2) enhanced liquidity; (3) fairness of conversion terms, including fairness opinion; (4) impact on voting power and dividends; (5) reasons for the reclassification; (6) conflicts of interest; (7) other alternatives considered.

Reverse Stock Splits

Generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.  Generally vote for management proposals to implement a reverse stock split to avoid delisting.  Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.

Share Repurchase Programs

Generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends

Generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.

Tracking Stock

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: (1) adverse governance changes; (2) excessive increases in authorized capital stock; (3) unfair method of distribution; (4) diminution of voting rights; (5) adverse conversion features; (6) negative impact on stock option plans; (7) other alternatives such as a spinoff.

Executive and Director Compensation

Executive and Director Compensation

Votes on compensation plans for directors are determined on a case-by-case basis.

Stock Plans in Lieu of Cash

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a case-by-case basis.  Generally vote for plans which provide a dollar-for-dollar cash for stock exchange.  Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a case-by-case basis.

Director Retirement Plans

Generally vote against retirement plans for nonemployee directors.  Generally vote for shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a case-by-case basis giving consideration to the following: (1) historic trading patterns; (2) rationale for the repricing; (3) value-for-value exchange; (4) option vesting; (5) term of the option; (6) exercise price; (7) participants; (8) employee stock purchase plans.  Votes on employee stock purchase plans should be determined on a case-by-case basis.  Generally vote for employee stock purchase plans where: (1) purchase price is at least 85 percent of fair market value; (2) offering period is 27 months or less, and (3) potential voting power dilution (VPD) is ten percent or less.  Generally vote against employee stock purchase plans where either: (1) purchase price is less than 85 percent of fair market value; (2) Offering period is greater than 27 months, or (3) VPD is greater than ten percent

Incentive Bonus Plans and Tax Deductibility Proposals

Generally vote for proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive.  Generally vote for proposals to add performance goals to existing compensation plans.  Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment considered on a case-by-case basis.  Generally vote for cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)

Generally vote for proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans

Generally vote for proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay

Generally vote for shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.  Generally vote against shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.  Generally vote against shareholder proposals requiring director fees be paid in stock only.  Generally vote for shareholder proposals to put option repricings to a shareholder vote.  Vote for shareholders proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.  Vote on a case-by-case basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Performance-Based Option Proposals

Generally vote for shareholder proposals advocating the use of performance-based equity awards (indexed, premium-priced, and performance-vested options), unless: (1) the proposal is overly restrictive; or (2) the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

Stock Option Expensing

Generally vote for shareholder proposals asking the company to expense stock options unless the company has already publicly committed to start expensing by a specific date.

Golden and Tin Parachutes

Generally vote for shareholder proposals to require golden and tin parachutes to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.  Vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes.

May 12, 2009

APPENDIX B

DESCRIPTION OF RATINGS

Commercial Paper Ratings

Commercial paper rated A-1 by Standard and Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign designation.  Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (“Moody’s”).  Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.  Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Short-Term Note Ratings

The following summarizes the two highest ratings used by S&P for short-term notes:

SP-1 - Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign designation.

SP-2 - Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

The following summarizes the two highest ratings used by Moody’s for short-term notes and variable rate demand obligations:

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2/VMIG-2 - Obligations bearing these designations are of high quality with margins of protection ample although not so large as in the preceding group.

B-1

Appendix C*

[To be supplied]

*                                         This Appendix concerning special fee arrangements contains information about fee arrangements for all classes of shares offered by Credit Suisse Funds.  Some of these classes may not be offered by your Fund.

C-1

PART C

OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Description of Exhibit

a(1)	Agreement and Declaration of Trust dated January 20, 1987.(1)

(2)	Amendments to Declaration of Trust dated February 3, 1992, February 19, 1992 and May 9, 1990.(2)

(3)	Amendment to Declaration of Trust dated January 15, 1997.(3)

(4)	Certificate of Amendment dated March 13, 2001. (4)

(5)	Certificate of Authorization, Establishment and Designation of Class of Shares dated October 23, 2001. (4)

(6)	Certificate of Amendment dated October 16, 2001. (5)

(7)	Certificate and Instrument of Amendment to the Agreement and Declaration of Trust dated June 17, 2002.(6)

(8)	Certificate of Amendment dated November 17, 2006.(7)

b(1)	Second Amended and Restated By-Laws as adopted April 5, 1995. (1)

(1)           Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement, filed on September 22, 1995 (Securities Act File No. 33-12344).

(2)           Incorporated by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed with the Securities and Exchange Commission filed on December 29, 1995 (Securities Act File No. 33-12344).

(3)           Incorporated by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement, filed on February 20, 1997 (Securities Act File No. 33-12344).

(4)           Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement, filed on November 8, 2001 (Securities Act File No. 33-12344).

(5)           Incorporated by reference to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement, filed on February 12, 2002 (Securities Act File No. 33-12344).

(6)           Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement, filed on February 14, 2003 (Securities Act File No. 33-12344).

(7)           Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement, filed on December 22, 2006 (Securities Act File No. 33-12344).

(2)	Amendment to By-Laws dated February 6, 1998. (8)

(3)	Amended By-Laws dated February 5, 2001. (9)

(4)	Amendment to By-Laws dated March 7, 2001. (4)

(5)	Amendment to By-Laws dated December 12, 2001. (5)

(6)	Amended and Restated By-Laws. (6)

(7)	Amendment to By-laws dated December 1, 2006. (7)

c	Forms of Certificates of Beneficial Interest. (10)

d	Amended and Restated Investment Advisory Agreement dated July 6, 1999 as amended and restated as of May 3, 2004 and December 1, 2006. (7)

e(1)	Amended and Restated Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (“CSAMSI”) dated August 1, 2000 as amended and restated May 3, 2004 and November 15, 2006. (7)

f	Not applicable.

g(1)	Custodian Agreement with State Street Bank and Trust Company dated October 20, 2000. (“State Street”). (11)

(2)	Amendment to Custodian Agreement with State Street dated April 26, 2001. (12)

(3)	Amendment to Custodian Agreement with State Street dated May 16, 2001. (12)

(4)	Amended Exhibit I to Custodian Agreement with State Street dated May 16, 2001. (12)

(8)           Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement, filed on February 23, 1998 (Securities Act File No. 33-12344).

(9)           Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement, filed on February 20, 2004 (Securities Act File No. 33-12344).

(10)         Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 14, 1995 (Securities Act File No. 33-58125).

(11)         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on November 22, 2000 (Securities Act File No. 33-58125).

(12)         Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of Credit Suisse Trust, filed on June 29, 2001 (Securities Act File No. 33-58125).

(5)	Amendment to the Custodian Agreement with State Street dated November 16, 2005. (13)

h(1)	Co-Administration Agreement with CSAMSI dated November 1, 1999 as amended and restated November 16, 2005 and November 15, 2006. (7)

(2)	Co-Administration Agreement with State Street dated March 18, 2002. (14)

(3)	Amendment No. 1 to Co-Administration Agreement with State Street dated January 1, 2007 .(15)

(4)	Forms of Services Agreements. (3)

(5)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. (“BFDS”) dated October 1, 2007. (16)

(6)	Securities Lending Authorization Agreement with State Street Bank and Trust Company dated March 17, 2004.(17)

(7)	First Amendment to Securities Lending Authorization Agreement dated December 17, 2004.(17)

(8)	Second Amendment to Securities Lending Authorization Agreement dated May 17, 2006. (17)

(9)	Third Amendment to Securities Lending Authorization Agreement dated September 15, 2006. (17)

(10)

Fourth Amendment to the Securities Lending Authorization Agreement dated July 16, 2007. (17)

(13)         Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement, filed on February 27, 2006 (Securities Act File No. 33-12344).

(14)         Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Credit Suisse Strategic Small Cap Fund, Inc. filed on May 3, 2002 (Securities Act File No. 333-64554).

(15)         Incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement, filed on February 28, 2007 (Securities Act File No. 33-12344).

(16)         Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of Credit Suisse Commodity Return Strategy Fund filed on December 21, 2007 (Securities Act File No. 333-116212).

(17)         Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A of Credit Suisse Trust filed on April 28, 2009 (Securities Act File No. 33-58125).

(11)	Fifth Amendment to Securities Lending Authorization Agreement dated August 27, 2007. (17)

(12)	Sixth Amendment to Securities Lending Authorization Agreement dated December 1, 2007. (17)

(13)	Seventh Amendment to the Securities Lending Authorization Agreement dated April 17, 2009. (17)

(14)	Securities Lending and Services Agreement with State Street Bank and Trust Company dated April 17, 2009. (17)

(15)	Combined U.S. Accounting, Administration Fee Schedule Revised June 1, 2009.*

i	Opinion and Consent of Willkie Farr & Gallagher LLP, counsel to the Fund. (18)

j(1)	Consent of Independent Registered Public Accounting Firm. **

(2)	Powers of Attorney.(19)

k	Not applicable.

l(1)	Purchase Agreement dated July 10, 1987. (6)

(2)	Purchase Agreement dated October 2, 2001. (6)

m(1)	Distribution Plan for Advisor Class Shares dated November 16, 2000 as amended and restated November 16, 2005. (7)

(2)	Form of Distribution Agreement between the Fund and CIGNA Securities Inc. (20)

(3)	Form of Selected Dealer Agreement between Counsellors Securities Inc. and CIGNA Securities Inc. (20)

(4)	Class A, B and C Distribution Plans dated October 2, 2001. (4)

n	Amended Rule 18f-3 Plan dated November 12, 2001. (4)

(18)         Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, filed on February 24, 2000 (Securities Act File No. 33-12344).

(19)         Incorporated by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement, filed on February 26, 2009 (Securities Act File No. 33-12344).

(20)         Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Credit Suisse International Equity Fund, Inc., filed on September 22, 1995 (Securities Act File No. 33-27031).

o	Not applicable.

p	Global Personal Trading Policy for Registrant, Credit Suisse Asset Management, LLC and CSAMSI dated January 2007. (21)

Item 29. Persons Controlled by or Under Common Control with Registrant.

From time to time, Credit Suisse Asset Management, LLC (“Credit Suisse”), Registrant’s investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund’s shares on behalf of discretionary advisory clients.

Item 30. Indemnification

Registrant and officers and directors of Credit Suisse, CSAMSI and Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on October 30, 1995.

Item 31. Business and Other Connections of Investment Adviser

Credit Suisse, acts as investment adviser to Registrant. Credit Suisse renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of Credit Suisse, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-37170).

Item 32. Principal Underwriter

(a)           CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Capital Funds; Credit Suisse Commodity Return Strategy Fund; Credit Suisse Global High Yield Fund; Credit Suisse Mid-Cap Core Fund; Credit Suisse Opportunity Funds; Credit Suisse Large Cap Blend Fund and Credit Suisse Trust.

(b)           For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

(21)         Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Credit Suisse Global Small Cap Fund, filed on February 4, 2009 (Securities Act File No. 333-08459).

*              Filed herewith.

**           To be filed by amendment.

(c)           None.

Item 33. Location of Accounts and Records

(1)           Credit Suisse Large Cap Growth Fund

Eleven Madison Avenue

New York, New York 10010

(Fund’s Agreement and Declaration of Trust,

by-laws and minute books)

(2)           State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

(records relating to its functions as co-administrator and custodian)

(3)           Credit Suisse Asset Management Securities, Inc.

Eleven Madison Avenue

New York, New York 10010

(records relating to its functions as co-administrator and distributor)

(4)           Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010 (records relating to its functions as investment adviser)

(5)           Boston Financial Data Services, Inc.

Attn: Credit Suisse Funds

30 Dan Road
Canton, MA 02021-2809

(records relating to its functions as transfer agent and dividend disbursing agent)

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 23rd day of December, 2009.

CREDIT SUISSE LARGE CAP GROWTH FUND

By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ George R. Hornig	Chief Executive Officer	December 23, 2009
George R. Hornig

/s/ Michael A. Pignataro	Chief Financial Officer	December 23, 2009
Michael A. Pignataro

/s/ Steven N. Rappaport*	Chairman of the Board	December 23, 2009
Steven N. Rappaport

/s/ Jeffrey E. Garten*	Trustee	December 23, 2009
Jeffrey E. Garten

/s/ Peter F. Krogh*	Trustee	December 23, 2009
Peter F. Krogh

/s/ Enrique R. Arzac*	Trustee	December 23, 2009
Enrique R. Arzac

*By:	/s/ Michael A. Pignataro
Michael A. Pignataro, as Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

h(15)	Combined U.S. Accounting, Administration Fee Schedule Revised June 1, 2009.